As filed with the Securities and Exchange	Registration No. 333-56297
Commission on April 22 , 2021	Registration No. 811-02512

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 57
to
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B
(Exact Name of Registrant)

Voya Retirement Insurance and Annuity Company
(Name of Depositor)

One Orange Way, C2N
Windsor, Connecticut 06095-4774
(Address of Depositor’s Principal Executive Offices) (Zip Code)

1-800-584-6001
(Depositor’s Telephone Number, including Area Code)

   Andrea Nelson, Counsel
Security Life Of Denver Insurance Company
As Administrator for Voya Retirement Insurance and Annuity Company
20 Washington Avenue South, Minneapolis, MN  55401
(612) 372-7898
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1 , 2021, pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Group or individual deferred variable annuity contracts.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Variable Annuity Account B VOYA VARIABLE ANNUITY CONTRACT PROSPECTUS – MAY 1, 2021

The Contract. The contract described in this prospectus is a group or individual deferred variable annuity contract issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”). It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended (“Tax Code”); a qualified individual retirement annuity (“IRA”); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans. The contract is not available as a SIMPLE IRA under Tax Code Section 408(p) and we no longer offer this Contract for sale to new purchasers.

Why Reading this Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

Premium Bonus Option. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account. See “PREMIUM BONUS OPTION – Suitability.”

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options. Some investment options may be unavailable through your contract or in your state.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (“funds’) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. Information about the funds in which the subaccounts invest is located in APPENDIX III − Description of Underlying Funds and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Options. We describe the fixed interest options (the Voya Guaranteed Account (the “Guaranteed Account”) and the Fixed Account) in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

We pay compensation to broker/dealers whose registered representatives sell the contract. See “OTHER TOPICS ‒ Contract Distribution,” for further information about the amount of compensation we pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through the contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2021 , Statement of Additional Information (“SAI”) associated with this prospectus free of charge by calling the Company at 1-800-531-4547 or by writing to us at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds or the Guaranteed Account prospectus by calling that number. The contract prospectus, the Guaranteed Account prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (“SEC”) website, www.sec.gov. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-56297. The SAI is incorporated into this prospectus by reference.

Internet Availability of Fund Shareholder Reports. Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If available, you may elect to receive shareholder reports and other communications from the Company electronically by contacting Customer Service.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-283-3427. Your election to receive reports in paper will apply to all funds available under your contract.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

The contract is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the Federal Deposit Insurance Corporation (“FDIC”). The contract is subject to investment risk, including the possible loss of the principal amount of your investment.

Variable Investment Options

The investment portfolios that comprise the subaccounts currently open and available to new purchase payments and transfers under your contract are:

Voya Balanced Income Portfolio (Class S)[1]
Voya Balanced Portfolio (Class I)
Voya Global Bond Portfolio (Class I)
Voya Global High Dividend Low Volatility Portfolio
(Class S)[1]
Voya Global Perspectives® Portfolio (Class ADV)[2]
Voya Government Money Market Portfolio (Class I)
Voya Growth and Income Portfolio (Class I)
Voya High Yield Portfolio (Class I)
Voya Index Plus LargeCap Portfolio (Class I)
Voya Intermediate Bond Portfolio (Class I)
Voya International High Dividend Low Volatility Portfolio (Class I)[1]
Voya International Index Portfolio (Class I)
Voya Large Cap Growth Portfolio (Class I)
Voya Large Cap Value Portfolio (Class S)
Voya MidCap Opportunities Portfolio (Class S)
Voya Retirement Conservative Portfolio (Class ADV)[2]
Voya Retirement Growth Portfolio (Class ADV)[2]

Voya Retirement Moderate Growth Portfolio (Class ADV)[2]
Voya Retirement Moderate Portfolio (Class ADV)[2]
Voya RussellTM Large Cap Growth Index Portfolio (Class I)
Voya RussellTM Large Cap Index Portfolio (Class I)
Voya RussellTM Large Cap Value Index Portfolio (Class I)
Voya RussellTM Mid Cap Growth Index Portfolio (Class S)
Voya RussellTM Small Cap Index Portfolio (Class I)
Voya Small Company Portfolio (Class I)
Voya SmallCap Opportunities Portfolio (Class S)
Voya Solution Moderately Conservative Portfolio (Class S)[2]
Voya U.S. Stock Index Portfolio (Class S)
VY® BlackRock Inflation Protected Bond Portfolio (Class S)
VY® Clarion Global Real Estate Portfolio (Class S)
VY® Invesco Equity and Income Portfolio (Class I)
VY® Invesco Global Portfolio (Class I)
VY® JPMorgan Emerging Markets Equity Portfolio (Class S)
VY® T. Rowe Price Capital Appreciation Portfolio (Class S)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)

More information can be found in the appendices. APPENDIX III highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. See “APPENDIX IV” for all subaccounts and valuation information. If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio’s summary prospectus.

[1]	This fund employs a managed volatility strategy. See “INVESTMENT OPTIONS – Funds with Managed Volatility Strategies” for more information.
[2]
These investment portfolios are offered in a “fund of funds” structure. See “INVESTMENT OPTIONS – Mutual Fund (“Fund”) Descriptions” and “FEES ‒ Fund Fees and Expenses” for more information about these investment portfolios.

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions:  Contacting the Company. To answer your questions, contact your sales representative or write or call Customer Service at:

Customer Service
One Orange Way, C2N
Windsor, Connecticut 06095-4774
1-800-531-4547

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following addresses when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:
Voya Financial	JP Morgan Chase C/O
P.O. Box 2215	Payee: Voya
New York, NY 10116-2215	Attn: Lockbox 2215
4 Chase Metro Tech Center, 7th Floor East
Brooklyn, NY 11245

Express mail packages should not be sent to the P.O. Box address.

Contract Design

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

New York Contracts

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. For details regarding the New York contracts, see the “FEE TABLE” and the “NEW YORK CONTRACTS” sections of this prospectus.

Contract Facts

Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See “PURCHASE AND RIGHTS” for age maximums on the calculation of death benefits. The differences are summarized as follows:

	Option Package I		Option Package II		Option Package III
Mortality and Expense Risk Charge:[3]	0.80%		1.10%		1.25%
Death Benefit[4] on Death of the Annuitant[5]:	The greater of: • The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or • The account value on the claim date.
The greatest of:
•      The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or
•      The account value on the claim date; or
•      The “step-up value” on the claim date.

The greatest of:
•     The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or
•      The account value on the claim date; or
•      The “step-up value” on the claim date; or
•      The “roll-up value” on the claim date.[6]

Minimum Initial Purchase Payment:[7]	Non-Qualified: $15,000	Qualified: $1,500	Non-Qualified: $5,000	Qualified: $1,500	Non-Qualified: $5,000	Qualified: $1,500
Free Withdrawals:[8]	10% of your account value each account year, non-cumulative.		10% of your account value each account year, non-cumulative.		10% of your account value each account year, cumulative to a maximum 30%.
Nursing Home Waiver ‒ Waiver of Early Withdrawal Charge:[9]	Not Available		Available		Available

Premium Bonus Option. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See “PREMIUM BONUS OPTION.”

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge may also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See “FEE TABLE” and “FEES.”

[3]	See “FEE TABLE” and “FEES.”
[4]
See “DEATH BENEFIT.” If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “PREMIUM BONUS OPTION ‒ Forfeiture.”

[5]
When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See “DEATH BENEFIT.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

[6]	See the “NEW YORK CONTRACTS” section of this prospectus for details regarding the death benefit under Option Package III for contracts issued in New York.
[7]	See “PURCHASE AND RIGHTS.”
[8]	See “FEES.”
[9]	See “FEES” and the “NEW YORK CONTRACTS” sections of this prospectus for details regarding contracts issued in New York.

In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:
•	If you exercise your free look privilege and cancel your contract. See “PREMIUM BONUS OPTION ‒ Forfeiture” and “RIGHT TO CANCEL.”
•
If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “PREMIUM BONUS OPTION – Forfeiture” and “DEATH BENEFIT.”

•	If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. See “PREMIUM BONUS OPTION – Forfeiture” and “WITHDRAWALS.”

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See “PREMIUM BONUS OPTION – Suitability.” Your sales representative can help you decide if the premium bonus option is right for you.

Transferability. You may transfer from one option package to another.
•	Transfers must occur on an account anniversary.
•	A written request for the transfer must be received by us within 60 days of an account anniversary.
•	Certain minimum account values must be met.

See “TRANSFERS BETWEEN OPTION PACKAGES.”

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “RIGHT TO CANCEL.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase (described in “CONTRACT PHASES,” below). The amount of the death benefit will depend upon the option package selected. See “DEATH BENEFIT.” Any death benefit during the income phase will depend upon the income phase payment option selected. See “THE INCOME PHASE.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “WITHDRAWALS.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See “APPENDIX I.”

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See “FEE TABLE” and “FEES.”

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 403(b) plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL TAX CONSIDERATIONS.”

Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Annuity or other qualified retirement annuities, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates), which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “PURCHASE AND RIGHTS.”

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CONTRACT PHASES

The Accumulation Phase (accumulating dollars under your contract)

STEP 1:  You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2:  You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:
•	Fixed Interest Options; or
•	Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each variable investment option invests in a specific mutual fund.)

STEP 3:  Each subaccount you select purchases shares of its assigned fund.

The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “THE INCOME PHASE”). In general, you may:
•	Receive income phase payments for a specified period of time or for life;
•	Receive income phase payments monthly, quarterly, semi-annually or annually;
•	Select an income phase payment option that provides for payments to your beneficiary; or
•	Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See “THE INCOME PHASE” for the different fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Fees:

Early Withdrawal Charge
(As a percentage of payments withdrawn.)

For Contracts Issued Outside of the State of New York
All Contracts (except Roth IRA Contracts Issued Before September 20, 2000)
Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 2 2 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	7% 6% 5% 4% 3% 0%

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Roth IRA Contracts Issued Before September 20, 2000
Completed Account Years	Early Withdrawal Charge
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more	5% 4% 3% 2% 1% 0%
For Contracts Issued in the State of New York All Contracts
Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	7% 6% 5% 4% 3% 2% 1% 0%
Annual Maintenance Fee	$30.00[10]
Transfer Charge	$ 0.00[11]
Overnight Charge	$20.00[12]

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Fees Deducted from Investments in the Separate Account:

Amount During the Accumulation Phase
(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

If You Do Not Elect the Premium Bonus Option:

All Account Years
Option Package I
Mortality and Expense Risk Charge	0.80%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	0.95%

Option Package II
Mortality and Expense Risk Charge	1.10%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.25%

Option Package III
Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.40%

[10]	The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See “FEES – TRANSACTION FEES – Annual Maintenance Fee.”
[11]
We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See “FEES – Transaction Fees – Transfer Charge” for additional information.

[12]	You may choose to have this charge deducted from the amount of a withdrawal you would like sent to you by overnight delivery service.

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If You Elect the Premium Bonus Option:

	Account Years 1-7	After the 7th Account Year
Option Package I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.45%	0.95%

Option Package II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.75%	1.25%

Option Package III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.90%	1.40%

Fees Deducted by the Funds:

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses):	0. 28%	1. 50%

See “FEES ‒ Fund Fees and Expenses” for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the contracts and of any of the funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

For Contracts Issued Outside the State of New York
Assuming You Elect the Premium Bonus Option:
Example 1: If you withdraw your entire account value at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1, 045	$1, 652	$2, 280	$3, 538

Example 2 If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
1 year	3 years	5 years	10 years
$ 345	$1, 052	$1, 780	$3, 538

For Contracts Issued in the State of New York
Assuming You Elect the Premium Bonus Option:
Example 1: If you withdraw your entire account value at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1, 045	$1, 552	$2, 080	$3, 538
Example 2 If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
1 year	3 years	5 years	10 years
$ 345	$1, 052	$1, 780	$3, 538

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “FEES – Fund Fees and Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “FEES – Fund Fees and Expenses” for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

*
This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

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CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In APPENDIX IV of this prospectus, we provide condensed financial information about the separate account subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract for the lowest and highest combination of asset-based charges. Complete information is available in the SAI.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

PURCHASE AND RIGHTS

How to Purchase. Please note that this contract is no longer available for purchase, although you may continue to make purchase payments under existing contracts. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

•
Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

•
Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “OTHER TOPICS – Contract Distribution”). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

•
Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

Factors to Consider in the Purchase Decision. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:
•
Long-Term Investment – This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

•
Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in;

•
Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features; and

•
Exchanges – If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax and/or legal adviser to make sure that the exchange will be handled so that it is tax-free.

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Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or older you may want to consider whether choosing one of these options is in your best interest. See “DEATH BENEFIT” for a description of the calculation of death benefits above certain ages.

Your Rights Under the Contract:
•	Individual Contracts. You have all contract rights.
•
Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

•
Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “DEATH BENEFIT” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Purchase Payment Methods. The following purchase payment methods are allowed:
•	One lump sum;
•	Periodic payments; or
•	Transfer or rollover from a pre-existing retirement plan or account.

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See “PREMIUM BONUS OPTION – Suitability.”

Purchase Payment Amounts. The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

	Option Package I		Option Package II		Option Package III
Minimum Initial Purchase Payment	Non- Qualified:	Qualified:*	Non- Qualified:	Qualified:*	Non- Qualified:	Qualified:*
	$15,000	$1,500	$5,000	$1,500	$5,000	$1,500

Reduction of Purchase Payment Amounts. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:
•	The size and type of the prospective group, if any, to which the reduction would apply;
•	The method and frequency of purchase payments to be made under the contract; and
•	The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

*
The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income. Additional purchase payments must be at least $1,000 (we may change this amount from time to time). A purchase payment of more than $1,500,000 will be allowed only with our consent.

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Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing at the addresses referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company” or by calling 1-800-584-6001.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks,” “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber-attacks or information security breaches in the future.

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Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the “INVESTMENT OPTIONS” section.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to Customer Service along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. Any premium bonus credited to your account will be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

PREMIUM BONUS OPTION

Election. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. The premium bonus option may not be available under all contracts.

Premium Bonus Amount. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

Premium Bonus Option Charge. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. We may also deduct this charge from amounts allocated to the fixed interest options, resulting in an annual 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. Under certain contracts, the premium bonus option charge may be reduced or eliminated. See “FEES – Reduction or Elimination of Certain Fees.”

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See “YOUR ACCOUNT VALUE.”

Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:
•	If you exercise your free look privilege and cancel your contract. See “RIGHT TO CANCEL.”
•
If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “DEATH BENEFIT.”

•
If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See “WITHDRAWALS.”

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The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

Date	Purchase Payment	Premium Bonus	Account Value	Withdrawal Amount	Explanation
May 2, 2008	$100,000	$4,000	$104,000	–	You make a $100,000 initial purchase payment and we credit your account with a 4% ($4,000) premium bonus. Your beginning account value equals $104,000.
May 2, 2011	–	–	$120,000	$30,000
Assume that your account value grows to $120,000 over the next three years and you request a $30,000 withdrawal. $18,000 of that $30,000 will be subject to an early withdrawal charge ($30,000 minus $12,000 (the 10% free withdrawal amount, see “FEES – Transaction Fees – Free Withdrawals”)) and you would pay a $1,080 early withdrawal charge (6% of $18,000). Additionally, because $18,000 is 18% of the $100,000 purchase payment made in the first account year, 18% of your $4,000 premium bonus, or $720, would be forfeited.*

See the “NEW YORK CONTRACTS” section of this prospectus for details about forfeiture of the premium bonus under contracts issued in New York.

Suitability. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

*
This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See “FEES – Free Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

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Funds With Managed Volatility Strategies. As described in more detail in the fund prospectuses, certain funds employ a managed volatility strategy that is intended to reduce the fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guarantees under the contract. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected. Funds that employ a managed volatility strategy are identified in the list of available funds in the beginning of this prospectus.

Mutual Fund (“Fund”) Descriptions. We provide brief descriptions of the funds in “APPENDIX III.” Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in them. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from Customer Service at the address and phone number referenced under “CONTRACT OVERVIEW − Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Room.

Certain funds are offered in a “fund of funds” structure and may have higher fees and expenses than an investment portfolio that invests directly in debt and equity securities.

Fixed Interest Options. If available in your state, the Guaranteed Account or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see “APPENDICES I and II” and the Guaranteed Account prospectus.

Selecting Investment Options:
•	Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your individual circumstances and your financial goals;
•
Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your account value resulting from the performance of the funds you have chosen; and

•
Be informed. Read this prospectus, all of the information that is available to you regarding the funds − including each fund’s prospectus, statement of additional information, and annual and semi-annual reports, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus. After you select the options for your account dollars, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

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Additional Risks of Investing in the Funds (Mixed and Shared Funding).

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies. In other words:
•	Shared − bought by more than one company.
•	Mixed − bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS (EXCESSIVE TRADING POLICY)

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically at www.voyaretirementplans.com.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:
•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:
•
We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participants in such products; and

•	Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.
Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

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Excessive Trading Policy. We and the other members of the Voya family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:
•	Meets or exceeds our current definition of Excessive Trading, as defined below; or
•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:
•
More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•	Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:
•	Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
•	Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
•	Purchases and sales of fund shares in the amount of $5,000 or less;
•	Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
•	Transactions initiated by us, another member of the Voya family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

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We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at Customer Service or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions:  Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These may include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

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The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

TRANSFERS BETWEEN OPTION PACKAGES

You may transfer from one option package to another.
•	Transfers must occur on an account anniversary.
•	A written request for the transfer must be received by us within 60 days before an account anniversary.

The following minimum account values need to be met:

	Transfers to Option Package I		Transfers to Option Packages II or III
Minimum Account Value	Non-Qualified:	Qualified:	Non-Qualified:	Qualified:
	$15,000	$1,500	$5,000	$1,500

•	You will receive a new contract schedule page upon transfer.
•	Only one option package may be in effect at any time.

Transfers to Option Package I	Transfers to Option Package II	Transfers to Option Package III

Death Benefit:[13]
•      The sum of all purchase payments made, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date, will continue to be calculated from the account effective date.
•      The “step-up value” under Option Packages II and III will terminate on the new schedule effective date.
•      The “roll-up value” under Option Package III will terminate on the new schedule effective date.

Death Benefit:[13]
•     The sum of all purchase payments made, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date, will continue to be calculated from the account effective date.
•      If transferring from Option Package I, the “step-up value” will be calculated beginning on the new schedule effective date.
•      If transferring from Option Package III, the “step-up value” will continue to be calculated from the date calculated under Option Package III.
•      The “roll-up value” under Option Package III will terminate on the new schedule effective date.

Death Benefit:[13]
•      The sum of all purchase payments made, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date, will continue to be calculated from the account effective date.
•      If transferring from Option Package I, the “step-up value” will be calculated beginning on the new schedule effective date.
•      If transferring from Option Package II, the “step-up value” will continue to be calculated from the date calculated under Option Package II.
•      The “roll-up value” will be calculated beginning on the new schedule effective date.

[13]	See “DEATH BENEFIT.”
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Transfers to Option Package I	Transfers to Option Package II	Transfers to Option Package III
Nursing Home Waiver:[14] • The availability of the waiver of the early withdrawal charge under the Nursing Home Waiver will terminate on the new schedule effective date.
Nursing Home Waiver:[14]
•      If transferring from Option Package I, the waiting period under the Nursing Home Waiver will begin to be measured from the new schedule effective date.
•      If transferring from Option Package III, the waiting period will have been satisfied on the new schedule effective date.

Nursing Home Waiver:[14]
•      If transferring from Option Package I, the waiting period under the Nursing Home Waiver will begin to be measured from the new schedule effective date.
•      If transferring from Option Package II, the waiting period will have been satisfied on the new schedule effective date.

Free Withdrawals:[15] • If transferring from Option Package III, any available free withdrawal amount in excess of 10% will be lost as of the new schedule effective date.	Free Withdrawals:[15] • If transferring from Option Package III, any available free withdrawal amount in excess of 10% will be lost as of the new schedule effective date.	Free Withdrawals:[15] • The cumulative to 30% available free withdrawal amount will begin to be calculated as of the new schedule effective date.

FEES

The charges we assess and the deductions we make under the contract are in consideration for:  (i) the services and benefits we provide; (ii) the costs and expenses we incur; and (iii) the risks we assume. The fees and charges deducted under the contract may result in a profit to us.

The following repeats and adds to information provided in the “FEE TABLE” section. Please review both sections for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

[14]	See “FEES – Nursing Home Waiver.”
[15]	See “FEES – Free Withdrawals.”

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Early Withdrawal Charge Schedules:

For Contracts Issued outside of the State of New York
All Contracts (except Roth IRA Contracts Issued Before September 20, 2000)
Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 2 2 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	7% 6% 5% 4% 3% 0%
Roth IRA Contracts Issued Before September 20, 2000
Completed Account Years	Early Withdrawal Charge
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more	5% 4% 3% 2% 1% 0%

For Contracts Issued in the State of New York
All Contracts
Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	7% 6% 5% 4% 3% 2% 1% 0%

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

Examples:  Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% (4% for a contract issued in NY) of the portion of that purchase payment withdrawn.

For certain Roth IRA contracts where the early withdrawal charge is based on the number of completed account years, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will assess the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

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Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:
•	Used to provide income phase payments to you;
•
Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;

•	Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;
•	Taken because of the election of a systematic distribution option (see “SYSTEMATIC DISTRIBUTION OPTIONS”);
•	Applied as a rollover to certain Roth IRAs issued by us or an affiliate;
•
If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO/RRD systematic distribution option (see “SYSTEMATIC DISTRIBUTION OPTIONS”)); or

•	Paid upon termination of your account by us (see “OTHER TOPICS – Involuntary Terminations”).

Nursing Home Waiver. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:
•	More than one account year has elapsed since the schedule effective date;
•
The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and

•	The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law. See the “NEW YORK CONTRACTS” section of this prospectus for contracts issued in New York.

Transfer Charge

Amount. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Fund Redemption Fees

If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Overnight Fee

You may choose to have a $20 overnight charge deducted from the amount of a withdrawal you would like sent to you by overnight delivery service.

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Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

Fees Deducted from Investments in the Separate Account

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:
Option Package I	Option Package II
0.80%	1.10%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “THE INCOME PHASE – Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.
•	The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.
•	The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:
Option Package I	Option Package II	Option Package III
0.15%	0.15%	0.15%

There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses.

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Premium Bonus Option Charge

Maximum Amount. 0.50%, but only if you elect the premium bonus option.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase.

Purpose. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year. See “PREMIUM BONUS OPTION – Premium Bonus Option Charge.”

Reduction or Elimination of Certain Fees

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:
•	The size and type of group to whom the contract is issued;
•	The amount of expected purchase payments;
•
A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

•	The type and frequency of administrative and sales services provided; or
•	The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Assets allocated to affiliated funds, meaning funds managed by Voya Investments, LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

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Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:
•	A share of the management fee;
•	Service fees;
•	For certain share classes, 12b-1 fees; and
•	Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:
•	Communicating with customers about their fund holdings;
•	Maintaining customer financial records;
•	Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);
•	Recordkeeping for customers, including subaccounting services;
•	Answering customer inquiries about account status and purchase and redemption procedures;
•	Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;
•	Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and
•	Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

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Revenue Received from Unaffiliated Funds. Revenue received from unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

These revenues are received as cash payments.

There are no unaffiliated funds currently offered through the contract. We receive more revenue from affiliated funds than we do from unaffiliated funds.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Fund of Funds

Certain funds may be structured as “fund of funds.” Funds offered in a “fund of funds” structure (such as the Voya Retirement Portfolios) may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The funds offered in a “fund of funds” structure are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “OTHER TOPICS – Contract Distribution.”

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL TAX CONSIDERATIONS.”

YOUR ACCOUNT VALUE

During the accumulation phase your account value at any given time equals:
•	The current dollar value of amounts invested in the subaccounts; plus
•	The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

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Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in “accumulation units” of the separate account subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value. The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, and the premium bonus option charge (if any). We discuss these deductions in more detail in “FEE TABLE” and “FEES.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
•	The net assets of the fund held by the subaccount as of the current valuation; minus
•	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
•	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•	The total value of the subaccount’s units at the preceding valuation; minus
•
A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge. See “FEES.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1:	You make an initial purchase payment of $5000.

Step 2:
A.	You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).
B.	You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Step 3:	The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “PURCHASE AND RIGHTS.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day. Subsequent purchase payments and transfers received in good order after the close of the NYSE will purchase accumulation units at the AUV computed after the close of the NYSE on the next business day.

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WITHDRAWALS

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See “Restrictions on Withdrawals from 403(b) Plan Accounts” below.

Steps for Making a Withdrawal:

•	Select the withdrawal amount.
☐
Full Withdrawal:  You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.

☐
Partial Withdrawal (Percentage or Specified Dollar Amount):  You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account and any forfeited premium bonus. See “APPENDICES I and II” and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

•
Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

•	Properly complete a disbursement form and deliver it to Customer Service.

Restrictions on Withdrawals from 403(b) Plan Accounts. Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant’s death, disability, attainment of age 59½, separation from service or financial hardship. See “FEDERAL TAX CONSIDERATIONS.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at Customer Service.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the Guaranteed Account (see “APPENDIX I” and the Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

SYSTEMATIC DISTRIBUTION OPTIONS

Systematic distribution options may be exercised at any time during the accumulation phase.

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Features of a Systematic Distribution Option. A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

The following systematic distribution options may be available:
•
SWO − Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

•
ECO − Estate Conservation Option/Recurring RMD Payment – RRP. This option offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under this option, we calculate the minimum distribution amount required by law (generally at age 72 (age 70½ if born before July 1, 1949) and pay you that amount once a year. This option is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO/RRP.

•
LEO − Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code Section 72. See “FEDERAL TAX CONSIDERATIONS.”

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number referenced under “CONTRACT OVERVIEW − Questions:  Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “FEES – Transaction Fees – Early Withdrawal Charge – Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number referenced under “CONTRACT OVERVIEW − Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to Customer Service. ECO/RRD, once revoked, may not, unless allowed under the Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “FEES” and “FEE TABLE” sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a tax and/or legal adviser before electing an option.

DEATH BENEFIT

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “THE INCOME PHASE.”

Terms to Understand

Account Year/Account Anniversary:  A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant(s):  The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

Beneficiary(ies):  The person(s) or entity(ies) entitled to receive a death benefit under the contract.

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Claim Date:  The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at Customer Service. Please contact Customer Service to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your):  The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Schedule Effective Date:  The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Who Receives the Death Benefit? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us at the number referenced under “CONTRACT OVERVIEW − Questions:  Contacting the Company.”

Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies.

	Option Package I	Option Package II	Option Package III
Death Benefit on Death of the Annuitant:	The greater of: • The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or • The account value* on the claim date.
The greatest of:
•     The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or
•     The account value* on the claim date; or
•     The “step-up value”* (as described below) on the claim date.

The greatest of:
•      The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or
•      The account value* on the claim date; or
•      The “step-up value”* (as described below) on the claim date; or
•      The “roll-up value”* (as described below) on the claim date.**

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:
•	The account value; or
•
The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

*
For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “PREMIUM BONUS OPTION – Forfeiture.”

**	See the “NEW YORK CONTRACTS” section of this prospectus for details about the Option Package III death benefit for contracts issued in New York.

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Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:
•	The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or
•	The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “PREMIUM BONUS OPTION – Forfeiture.”

Roll-up Value. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant’s 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant’s 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “PREMIUM BONUS OPTION – Forfeiture.”

The “roll-up value” is not available on contracts issued in the State of New York. See the “NEW YORK CONTRACTS” section of this prospectus for details about the Option Package III death benefit for contracts issued in New York.

Adjustment. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

Death Benefit Greater than the Account Value. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Subject to the conditions and requirements of state law, unless your beneficiary elects otherwise, the distribution will generally be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

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Death Benefit Amounts in Certain Cases

If a Spousal Beneficiary Continues the Account Following the Death of the Contract Holder/Annuitant. If a spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:
•
In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial purchase payment;

•
In calculating the step-up value, the step-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial step-up value; and

•	In calculating the roll-up value, the roll-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the initial roll-up value.

If the Contract Holder is not the Annuitant. Under nonqualified contracts only the death benefit described above under Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account) who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

Because the death benefit in these circumstances equals the account value, plus or minus any market value adjustment, a contract holder who is not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary’s death shall be determined under the option package then in effect.

Guaranteed Account. For amounts held in the Guaranteed Account, see “APPENDIX I” for a discussion of the calculation of the death benefit.

Death Benefit − Methods of Payment

For Qualified Contracts. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:
•
Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see “FEDERAL TAX CONSIDERATIONS”));

•	Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or
•	Elect SWO, ECO/RRD or LEO (described in “SYSTEMATIC DISTRIBUTION OPTIONS”), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

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For Non-Qualified Contracts.

•
If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:
☐	Continue the contract in the accumulation phase;
☐	Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or
☐	Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

•	If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules). See “FEDERAL TAX CONSIDERATIONS.”

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “FEDERAL TAX CONSIDERATIONS.”

•
If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies.

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “FEDERAL TAX CONSIDERATIONS” for additional information.

THE INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:
•	Payment start date;
•	Income phase payment option (see the income phase payment options table in this section);
•	Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
•	Choice of fixed, variable or a combination of both fixed and variable payments; and
•	Selection of an assumed net investment rate (only if variable payments are elected).

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Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed payments. As a general rule, more frequent income phase payments will result in smaller individual income phase payments. Likewise, income phase payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See “CONTRACT OVERVIEW – Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:
•	A first income phase payment of at least $50; and
•	Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:
•	The first day of the month following the annuitant’s 85th birthday; or
•	The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a tax and/or legal adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:
•	The life of the annuitant;
•	The joint lives of the annuitant and beneficiary;
•	A guaranteed period greater than the annuitant’s life expectancy; or
•	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

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If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “FEDERAL TAX CONSIDERATIONS” for further discussion of rules relating to income phase payments.

Charges Deducted.
•
If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “FEES – Fees Deducted from Investments in the Separate Account – Mortality and Expense Risk Charge.”

•
There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See “FEES – Fees Deducted from Investments in the Separate Account – Administrative Expense Charge.”

•
If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See “FEES – Fees Deducted from Investments in the Separate Account – Premium Bonus Option Charge.”

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following “Income Phase Payment Options” tables. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at Customer Service. If the death benefit is not taken in a lump sum, your beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for deaths occurring after January 1, 2020. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS − Taxation of Qualified Contracts − Required Distributions Upon Death” for the distribution rules imposed by the Tax Code

Unless your beneficiary elects otherwise, the distribution will generally be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a tax and/or legal adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “FEDERAL TAX CONSIDERATIONS” for additional information.

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Income Phase Payment Options

The following tables lists the income phase payment options and accompanying death benefits that may be available under the contract. The Tax Code and/or some contracts may restrict the options and terms available to you and your beneficiary. See “FEDERAL TAX CONSIDERATIONS.” We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:
Annuitant(s):  The person(s) on whose life expectancy(ies) the income phase payments are based.
Beneficiary(ies):  The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options
Life Income
Length of Payments:  For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit − None:  All payments end upon the annuitant’s death.

Life Income − Guaranteed Payments
Length of Payments:  For as long as the annuitant lives, with payments guaranteed for your choice of five to 30 years or as otherwise specified in the contract.
Death Benefit − Payment to the Beneficiary:  If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income − Two Lives
Length of Payments:  For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.
Continuing Payments:  When you select this option you choose for:
•      100%, 66⅔ % or 50% of the payment to continue to the surviving annuitant after the first death; or
•      100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit − None:  All payments end upon the death of both annuitants.

Life Income − Two Lives − Guaranteed Payments
Length of Payments:  For as long as either annuitant lives, with payments guaranteed from five to 30 years or as otherwise specified in the contract.
Continuing Payments:  100% of the payment to continue to the surviving annuitant after the first death.
Death Benefit − Payment to the Beneficiary:  If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income − Cash Refund Option (limited availability − fixed payments only)
Length of Payments:  For as long as the annuitant lives.
Death Benefit − Payment to the Beneficiary:  Following the annuitant’s death, we will pay a lump sum payment equal to the amount originally applied to the income phase payment option (less any applicable premium tax) and less the total amount of income payments paid.

Life Income − Two Lives − Cash Refund Option (limited availability − fixed payments only)
Length of Payments:  For as long as either annuitant lives.
Continuing Payments:  100% of the payment to continue after the first death.
Death Benefit − Payment to the Beneficiary:  When both annuitants die we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any applicable premium tax) and less the total amount of income payments paid.

Nonlifetime Income Phase Payment Option
Nonlifetime − Guaranteed Payments
Length of Payments:  You may select payments for five to 30 years (15 to 30 years if you elected the premium bonus option). In certain cases a lump-sum payment may be requested at any time (see below).
Death Benefit − Payment to the Beneficiary:  If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment:  If the “Nonlifetime − Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “FEES – Transaction Fees ‒ Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at Customer Service.

Calculation of Lump-Sum Payments:  If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3.5% or 5% assumed net investment rate used for variable payments).

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NEW YORK CONTRACTS

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. This section identifies the different features and benefits and replaces the portions of this prospectus that contain the differences with information that relates specifically to New York contacts. This section should be read in conjunction with the rest of this prospectus. The fees that apply to New York contracts are described in the “FEE TABLE” and “FEES” sections of this prospectus.

Contract Overview – Contract Facts. The following information about New York contracts replaces the “Contract Facts” subsection in the “CONTRACT OVERVIEW” section of this prospectus:

Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. The differences are summarized as follows:

	Option Package I		Option Package II		Option Package III
Mortality and Expense Risk Charge:[16]	0.80%		1.10%		1.25%
Death Benefit[17] on Death of the Annuitant:[18]	The greater of: • The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or • The account value on the claim date.
The greatest of:
•      The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or
•      The account value on the claim date; or
•      The “step-up value” on the claim date.

The greatest of:
•     The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or
•      The account value on the claim date; or
•      The “step-up value” on the claim date.[19]

Minimum Initial Payment/ Account Value:[20]	Non- Qualified: $15,000	Qualified: $1,500	Non- Qualified: $5,000	Qualified: $1,500	Non- Qualified: $5,000	Qualified: $1,500
Free Withdrawals:[21]	10% of your account value each account year, non-cumulative.		10% of your account value each account year, non-cumulative.		10% of your account value each account year, non-cumulative.
Nursing Home Waiver − Waiver of Early Withdrawal Charge:[21]	Not Available		Not Available		Not Available

Premium Bonus Option − Forfeiture. The following information about New York contracts replaces the “Forfeiture” subsection in the “PREMIUM BONUS OPTION” section of this prospectus:

Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:
•	If you exercise your free look privilege and cancel your contract. See “RIGHT TO CANCEL.”
•
If a death benefit is payable based on account value or step-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “DEATH BENEFIT.”

[16]	See “FEE TABLE” and “FEES.”
[17]
See “DEATH BENEFIT.” If a death benefit is payable based on account value or step-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “PREMIUM BONUS OPTION – Forfeiture” in this section.

[18]
When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See “DEATH BENEFIT.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

[19]
The death benefit is the same under Option Packages II and III for contracts issued in New York. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.

[20]	See “PURCHASE AND RIGHTS.”
[21]	See “FEES.”

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•	If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be calculated by:
☐	Determining the amount of the premium bonus that is subject to forfeiture according to the following table:
Completed Account Years at the Time of the Withdrawal	Amount of Premium Bonus Subject to Forfeiture
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	100% 100% 100% 100% 100% 75% 50% 0%

☐
And multiplying that amount by the same percentage as the amount withdrawn subject to the early withdrawal charge is to the total of all purchase payments made to the account during the first account year.

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

Date	Purchase Payment	Premium Bonus	Account Value	Withdrawal Amount	Explanation
May 2, 2008	$100,000	$4,000	$104,000	—	You make a $100,000 initial purchase payment and we credit your account with a 4% ($4,000) premium bonus. Your beginning account value equals $104,000.
May 2, 2011	—	—	$120,000	$30,000
Assume that your account value grows to $120,000 over the next three years and you request a $30,000 withdrawal. $18,000 of that $30,000 will be subject to an early withdrawal charge ($30,000 minus $12,000 (the 10% free withdrawal amount, see “FEES – Transaction Fees – Free Withdrawals”)) and you would pay a $720 early withdrawal charge (4% of $18,000). Additionally, 100% of the premium bonus is subject to forfeiture according to the table above, and because $18,000 is 18% of the $100,000 purchase payment made in the first account year, 18% of your $4,000 premium bonus, or $720, would be forfeited.*

Death Benefit – Death Benefit Amount. The following information about New York contracts replaces the “DEATH BENEFIT” section of this prospectus:

*
This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See “FEES – Transaction Fees – Free Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

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Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies:
	Option Package I	Option Package II	Option Package III
Death Benefit on Death of the Annuitant:	The greater of: • The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or • The account value* on the claim date.
The greatest of:
•          The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or
•          The account value* on the claim date; or
•          The “step-up value”* (as described below) on the claim date.

The greatest of:
•          The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or
•          The account value* on the claim date; or
•          The “step-up value”* (as described below) on the claim date.**

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:
•	The account value; or
•
The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:
•	The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or
•	The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “PREMIUM BONUS OPTION − Forfeiture” above.

*
For purposes of calculating the death benefit, the account value and step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “PREMIUM BONUS OPTION − Forfeiture.

**
For contracts issued in the State of New York, the benefit payable upon the death of the annuitant under Option Package III is the same as that described under Option Package II. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.

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FEDERAL TAX CONSIDERATIONS

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:
•	Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;
•
This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions;

•	We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and
•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with non-tax-qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Types of Contracts: Nonqualified or Qualified

The contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified contracts) or on a tax-qualified basis (qualified contracts).

Nonqualified Contracts. Nonqualified contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans. You may not deduct the amount of your premiums payments to a nonqualified contract. Rather, nonqualified contracts are purchased with after-tax contributions to save money, generally for retirement, with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts. Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401, 408 or 408A of the Tax Code.

Roth Accounts. Tax Code Section 402A allows employees of employers offering 401(k) plans to contribute after-tax salary contributions to a Roth 401(k) account. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General. Tax Code Section 72 governs the federal income taxation of annuities in general. We believe that if you are a natural person (in other words, an individual) you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until annuity payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to collaterally assign or pledge any portion of the contract value will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

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•
Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury Regulations Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification requirements because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your contract into compliance with such requirements, and we reserve the right to modify your contract as necessary to do so;

•
Investor Control. Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a proportional share of the assets of the separate account;

•
Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires a nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;

•
Non-Natural Holders of a Nonqualified Contract. If the owner of the contract is not a natural person (in other words, is not an individual), a nonqualified contract generally is not treated as an annuity for federal income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the excess of the contract value over the “investment in the contract” (generally, the purchase payments or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with a tax and/or legal adviser before to purchasing the contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner for purposes of the required distribution rules described above; and

•
Delayed Annuity Starting Date. If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 95), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a nonqualified contract occurs before the contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. A market value adjustment, if applicable, could increase the contract value. Investment in the contract is generally equal to the amount of all purchase payments to the contract, plus amounts previously included in your gross income as the result of certain loans, collateral assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a nonqualified contract may be subject to a penalty tax equal to 10% of the amount treated as income. In general, however, there is no penalty tax on distributions:
•	Made on or after the taxpayer reaches age 59½;
•	Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
•	Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
•
Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

•	The distribution is allocable to investment in the contract before August 14, 1982.

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The 10% penalty tax does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax and/or legal adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will generally carry over to the new contract. You should consult with your tax and/or legal adviser regarding procedures for making Section 1035 exchanges.

If your contract is purchased through a tax-free exchange of an annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:
•	First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;
•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
•	Then, from any remaining “income on the contract”; and
•	Lastly, from any remaining “investment in the contract.”

In certain instances, the partial exchange of a portion of one annuity contract for another contract is a tax-free exchange. Pursuant to IRS guidance, receipt of withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract may be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to the contract owner reaching age 59½, may be subject to an additional 10% penalty tax. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, reports or recognizes a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

Annuity contracts that are partially annuitized are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity contract, provided that annuity payments are made for a period of ten years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a contract because of your death or the death of the annuitant.

Different distribution requirements apply if your death occurs:
•	After you begin receiving annuity payments under the contract; or
•	Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2021 , your entire balance must be distributed by August 31, 2026 . However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:
•	Over the life of the designated beneficiary; or
•	Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies or is changed, the same rules apply as outlined above for the death of a contract owner.

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Generally, amounts distributed from a contract because of your death or the death of the annuitant prior to the time annuity payments begin are includible in the income of the recipient as follows:
•	If distributed in a lump sum, they are taxed in the same manner as a surrender of the contract; or
•	If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules may apply to amounts distributed after a beneficiary has elected to maintain the contract value and receive payments.

If the death occurs after annuity payments begin, a guaranteed period exists under the annuity option selected, and the annuitant dies before the end of that period, payments made for the remainder of that period are includible in income as follows:
•	If distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or
•
If distributed in accordance with the existing annuity option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all payments thereafter are fully includible in income.

Some contracts offer a death benefit that may exceed the greater of the purchase payments and the contract value. Certain charges are imposed with respect to these death benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Collateral Assignments, Pledges, Gratuitous Transfers and Other Issues. A pledge or collateral assignment (or agreement to pledge or collaterally assign) any portion of the contract value of a nonqualified contract is treated as a distribution of such amount or portion. If the entire contract value is pledged or collaterally assigned, subsequent increases in the contract value are also treated as distributions for as long as the pledge or collateral assignment remains in place. The investment in the contract is increased by the amount includible in income with respect to such pledge or collateral assignment, though it is not affected by any other aspect of the pledge or collateral assignment (including its release).

If an owner transfers a non-qualified contract without adequate consideration (a gratuitous transfer) to a person other than the owner’s spouse (or to a former spouse incident to a divorce), the owner must include in income the difference between the “cash surrender value” and the investment in the contract at the time of the transfer. In such case, the transferee’s investment in the contract will be increased to reflect the amount that is included in the transferor’s income. The exceptions for transfers to an owner’s spouse or former spouse are limited to individuals who are treated as spouses under federal law.

The designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are generally not discussed herein.

Anyone contemplating any pledges, collateral assignments, gratuitous transfers, or other designations, should consult a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Net Investment Income Tax. A net investment income tax of 3.8% will apply to some types of investment income. This tax will apply to all taxable distributions from nonqualified contracts. This tax only applies to taxpayers with “modified adjusted gross income” above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect, or if payment is made outside of the U.S. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

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Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact Customer Service.

If the payee is a non-resident alien, then U.S. federal withholding on taxable distributions will generally be at a 30% rate, unless a lower tax treaty rate applies. We may require additional documentation prior to processing any requested transaction.

If the payee of a distribution from the contract is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Tax Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the contract or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the contract.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contracts may have been purchased with the following retirement plans and programs to accumulate retirement savings:
•
Sections 401(a), 401(k), Roth 401(k) and 403(a) Plans. Prior to May 1, 1998, the contracts were available as tax-deferred annuities as described under Section 401(a) of the Tax Code. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. The Tax Code also allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k) account which provides for tax-free distributions, subject to certain restrictions;

•
Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Certain employers may establish Simplified Employee Pension (“SEP”) plans to provide IRA contributions on behalf of their employees. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. Sales of the contract for use with IRAs or Roth IRAs may be subject to special requirements of the IRS.

The Company may offer or have offered the contract for use with certain other types of qualified plans. Please see your contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. You may roll over a distribution from an IRA to an IRA only once in any 12 month period. You will not be able to roll over any portion of an IRA distribution if you rolled over any other IRA distribution during the preceding one-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Early distributions from SIMPLE IRAs made within two years of beginning participation in the SIMPLE IRA are subject to a 25% early distribution tax.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute. Roth IRA contributions are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA, IRA, or eligible plan. Individuals may convert an IRA or SEP to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA.

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You will not be able to roll over any portion of a Roth IRA distribution if you rolled over any other IRA distribution during the preceding one-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to:  (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

A 10% penalty tax may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Taxation

The tax rules applicable to qualified contracts vary according to the type of qualified contract, the specific terms and conditions of the qualified contract and the terms, and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (i.e., annuity) payments from a qualified contract, depends on the type of qualified contract or program and as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:
•	Contributions in excess of specified limits;
•	Distributions before age 59½ (subject to certain exceptions);
•	Distributions that do not conform to specified commencement and minimum distribution rules; and
•	Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract owners, sponsoring employers, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract owners, sponsoring employers, annuitants and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

Repeal of Maximum Age for Contributions to a Traditional IRA. The Setting Every Community Up for Retirement Enhancement Act of 2019 (the “ SECURE Act ”) eliminated the maximum age after which contributions to a traditional IRA were not allowed. Consequently, individuals who have attained age 70½ will no longer be prohibited from making non-rollover contributions to traditional IRAs.

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Section 401(a), 401(k). Roth 401(k) and 403(a) Plans. The total annual contributions (including pre-tax and Roth 401(k) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $ 58 ,000 (as indexed for 2021 ). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k) or Roth 401(k) plan to generally no more than $19,500 (2021). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) contributions, purchase payments to your account(s) will generally be excluded from your gross income. Roth 401(k) salary reduction contributions are made on an after-tax basis.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k) or Roth 401(k) plan who is at least age 50 by the end of the participant’s taxable year may contribute an additional amount (“Age 50 Catch-ups”) not to exceed the lesser of:
•	$6,500; or
•	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Traditional and Roth IRAs. You are eligible to contribute to a traditional IRA if you have compensation includible in income for the taxable year. For 2021 , the contribution to your traditional IRA cannot exceed the lesser of $6,000 or your taxable compensation. If you are age 50 or older, you can make an additional catch-up contribution of $1,000. Contributions to a traditional IRA may be deductible depending on your modified adjusted gross income (“MAGI”), tax filing status, and whether you or your spouse are an active participant in a retirement plan.

You may be eligible to contribute to a Roth IRA if you have compensation includible in income for the year. For 2020, the contribution to a Roth IRA cannot exceed the lesser of $6,000 or your taxable compensation. If you are age 50 or older, you can make an additional catch up contribution of $1,000. The amount you can contribute to a Roth IRA is reduced by the amount of any contributions you make to an individual retirement plan for your benefit (not including SEPs or SIMPLE IRAs). Your ability to contribute to a Roth IRA may be further limited by your MAGI and tax filing status. Contributions to a Roth IRA are not deductible.

Distributions − General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments, and death benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are generally taxed as received unless one of the following is true:
•
The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or

•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:
•
Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated beneficiary or for a specified period of ten years or more;

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•	A required minimum distribution under Tax Code Section 401(a)(9);
•	A hardship withdrawal; or
•	Otherwise not recognized under applicable regulations as eligible for rollover.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:
•	The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
•	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k) or 403(a) plan (collectively, qualified plans). The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a traditional or Roth IRA.

Exceptions to the 10% additional tax may apply if:
•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your beneficiary;
•	The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	The distribution is paid directly to the government in accordance with an IRS levy;
•	The distribution is a qualified reservist distribution as defined under the Tax Code;
•	The distribution is a qualified birth or adoption distribution;
•	The distribution is eligible for penalty relief extended to victims of certain natural disasters;
•	You have unreimbursed medical expenses that are deductible (without regard to whether you itemized deductions);
•
The distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary;

•	The distributions are not more than the cost of your medical insurance due to a period of unemployment (subject to certain conditions);
•	The distributions are not more than your qualified higher education expenses; or
•	You use the distribution to buy, build or rebuild a first home.

The Tax Code may provide other exceptions or impose other penalties in other circumstances.

Qualified Distributions ‒ Roth 401(k) and Roth IRAs. A partial or full distribution of purchase payments to a Roth 401(k) or Roth IRA account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k) or Roth IRA account is defined as a distribution that meets the following two requirements:
•	The distribution occurs after the five-year taxable period measured from the earlier of:
☐
The first taxable year you, as applicable, made a contribution to a Roth IRA or a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

☐
If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

☐	The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND
•	The distribution occurs after you attain age 59½, die with payment being made to your beneficiary or estate, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

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Distributions ‒ Eligibility

Distributions from qualified plans (as described in this prospectus) generally may occur only upon the occurrence of certain events. The terms of your plan will govern when you are eligible to take a distribution from the plan. The following describes circumstance when you may be able to take a distribution from certain more common types of plans.

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions generally may occur upon:
•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 59½; or
•	Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, generally may occur only upon:
•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	The birth or adoption of a child;
•	Financial Hardship (for 2018 and earlier, contributions only, not earnings);
•	Termination of the plan; or
•	Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a) and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules may dictate the following:
•	The start date for distributions;
•	The time period in which all amounts in your account(s) must be distributed; and
•	Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949) or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless under 401(a) or 401(k) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949).

Time Period. You must receive distributions from the contract over a period not extending beyond one of the following time periods:
•	Over your life or the joint lives of you and your designated beneficiary; or
•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

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Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer, and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If annuity payments have begun under an annuity option that satisfies the Tax Code Section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Roth IRAs. Required minimum distributions are not applicable to Roth IRAs during your lifetime.

Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), IRAs and Roth IRAs)

Upon your death, any remaining interest in an IRA or qualified retirement plan must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The death benefit provisions of your contract will be interpreted to comply with those requirements. The SECURE Act amended the post-death distribution requirements that are generally applicable with respect to deaths occurring after 2019. The post-death distribution requirements under prior law continue to apply in certain circumstances.

Prior Law. Under prior law, if you die prior to the required beginning date, the remaining interest must be distributed (1) within five years after the death (the “5-year rule”); or (2) over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If you die on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

The New Law. Under the new law, if you die after 2019, and you have a designated beneficiary, any remaining interest must be distributed within ten years after your death, unless the designated beneficiary is an eligible designated beneficiary (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by you, the IRA owner or employee. An EDB is any designated beneficiary who is (1) your surviving spouse; (2) your minor child; (3) disabled; (4) chronically ill; or (5) an individual not more than ten years younger than you. An individual’s status as an EDB is determined on the date of your death.

This ten-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this ten-year rule, the remaining interest must be distributed within ten years after the EDB’s death (i.e., a new ten-year distribution period begins).

Instead of taking distributions under the new ten-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within ten years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within ten years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years).

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If your beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the new law may apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You should consult a professional tax adviser about the federal income tax consequences of your beneficiary designations, particularly if a trust is involved.

More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law applies to your interest in that plan if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the IRA owner or employee died prior to January 1, 2020. However, if the designated beneficiary of the deceased IRA owner or employee dies after January 1, 2020, any remaining interest must be distributed within ten years of the designated beneficiary’s death. Hence, this ten-year rule generally will apply to a contract issued prior to 2020 which continues to be held by a designated beneficiary of an IRA or employee who died prior to 2020.

It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the IRA owner or employee was alive could continue to be made under that method after the death of the IRA owner or employee. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than ten years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the new post-death distribution requirements.

Certain transition rules may apply. Please consult your tax adviser.

Start Dates for Spousal Beneficiaries. Under the new law, as under prior law, if your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You should consult a professional tax adviser for tax advice as to your particular situation.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k) and 403(a) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain other distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect, or if the payment is made outside of the U.S. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

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Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and tax treaty status.

Assignment and Other Transfers

Section 401(a), 401(k), Roth 401(k) and 403(a) Plans. Your beneficial interest in the contract may not be assigned or transferred to persons other than:
•	A plan participant as a means to provide benefit payments;
•	An alternate payee under a QDRO in accordance with Tax Code Section 414(p);
•	The Company as collateral for a loan; or
•	The enforcement of a federal income tax lien or levy.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Same-Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the contract. Please consult your tax and/or legal adviser for further information about this subject.

Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the separate account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against a separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

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In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including separate account assets, which are treated as Company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits to the holders of the separate account because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include Company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

OTHER TOPICS

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

The Company

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way, C2N
Windsor, CT 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), The Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

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Variable Annuity Account B

We established Variable Annuity Account B (the “separate account”) under Connecticut law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Contract Distribution

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter (distributor) for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

This contract is no longer available for new purchasers.

Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 7% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid.

We may also pay ongoing annual compensation of up to 1.00% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total purchase payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

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Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, Voya Financial Partners, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling the contracts to you and other customers. These amounts may include:
•
Marketing/distribution allowances which may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•
Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

•
Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;

•
Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;

•
Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and

•
Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2020 , received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

•          Lincoln Investment Planning, Inc.;
•          Regulus Advisors, LLC;
•          LPL Financial LLC;
•          Morgan Stanley Smith Barney LLC;
•          Voya Financial Advisors, Inc.;
•          Kestra Investment Services, LLC;
•          Royal Alliance Associates, Inc.;
•          Pensionmark Securities, LLC;
•           American Portfolios Financial Services, Inc. ;
•          Securities America, Inc.;
•          Northwestern Mutual Investment Services, Inc.;

•          Lincoln Financial Advisors Corporation;
•          Cetera Advisors LLC;
•          Ameriprise Financial Services, Inc.;
•          Woodbury Financial Services, Inc.;
•          Cetera Advisor Networks LLC;
•          MMA Securities LLC;
•          PlanMember Securities Corporation;
•          Cadaret, Grant & Co., Inc.;
•          IMA Wealth, Inc.;
•          First Allied Securities, Inc.;
•          NYLIFE Securities LLC;
•          SagePoint Financial, Inc.;
•          Hornor, Townsend & Kent, LLC; and
•           Lockton Investment Securities, LLC.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

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Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:
•	On any valuation date when the NYSE is closed (except customary weekend and holiday closings) or when trading on the NYSE is restricted;
•
When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or

•	During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Selection of Underlying Funds. The underlying funds available through the contract described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor. When determining which underlying funds to make available we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts. (For additional information on these arrangements, please refer to the section of this prospectus entitled “Revenue from the Funds.”) We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations under the contract. We have included certain of the funds at least in part because they are managed or sub-advised by our affiliates.

We do not recommend or endorse any particular fund and we do not provide investment advice.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.
•	During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
•	During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

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Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership:  Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at Customer Service. An assignment or transfer of ownership may have tax consequences and you should consult with a tax and/or legal adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company to Customer Service. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure.

Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days’ advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC’s ability to distribute the contract or upon the separate account.

•
Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•
Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

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APPENDIX I

Voya Guaranteed Account

The Voya Guaranteed Account is a fixed interest option that may be available during the accumulation phase under the contract. This appendix is only a summary of certain facts about the Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:
•
The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

•
The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or Customer Service to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:
•	Market Value Adjustment (“MVA”) − as described in this appendix and in the Guaranteed Account prospectus;
•	Tax penalties and/or tax withholding − see “FEDERAL TAX CONSIDERATIONS”;
•	Early withdrawal charge − see “FEES”; or
•	Maintenance fee − see “FEES.”

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge may be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the “PREMIUM BONUS OPTION – Forfeiture” and “WITHDRAWALS” sections of the contract prospectus.

Market Value Adjustment. If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:
•	Transfers due to participation in the dollar cost averaging program;
•	Withdrawals taken due to your election of SWO or ECO/RRP (described in “SYSTEMATIC DISTRIBUTION OPTIONS”), if available;
•	Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and
•	Withdrawals due to your exercise of the right to cancel your contract (described in “RIGHT TO CANCEL”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn proportionally from each group of deposits having the same length of time until the maturity date (“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term; (b) transferred to other available investment options; or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59½, tax penalties may apply.

If no direction is received from you at Customer Service by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO/RRP or SWO (see “SYSTEMATIC DISTRIBUTION OPTIONS”); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of withdrawal or refund any taxes that were withheld.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. The Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter of the contract. Voya Financial Partners, LLC, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. and the Securities Investor Protection Corporation. From time to time Voya Financial Partners, LLC may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

APPENDIX II

Fixed Account

General Disclosure.
•	The Fixed Account is an investment option that may be available during the accumulation phase under the contract.
•	Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.
•	Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
•
Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

•	Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.
•	Additional information about this option may be found in the contract.

Interest Rates.
•
The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. We may credit interest at a current rate that may be higher than the guaranteed minimum interest rate and the current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective. .Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

•
Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “FEES.”

Transfers. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying Customer Service at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

II-1

APPENDIX III

Description of Underlying Funds

The following investment portfolios are closed to new purchase payments and transfers. Contract owners who have value in any of the closed investment portfolios may leave their contract value in these investments.

Closed Investment Portfolios
Voya MidCap Opportunities Portfolio (Class I) VY® Columbia Small Cap Value II Portfolio (Class S)	VY® T. Rowe Price International Stock Portfolio (Class S)

Open Investment Portfolios

During the accumulation phase, you may allocate your purchase payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act. Fund prospectuses may be obtained free of charge, from Customer Service at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “fund of funds.” Funds offered in a “fund of funds” structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The funds offered in a “fund of funds” structure are identified in the list of investment portfolios toward the front of this prospectus.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

III-1

Fund Name Investment Adviser/Subadviser	Investment Objective
Voya Balanced Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize income while maintaining prospects for capital appreciation.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Global Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.

Voya Government Money Market Portfolio*

Investment Adviser:  Voya Investments, LLC

Subadviser:  Voya Investment Management Co. LLC

*          There is no guarantee that the Voya Government Money Market Portfolio subaccount will have a positive or level return.

Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

III-2

Fund Name Investment Adviser/Subadviser	Investment Objective
Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks maximum total return.
Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted International Index.
Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

III-3

Fund Name Investment Adviser/Subadviser	Investment Objective
Voya Retirement Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.
Voya Retirement Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.

Voya Retirement Moderate Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.

III-4

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Solution Moderately Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.
Voya U.S. Stock Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
VY® BlackRock Inflation Protected Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BlackRock Financial Management, Inc.	Seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks high total return consisting of capital appreciation and current income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.

III-5

Fund Name Investment Adviser/Subadviser	Investment Objective
VY® Invesco Global Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisors, Inc.	Seeks capital appreciation.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.

III-6

APPENDIX IV

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2020 , the following tables show the Condensed Financial Information (accumulation unit values and number of units outstanding for the indicated periods) for each subaccount of Variable Annuity Account B under the Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2020 , including portfolio names. Portfolio name changes after December 31, 2020 are not reflected in the following information. Complete information is available in the SAI. Contact Customer Service to obtain your copy of the SAI free of charge.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.68	$20.07	$21.75	$19.14	$17.92	$18.44	$17.53	$15.16	$13 .47	$13.78
Value at end of period	$26.00	$23.68	$20.07	$21.75	$19.14	$17.92	$18.44	$17.53	$15.16	$13. 47
Number of accumulation units outstanding at end of period	48,064	56,815	94,015	114,685	129,085	142,378	159,868	185,490	210,344	260,549
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.83	$14.81	$15.26	$14.05	$13.34	$14. 08	$14. 15	$14.88	$13. 93	$13.56
Value at end of period	$17.12	$15.83	$14.81	$15.26	$14.05	$13.34	$14. 08	$14. 15	$14.88	$13. 93
Number of accumulation units outstanding at end of period	139,628	113,531	120,541	134,974	139,052	146,735	185,829	247,317	318,045	407,118
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12. 31	$12. 19	$12. 12	$12. 16	$12. 26	$12. 37	$12. 49	$12. 61	$12. 72	$12. 84
Value at end of period	$12. 23	$12. 31	$12. 19	$12. 12	$12. 16	$12. 26	$12. 37	$12. 49	$12. 61	$12. 72
Number of accumulation units outstanding at end of period	376,284	421,808	460,661	471,903	514,659	580,857	687,139	759,685	794,549	932,905
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.30	$18.25	$19.28	$16.18	$14.88	$15.24	$13.90	$10.74	$9. 36	$9.48
Value at end of period	$27.06	$23.30	$18.25	$19.28	$16.18	$14.88	$15.24	$13.90	$10.74	$9. 36
Number of accumulation units outstanding at end of period	411,374	445,084	495,876	583,911	645,361	721,528	837,236	999,801	961,401	1,179,425
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.35	$23.56	$25.52	$20.67	$18 .93	$18.95	$16.80	$12.76	$11. 26	$11.37
Value at end of period	$34.84	$30.35	$23.56	$25.52	$20.67	$18. 93	$18.95	$16.80	$12.76	$11. 26
Number of accumulation units outstanding at end of period	303,200	340,654	393,848	398,269	469,916	527,689	608,656	753,580	871,265	1,067,228
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.26	$21. 37	$21.70	$20 .85	$20.18	$20.25	$19.17	$19.38	$17.88	$16.79
Value at end of period	$24.83	$23.26	$21. 37	$21.70	$20.85	$20.18	$20.25	$19.17	$19.38	$17.88

CFI-1

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	494,815	534,399	583,024	700,802	794,997	901,511	1,006,586	1,136,618	1,026,093	983,416
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.39	$17.78	$20.81	$16.82	$16.84	$17.16	$18.41	$15.31	$13.02	$14.96
Value at end of period	$22.86	$21.39	$17.78	$20.81	$16.82	$16.84	$17.16	$18.41	$15.31	$13.02
Number of accumulation units outstanding at end of period	55,561	59,524	65,904	73,747	81,245	96,944	115,454	41,546	62,069	88,025
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$47.33	$35.99	$36.89	$28.70	$27.87	$26.45	$23.50	$18.12	$15.49	$15.26
Value at end of period	$61.36	$47.33	$35.99	$36.89	$28.70	$27.87	$26.45	$23.50	$18.12	$15.49
Number of accumulation units outstanding at end of period	371,166	423,207	484,421	545,719	608,962	711,509	812,382	814,511	255,514	167,708
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)

(Funds were first received in this option during January 2011)
Value at beginning of period	$21.58	$17.46	$19.16	$17.09	$15.19	$16.08	$14.80	$11.44	$10.10	$10.05
Value at end of period	$22.65	$21.58	$17.46	$19.16	$17.09	$15.19	$16.08	$14.80	$11.44	$10.10
Number of accumulation units outstanding at end of period	25,294	27,328	31,366	33,874	47,592	56,818	36,067	59,703	41,685	13,967

CFI-2

Condensed Financial Information (continued)

VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$19.60	$15.30	$16.69	$13.47	$12.68	$12.74	$11.81	$9.87
Value at end of period	$27.40	$19.60	$15.30	$16.69	$13.47	$12.68	$12.74	$11.81
Number of accumulation units outstanding at end of period	117,970	131,755	140,424	159,621	42,694	49,052	55,966	70,777
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$35.09	$27.45	$30.03	$24.30	$22.93	$23.09	$21.47	$16.46	$14.59	$14.85
Value at end of period	$48.93	$35.09	$27.45	$30.03	$24.30	$22.93	$23.09	$21.47	$16.46	$14.59
Number of accumulation units outstanding at end of period	24,229	26,557	34,647	38,305	40,397	48,416	52,752	75,105	86,329	108,521
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during June 2011)
Value at beginning of period	$13.77	$12.24	$12.70	$11.90	$11.48	$11.68	$11.14	$10.77	$10.08	$9.91
Value at end of period	$15.05	$13.77	$12.24	$12.70	$11.90	$11.48	$11.68	$11.14	$10.77	$10.08
Number of accumulation units outstanding at end of period	68,284	74,364	73,921	96,004	96,039	96,849	112,782	92,136	38,864	6,477
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
Value at beginning of period	$18.31	$15.21	$16.60	$14.36	$13.51	$13.92	$13.35	$11.36	$10.15	$10.37
Value at end of period	$20.61	$18.31	$15.21	$16.60	$14.36	$13.51	$13.92	$13.35	$11.36	$10.15
Number of accumulation units outstanding at end of period	35,124	38,516	50,253	63,136	72,848	76,611	76,417	101,838	102,096	147,464
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
Value at beginning of period	$17.99	$15.13	$16.31	$14.37	$13.58	$13.94	$13.31	$11.61	$10.51	$10.60
Value at end of period	$20.16	$17.99	$15.13	$16.31	$14.37	$13.58	$13.94	$13.31	$11.61	$10.51
Number of accumulation units outstanding at end of period	16,987	22,968	29,229	35,999	57,896	62,632	65,259	92,291	111,738	125,950
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
Value at beginning of period	$16.59	$14.30	$15.21	$13.73	$13.10	$13.44	$12.89	$11.83	$10.83	$10.71
Value at end of period	$18.43	$16.59	$14.30	$15.21	$13.73	$13.10	$13.44	$12.89	$11.83	$10.83
Number of accumulation units outstanding at end of period	40,452	101,848	114,071	140,329	145,857	160,304	191,686	189,452	107,157	139,397
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$43.49	$32.32	$32.96	$25.35	$24.01	$22.53	$20.11	$15.38	$13.56	$13.14
Value at end of period	$59.65	$43.49	$32.32	$32.96	$25.35	$24.01	$22.53	$20.11	$15.38	$13.56
Number of accumulation units outstanding at end of period	114,949	141,188	151,780	159,229	174,089	199,787	217,506	247,102	294,414	332,065
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$41.04	$31.54	$32.99	$27.17	$24.72	$24.45	$21.86	$16.71	$14.60	$14.37
Value at end of period	$49.53	$41.04	$31.54	$32.99	$27.17	$24.72	$24.45	$21.86	$16.71	$14.60
Number of accumulation units outstanding at end of period	44,460	50,284	53,161	58,072	62,461	74,301	88,107	99,581	121,807	159,932
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$32.89	$26.37	$28.52	$25.37	$22.15	$23.18	$20.81	$15.94	$13.84	$13.86
Value at end of period	$33.06	$32.89	$26.37	$28.52	$25.37	$22.15	$23.18	$20.81	$15.94	$13.84
Number of accumulation units outstanding at end of period	167,095	196,235	204,843	225,625	254,957	305,628	113,613	140,458	165,865	187,615
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$21.85	$17.60	$21.17	$18.04	$16.11	$16.45	$15.76	$11.47	$10.08	$10.12
Value at end of period	$27.28	$21.85	$17.60	$21.17	$18.04	$16.11	$16.45	$15.76	$11.47	$10.08
Number of accumulation units outstanding at end of period	19,522	21,423	23,345	24,745	27,142	28,638	34,902	55,237	57,343	74,535
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$47.93	$38.34	$46.00	$41.73	$33.84	$34.43	$32.63	$23.91	$21.08	$21.83
Value at end of period	$53.30	$47.93	$38.34	$46.00	$41.73	$33.84	$34.43	$32.63	$23.91	$21.08
Number of accumulation units outstanding at end of period	69,509	76,638	98,179	107,187	112,498	129,030	157,352	194,448	223,720	260,349
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.81	$10.09	$10.40	$10.25	$9.98	$10.35	$10.19	$11.27	$10.70	$10.04
Value at end of period	$11.86	$10.81	$10.09	$10.40	$10.25	$9.98	$10.35	$10.19	$11.27	$10.70
Number of accumulation units outstanding at end of period	40,722	28,436	36,365	38,191	43,899	40,250	45,762	76,441	241,788	170,842
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.73	$14.39	$15.92	$14.55	$14.60	$14.99	$13.29	$12.94	$10.40	$11.08
Value at end of period	$16.67	$17.73	$14.39	$15.92	$14.55	$14.60	$14.99	$13.29	$12.94	$10.40
Number of accumulation units outstanding at end of period	9,398	9,442	10,260	15,071	21,959	22,467	24,870	35,037	37,685	32,948
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.18	$16.95	$20.81	$18.94	$15.46	$16.08	$15.56	$11.22	$9.92	$10.29

CFI-3

Condensed Financial Information (continued)

Value at end of period	$21.90	$20.18	$16.95	$20.81	$18.94	$15.46	$16.08	$15.56	$11.22	$9.92
Number of accumulation units outstanding at end of period	905	941	995	3,447	3,510	3,594	3,842	3,992	4,224	5,975
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.33	$20.45	$22.81	$20.76	$18.18	$18.74	$17.37	$14.03	$12.56	$12.82
Value at end of period	$26.50	$24.33	$20.45	$22.81	$20.76	$18.18	$18.74	$17.37	$14.03	$12.56
Number of accumulation units outstanding at end of period	337,891	399,618	453,084	529,273	652,632	734,052	864,973	650,353	745,413	886,984
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$30.36	$23.25	$27.05	$20.01	$20.15	$19.54	$19.28	$15.31	$12.70	$13.96
Value at end of period	$38.42	$30.36	$23.25	$27.05	$20.01	$20.15	$19.54	$19.28	$15.31	$12.70
Number of accumulation units outstanding at end of period	248,149	276,579	309,809	346,333	367,850	408,023	458,001	529,679	594,918	703,200
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2014)
Value at beginning of period	$19.74	$15.13	$18.35	$12.96	$11.58	$13.88	$13.67
Value at end of period	$26.08	$19.74	$15.13	$18.35	$12.96	$11.58	$13.88
Number of accumulation units outstanding at end of period	20,734	20,293	26,029	33,858	39,021	44,213	50,259
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$22.93	$18.62	$18.70	$16.40	$15.33	$14.70	$13.24	$10.94	$9.64	$10.12
Value at end of period	$26.79	$22.93	$18.62	$18.70	$16.40	$15.33	$14.70	$13.24	$10.94	$9.64
Number of accumulation units outstanding at end of period	134,418	143,197	135,051	134,594	136,615	129,126	131,773	116,907	75,088	12,020
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$41.67	$30.66	$31.99	$25.88	$24.32	$24.07	$21.73	$16.23	$14.11	$14.79
Value at end of period	$54.42	$41.67	$30.66	$31.99	$25.88	$24.32	$24.07	$21.73	$16.23	$14.11
Number of accumulation units outstanding at end of period	174,697	198,784	218,881	253,256	280,296	309,321	360,407	449,859	494,968	569,118
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.45	$16.97	$19.95	$15.75	$15.60	$15.90	$16.23	$14.34	$12.19	$14.04
Value at end of period	$24.32	$21.45	$16.97	$19.95	$15.75	$15.60	$15.90	$16.23	$14.34	$12.19
Number of accumulation units outstanding at end of period	7,656	8,062	10,979	12,284	12,510	13,734	14,840	19,560	26,732	35,328
TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.90%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$16.39	$14.02	$15.35	$13.63	$12.89	$13.39	$12.85	$11.22	$10.07	$10.40
Value at end of period	$17.82	$16.39	$14.02	$15.35	$13.63	$12.89	$13.39	$12.85	$11.22	$10.07
Number of accumulation units outstanding at end of period	1,282	1,282	1,282	1,282	1,282	1,282	2,238	2,238	2,239	2,239
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.74	$12.98	$13.50	$12.55	$12.03	$12.82	$13.01	$13.82	$13.06	$12.83
Value at end of period	$14.72	$13.74	$12.98	$13.50	$12.55	$12.03	$12.82	$13.01	$13.82	$13.06
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$9.29	$9.28	$9.32	$9.44	$9.61	$9.79	$9.98	$10.17	$10.36	$10.56
Value at end of period	$9.13	$9.29	$9.28	$9.32	$9.44	$9.61	$9.79	$9.98	$10.17	$10.36
Number of accumulation units outstanding at end of period	83	89	96	102	109	116	116	116	0	0
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.14	$13.56	$14.47	$12.25	$11.38	$11.77	$10.83	$8.45	$7.44	$7.61
Value at end of period	$19.72	$17.14	$13.56	$14.47	$12.25	$11.38	$11.77	$10.83	$8.45	$7.44
Number of accumulation units outstanding at end of period	1,905	1,912	1,919	1,927	1,936	1,943	3,043	3,045	3,313	3,335
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$19.19	$15.04	$16.45	$13.46	$12.44	$12.57	$11.26	$8.63	$7.69	$7.84
Value at end of period	$21.82	$19.19	$15.04	$16.45	$13.46	$12.44	$12.57	$11.26	$8.63	$7.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$18.38	$17.06	$17.49	$16.97	$16.58	$16.80	$16.05	$16.38	$15.27	$14.47
Value at end of period	$19.44	$18.38	$17.06	$17.49	$16.97	$16.58	$16.80	$16.05	$16.38	$15.27
Number of accumulation units outstanding at end of period	299	308	316	325	335	344	395	291	0	0
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$19.29	$16.19	$19.13	$15.62	$15.79	$16.23	$17.59	$14.77	$12.68	$14.72

CFI-4

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at end of period	$20.42	$19.29	$16.19	$19.13	$15.62	$15.79	$16.23	$17.59	$14.77	$12.68
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$41.08	$31.54	$32.64	$25.64	$25.14	$24.09	$21.61	$16.82	$14.52	$14.45
Value at end of period	$52.75	$41.08	$31.54	$32.64	$25.64	$25.14	$24.09	$21.61	$16.82	$14.52
Number of accumulation units outstanding at end of period	68	68	68	68	68	68	69	69	0	0
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$29.31	$23.15	$25.57	$20.89	$19.90	$20.24	$19.00	$14.71	$13.16	$13.52
Value at end of period	$40.48	$29.31	$23.15	$25.57	$20.89	$19.90	$20.24	$19.00	$14.71	$13.16
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
Value at beginning of period	$16.60	$13.92	$15.33	$13.40	$12.73	$13.24	$12.82	$11.01	$9.93	$10.25
Value at end of period	$18.50	$16.60	$13.92	$15.33	$13.40	$12.73	$13.24	$12.82	$11.01	$9.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
Value at beginning of period	$15.03	$13.08	$14.05	$12.81	$12.34	$12.78	$12.38	$11.47	$10.61	$10.58
Value at end of period	$16.54	$15.03	$13.08	$14.05	$12.81	$12.34	$12.78	$12.38	$11.47	$10.61
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$39.32	$29.51	$30.38	$23.59	$22.56	$21.38	$19.27	$14.88	$13.25	$12.96
Value at end of period	$53.42	$39.32	$29.51	$30.38	$23.59	$22.56	$21.38	$19.27	$14.88	$13.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$37.01	$28.72	$30.33	$25.22	$23.17	$23.14	$20.89	$16.12	$14.22	$14.14
Value at end of period	$44.24	$37.01	$28.72	$30.33	$25.22	$23.17	$23.14	$20.89	$16.12	$14.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$29.66	$24.01	$26.22	$23.55	$20.76	$21.93	$19.89	$15.37	$13.48	$13.63
Value at end of period	$29.53	$29.66	$24.01	$26.22	$23.55	$20.76	$21.93	$19.89	$15.37	$13.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$18.25	$14.84	$18.03	$15.51	$13.98	$14.42	$13.95	$10.25	$9.09	$9.22
Value at end of period	$22.57	$18.25	$14.84	$18.03	$15.51	$13.98	$14.42	$13.95	$10.25	$9.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$28.71	$23.19	$28.09	$25.73	$21.07	$21.64	$20.71	$15.32	$13.64	$14.26
Value at end of period	$31.62	$28.71	$23.19	$28.09	$25.73	$21.07	$21.64	$20.71	$15.32	$13.64
Number of accumulation units outstanding at end of period	77	77	77	77	77	77	78	78	78	78
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$15.54	$12.74	$14.23	$13.13	$13.30	$13.79	$12.34	$12.13	$9.84	$10.60
Value at end of period	$14.47	$15.54	$12.74	$14.23	$13.13	$13.30	$13.79	$12.34	$12.13	$9.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI-5

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.11	$17.92	$20.18	$18.55	$16.40	$17.07	$15.97	$13.03	$11.77	$12.13
Value at end of period	$22.78	$21.11	$17.92	$20.18	$18.55	$16.40	$17.07	$15.97	$13.03	$11.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$26.35	$20.38	$23.93	$17.87	$18.18	$17.79	$17.73	$14.22	$11.91	$13.21
Value at end of period	$33.03	$26.35	$20.38	$23.93	$17.87	$18.18	$17.79	$17.73	$14.22	$11.91
Number of accumulation units outstanding at end of period	62	62	63	63	63	63	63	63	63	64
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$36.16	$26.87	$28.31	$23.12	$21.94	$21.92	$19.98	$15.07	$13.23	$14.00
Value at end of period	$46.78	$36.16	$26.87	$28.31	$23.12	$21.94	$21.92	$19.98	$15.07	$13.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.62	$14.87	$17.65	$14.07	$14.08	$14.49	$14.93	$13.31	$11.43	$13.29
Value at end of period	$20.91	$18.62	$14.87	$17.65	$14.07	$14.08	$14.49	$14.93	$13.31	$11.43
	Number of accumulation units outstanding at end of period				0	0	0	0	0	0

CFI-6

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Variable Annuity Account B
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Experts
Condensed Financial Information (Accumulation Unit Values)
Financial Statements of the Separate Account
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company

Please tear out, complete and return the form below to order a free Statement of Additional Information for the contracts offered under the prospectus, free of charge. Address the form to Customer Service at the address referenced under “CONTRACT OVERIVEW − Questions:  Contacting the Company.”
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME:

A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR VARIABLE ANNUITY ACCOUNT B, VOYA VARIABLE ANNUITY, 333-56297.

Please Print or Type:

Name

Street Address

City, State, Zip

PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

VARIABLE ANNUITY ACCOUNT B OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

VOYA VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2021

Group or Individual Deferred Variable Annuity Contracts

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated May 1, 2021 .

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Customer Service
One Orange Way, C2N
Windsor, Connecticut 06095-4774
1-800-531-4547

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

Page

GENERAL INFORMATION AND HISTORY	2
VARIABLE ANNUITY ACCOUNT B	2
OFFERING AND PURCHASE OF CONTRACTS	2
INCOME PHASE PAYMENTS	3
SALES MATERIAL AND ADVERTISING	4
EXPERTS	4
CONDENSED FINANCIAL INFORMATION (ACCUMULATION UNIT VALUES)	CFI-1
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT	1
CONSOLIDATED FINANCIAL STATEMENTS OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY	C-1

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the Separate Account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The Company serves as the depositor for the Separate Account.

Other than the mortality and expense risk charge and administrative expense charge, described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “FEES” in the prospectus.)

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each fund, including its investment objective, policies, risks and fees and expenses, is contained in the fund’s prospectus and statement of additional information.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. Voya Financial Partners, LLC offers the securities under the Contracts on a continuous basis, however, the Contract is no longer available to new purchasers. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “PURCHASE AND RIGHTS” and “YOUR ACCOUNT VALUE.”

2

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2020 , 2019 and 2018 amounted to $1,161,252.58 , $1,418,871.42 and $796,762.50, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of Voya Retirement Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “THE INCOME PHASE” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “YOUR ACCOUNT VALUE” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

3

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc., which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account B as of December 31, 2020, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2020 and 2019, and for each of the three years in the period ended December 31, 2020, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is The Frost Tower, Suite 1901, 111 West Houston Street, San Antonio, TX 78205 .

4

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2020, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the Contract for the indicated periods. This information is current through December 31, 2020, including portfolio names. Portfolio name changes after December 31, 2020 are not reflected in the following information.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.68	$20.07	$21.75	$19.14	$17.92	$18.44	$17.53	$15.16	$13.47	$13.78
Value at end of period	$26.00	$23.68	$20.07	$21.75	$19.14	$17.92	$18.44	$17.53	$15.16	$13.47
Number of accumulation units outstanding at end of period	48,064	56,815	94,015	114,685	129,085	142,378	159,868	185,490	210,344	260,549
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.83	$14.81	$15.26	$14.05	$13.34	$14.08	$14.15	$14.88	$13.93	$13.56
Value at end of period	$17.12	$15.83	$14.81	$15.26	$14.05	$13.34	$14.08	$14.15	$14.88	$13.93
Number of accumulation units outstanding at end of period	139,628	113,531	120,541	134,974	139,052	146,735	185,829	247,317	318,045	407,118
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.75	$10.60	$11.78	$9.63	$9.19	$9.86
Value at end of period	$12.49	$12.75	$10.60	$11.78	$9.63	$9.19
Number of accumulation units outstanding at end of period	22,145	23,816	19,780	20,867	23,561	29,849
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.31	$12.19	$12.12	$12.16	$12.26	$12.37	$12.49	$12.61	$12.72	$12.84
Value at end of period	$12.23	$12.31	$12.19	$12.12	$12.16	$12.26	$12.37	$12.49	$12.61	$12.72
Number of accumulation units outstanding at end of period	376,284	421,808	460,661	471,903	514,659	580,857	687,139	759,685	794,549	932,905
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.30	$18.25	$19.28	$16.18	$14.88	$15.24	$13.90	$10.74	$9.36	$9.48
Value at end of period	$27.06	$23.30	$18.25	$19.28	$16.18	$14.88	$15.24	$13.90	$10.74	$9.36
Number of accumulation units outstanding at end of period	411,374	445,084	495,876	583,911	645,361	721,528	837,236	999,801	961,401	1,179,425
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.35	$23.56	$25.52	$20.67	$18.93	$18.95	$16.80	$12.76	$11.26	$11.37
Value at end of period	$34.84	$30.35	$23.56	$25.52	$20.67	$18.93	$18.95	$16.80	$12.76	$11.26

CFI-1

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	303,200	340,654	393,848	398,269	469,916	527,689	608,656	753,580	871,265	1,067,228
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.26	$21.37	$21.70	$20.85	$20.18	$20.25	$19.17	$19.38	$17.88	$16.79
Value at end of period	$24.83	$23.26	$21.37	$21.70	$20.85	$20.18	$20.25	$19.17	$19.38	$17.88
Number of accumulation units outstanding at end of period	494,815	534,399	583,024	700,802	794,997	901,511	1,006,586	1,136,618	1,026,093	983,416
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.39	$17.78	$20.81	$16.82	$16.84	$17.16	$18.41	$15.31	$13.02	$14.96
Value at end of period	$22.86	$21.39	$17.78	$20.81	$16.82	$16.84	$17.16	$18.41	$15.31	$13.02
Number of accumulation units outstanding at end of period	55,561	59,524	65,904	73,747	81,245	96,944	115,454	41,546	62,069	88,025
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$47.33	$35.99	$36.89	$28.70	$27.87	$26.45	$23.50	$18.12	$15.49	$15.26
Value at end of period	$61.36	$47.33	$35.99	$36.89	$28.70	$27.87	$26.45	$23.50	$18.12	$15.49
Number of accumulation units outstanding at end of period	371,166	423,207	484,421	545,719	608,962	711,509	812,382	814,511	255,514	167,708
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$21.58	$17.46	$19.16	$17.09	$15.19	$16.08	$14.80	$11.44	$10.10	$10.05
Value at end of period	$22.65	$21.58	$17.46	$19.16	$17.09	$15.19	$16.08	$14.80	$11.44	$10.10
Number of accumulation units outstanding at end of period	25,294	27,328	31,366	33,874	47,592	56,818	36,067	59,703	41,685	13,967

CFI-2

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$19.60	$15.30	$16.69	$13.47	$12.68	$12.74	$11.81	$9.87
Value at end of period	$27.40	$19.60	$15.30	$16.69	$13.47	$12.68	$12.74	$11.81
Number of accumulation units outstanding at end of period	117,970	131,755	140,424	159,621	42,694	49,052	55,966	70,777
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$35.09	$27.45	$30.03	$24.30	$22.93	$23.09	$21.47	$16.46	$14.59	$14.85
Value at end of period	$48.93	$35.09	$27.45	$30.03	$24.30	$22.93	$23.09	$21.47	$16.46	$14.59
Number of accumulation units outstanding at end of period	24,229	26,557	34,647	38,305	40,397	48,416	52,752	75,105	86,329	108,521
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during June 2011)
Value at beginning of period	$13.77	$12.24	$12.70	$11.90	$11.48	$11.68	$11.14	$10.77	$10.08	$9.91
Value at end of period	$15.05	$13.77	$12.24	$12.70	$11.90	$11.48	$11.68	$11.14	$10.77	$10.08
Number of accumulation units outstanding at end of period	68,284	74,364	73,921	96,004	96,039	96,849	112,782	92,136	38,864	6,477
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
Value at beginning of period	$18.31	$15.21	$16.60	$14.36	$13.51	$13.92	$13.35	$11.36	$10.15	$10.37
Value at end of period	$20.61	$18.31	$15.21	$16.60	$14.36	$13.51	$13.92	$13.35	$11.36	$10.15
Number of accumulation units outstanding at end of period	35,124	38,516	50,253	63,136	72,848	76,611	76,417	101,838	102,096	147,464
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
Value at beginning of period	$17.99	$15.13	$16.31	$14.37	$13.58	$13.94	$13.31	$11.61	$10.51	$10.60
Value at end of period	$20.16	$17.99	$15.13	$16.31	$14.37	$13.58	$13.94	$13.31	$11.61	$10.51
Number of accumulation units outstanding at end of period	16,987	22,968	29,229	35,999	57,896	62,632	65,259	92,291	111,738	125,950
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
Value at beginning of period	$16.59	$14.30	$15.21	$13.73	$13.10	$13.44	$12.89	$11.83	$10.83	$10.71
Value at end of period	$18.43	$16.59	$14.30	$15.21	$13.73	$13.10	$13.44	$12.89	$11.83	$10.83
Number of accumulation units outstanding at end of period	40,452	101,848	114,071	140,329	145,857	160,304	191,686	189,452	107,157	139,397
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$43.49	$32.32	$32.96	$25.35	$24.01	$22.53	$20.11	$15.38	$13.56	$13.14
Value at end of period	$59.65	$43.49	$32.32	$32.96	$25.35	$24.01	$22.53	$20.11	$15.38	$13.56
Number of accumulation units outstanding at end of period	114,949	141,188	151,780	159,229	174,089	199,787	217,506	247,102	294,414	332,065
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$41.04	$31.54	$32.99	$27.17	$24.72	$24.45	$21.86	$16.71	$14.60	$14.37
Value at end of period	$49.53	$41.04	$31.54	$32.99	$27.17	$24.72	$24.45	$21.86	$16.71	$14.60
Number of accumulation units outstanding at end of period	44,460	50,284	53,161	58,072	62,461	74,301	88,107	99,581	121,807	159,932

CFI-3

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$32.89	$26.37	$28.52	$25.37	$22.15	$23.18	$20.81	$15.94	$13.84	$13.86
Value at end of period	$33.06	$32.89	$26.37	$28.52	$25.37	$22.15	$23.18	$20.81	$15.94	$13.84
Number of accumulation units outstanding at end of period	167,095	196,235	204,843	225,625	254,957	305,628	113,613	140,458	165,865	187,615
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$21.85	$17.60	$21.17	$18.04	$16.11	$16.45	$15.76	$11.47	$10.08	$10.12
Value at end of period	$27.28	$21.85	$17.60	$21.17	$18.04	$16.11	$16.45	$15.76	$11.47	$10.08
Number of accumulation units outstanding at end of period	19,522	21,423	23,345	24,745	27,142	28,638	34,902	55,237	57,343	74,535
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$47.93	$38.34	$46.00	$41.73	$33.84	$34.43	$32.63	$23.91	$21.08	$21.83
Value at end of period	$53.30	$47.93	$38.34	$46.00	$41.73	$33.84	$34.43	$32.63	$23.91	$21.08
Number of accumulation units outstanding at end of period	69,509	76,638	98,179	107,187	112,498	129,030	157,352	194,448	223,720	260,349
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.81	$10.09	$10.40	$10.25	$9.98	$10.35	$10.19	$11.27	$10.70	$10.04
Value at end of period	$11.86	$10.81	$10.09	$10.40	$10.25	$9.98	$10.35	$10.19	$11.27	$10.70
Number of accumulation units outstanding at end of period	40,722	28,436	36,365	38,191	43,899	40,250	45,762	76,441	241,788	170,842
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.73	$14.39	$15.92	$14.55	$14.60	$14.99	$13.29	$12.94	$10.40	$11.08
Value at end of period	$16.67	$17.73	$14.39	$15.92	$14.55	$14.60	$14.99	$13.29	$12.94	$10.40
Number of accumulation units outstanding at end of period	9,398	9,442	10,260	15,071	21,959	22,467	24,870	35,037	37,685	32,948
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.18	$16.95	$20.81	$18.94	$15.46	$16.08	$15.56	$11.22	$9.92	$10.29
Value at end of period	$21.90	$20.18	$16.95	$20.81	$18.94	$15.46	$16.08	$15.56	$11.22	$9.92
Number of accumulation units outstanding at end of period	905	941	995	3,447	3,510	3,594	3,842	3,992	4,224	5,975
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.33	$20.45	$22.81	$20.76	$18.18	$18.74	$17.37	$14.03	$12.56	$12.82
Value at end of period	$26.50	$24.33	$20.45	$22.81	$20.76	$18.18	$18.74	$17.37	$14.03	$12.56
Number of accumulation units outstanding at end of period	337,891	399,618	453,084	529,273	652,632	734,052	864,973	650,353	745,413	886,984
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$30.36	$23.25	$27.05	$20.01	$20.15	$19.54	$19.28	$15.31	$12.70	$13.96
Value at end of period	$38.42	$30.36	$23.25	$27.05	$20.01	$20.15	$19.54	$19.28	$15.31	$12.70
Number of accumulation units outstanding at end of period	248,149	276,579	309,809	346,333	367,850	408,023	458,001	529,679	594,918	703,200
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)

CFI-4

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
(Funds were first received in this option during January 2014)
Value at beginning of period	$19.74	$15.13	$18.35	$12.96	$11.58	$13.88	$13.67
Value at end of period	$26.08	$19.74	$15.13	$18.35	$12.96	$11.58	$13.88
Number of accumulation units outstanding at end of period	20,734	20,293	26,029	33,858	39,021	44,213	50,259
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$22.93	$18.62	$18.70	$16.40	$15.33	$14.70	$13.24	$10.94	$9.64	$10.12
Value at end of period	$26.79	$22.93	$18.62	$18.70	$16.40	$15.33	$14.70	$13.24	$10.94	$9.64
Number of accumulation units outstanding at end of period	134,418	143,197	135,051	134,594	136,615	129,126	131,773	116,907	75,088	12,020
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$41.67	$30.66	$31.99	$25.88	$24.32	$24.07	$21.73	$16.23	$14.11	$14.79
Value at end of period	$54.42	$41.67	$30.66	$31.99	$25.88	$24.32	$24.07	$21.73	$16.23	$14.11
Number of accumulation units outstanding at end of period	174,697	198,784	218,881	253,256	280,296	309,321	360,407	449,859	494,968	569,118
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.45	$16.97	$19.95	$15.75	$15.60	$15.90	$16.23	$14.34	$12.19	$14.04
Value at end of period	$24.32	$21.45	$16.97	$19.95	$15.75	$15.60	$15.90	$16.23	$14.34	$12.19
Number of accumulation units outstanding at end of period	7,656	8,062	10,979	12,284	12,510	13,734	14,840	19,560	26,732	35,328

TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$22.19	$18.87	$20.51	$18.10	$17.00	$17.54	$16.72	$14.51	$12.93	$13.27
Value at end of period	$24.29	$22.19	$18.87	$20.51	$18.10	$17.00	$17.54	$16.72	$14.51	$12.93
Number of accumulation units outstanding at end of period	67,505	77,137	88,655	90,522	106,806	126,575	146,962	175,678	212,718	263,165
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.14	$14.21	$14.69	$13.56	$12.92	$13.67	$13.78	$14.54	$13.65	$13.33
Value at end of period	$16.33	$15.14	$14.21	$14.69	$13.56	$12.92	$13.67	$13.78	$14.54	$13.65
Number of accumulation units outstanding at end of period	162,913	203,110	275,562	315,571	280,016	305,451	344,344	398,926	459,826	527,821
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.56	$10.48	$11.68	$9.58	$9.17	$9.86
Value at end of period	$12.27	$12.56	$10.48	$11.68	$9.58	$9.17
Number of accumulation units outstanding at end of period	30,344	33,211	22,940	25,878	25,067	28,952
CFI-5

2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$11.54	$11.46	$11.43	$11.50	$11.63	$11.77	$11.92	$12.07	$12.22	$12.37
Value at end of period	$11.43	$11.54	$11.46	$11.43	$11.50	$11.63	$11.77	$11.92	$12.07	$12.22
Number of accumulation units outstanding at end of period	441,622	420,394	477,193	550,473	712,513	782,801	819,484	930,436	1,173,203	1,468,022
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.83	$17.15	$18.18	$15.30	$14.11	$14.50	$13.26	$10.28	$8.99	$9.13
Value at end of period	$25.28	$21.83	$17.15	$18.18	$15.30	$14.11	$14.50	$13.26	$10.28	$8.99
Number of accumulation units outstanding at end of period	411,983	461,238	526,982	629,095	711,898	829,013	923,800	1,116,415	1,011,632	1,181,266
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.43	$22.14	$24.06	$19.55	$17.95	$18.03	$16.03	$12.21	$10.81	$10.95
Value at end of period	$32.55	$28.43	$22.14	$24.06	$19.55	$17.95	$18.03	$16.03	$12.21	$10.81
Number of accumulation units outstanding at end of period	436,759	473,532	539,552	528,094	532,281	565,494	603,518	703,790	937,960	1,100,174
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.79	$20.09	$20.46	$19.72	$19.14	$19.27	$18.29	$18.54	$17.17	$16.17
Value at end of period	$23.20	$21.79	$20.09	$20.46	$19.72	$19.14	$19.27	$18.29	$18.54	$17.17
Number of accumulation units outstanding at end of period	498,461	547,436	594,371	830,380	984,509	1,091,968	1,229,902	1,350,169	1,387,546	1,265,156
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.70	$17.26	$20.27	$16.43	$16.50	$16.86	$18.15	$15.14	$12.91	$14.89
Value at end of period	$22.06	$20.70	$17.26	$20.27	$16.43	$16.50	$16.86	$18.15	$15.14	$12.91
Number of accumulation units outstanding at end of period	93,094	94,794	118,658	121,291	142,561	159,228	179,295	48,236	54,999	65,951
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$45.27	$34.53	$35.49	$27.70	$26.98	$25.68	$22.89	$17.70	$15.18	$15.00
Value at end of period	$58.51	$45.27	$34.53	$35.49	$27.70	$26.98	$25.68	$22.89	$17.70	$15.18
Number of accumulation units outstanding at end of period	449,182	497,457	585,885	655,923	725,701	908,772	1,022,765	980,649	372,581	250,129
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$21.00	$17.05	$18.77	$16.78	$14.96	$15.89	$14.67	$11.37	$10.07	$10.05
Value at end of period	$21.98	$21.00	$17.05	$18.77	$16.78	$14.96	$15.89	$14.67	$11.37	$10.07
Number of accumulation units outstanding at end of period	25,367	33,193	37,664	39,789	51,130	61,632	26,246	37,480	22,110	15,521
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$19.20	$15.03	$16.45	$13.32	$12.57	$12.67	$11.78	$9.87
Value at end of period	$26.76	$19.20	$15.03	$16.45	$13.32	$12.57	$12.67	$11.78

CFI-6

2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	126,195	134,938	151,421	166,369	36,730	44,100	47,965	56,202
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$33.16	$26.02	$28.55	$23.17	$21.93	$22.15	$20.66	$15.89	$14.13	$14.42
Value at end of period	$46.10	$33.16	$26.02	$28.55	$23.17	$21.93	$22.15	$20.66	$15.89	$14.13
Number of accumulation units outstanding at end of period	30,605	33,688	41,227	41,619	55,314	48,524	51,029	64,002	80,555	89,506
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during September 2011)
Value at beginning of period	$13.41	$11.95	$12.45	$11.70	$11.32	$11.55	$11.05	$10.72	$10.06	$9.73
Value at end of period	$14.61	$13.41	$11.95	$12.45	$11.70	$11.32	$11.55	$11.05	$10.72	$10.06
Number of accumulation units outstanding at end of period	22,065	21,928	13,788	9,428	17,372	46,642	62,230	106,075	55,399	15,911
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
Value at beginning of period	$17.75	$14.79	$16.19	$14.05	$13.26	$13.71	$13.18	$11.25	$10.08	$10.33
Value at end of period	$19.92	$17.75	$14.79	$16.19	$14.05	$13.26	$13.71	$13.18	$11.25	$10.08
Number of accumulation units outstanding at end of period	20,197	21,858	39,417	59,348	108,103	111,735	120,244	162,958	167,792	173,888
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
Value at beginning of period	$17.44	$14.72	$15.91	$14.06	$13.33	$13.72	$13.14	$11.50	$10.44	$10.56
Value at end of period	$19.49	$17.44	$14.72	$15.91	$14.06	$13.33	$13.72	$13.14	$11.50	$10.44
Number of accumulation units outstanding at end of period	33,291	35,701	57,030	51,745	53,685	72,281	101,528	133,667	173,438	258,645
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
Value at beginning of period	$16.08	$13.90	$14.83	$13.43	$12.86	$13.23	$12.73	$11.71	$10.76	$10.67
Value at end of period	$17.81	$16.08	$13.90	$14.83	$13.43	$12.86	$13.23	$12.73	$11.71	$10.76
Number of accumulation units outstanding at end of period	57,212	63,392	64,416	70,774	76,948	100,639	117,983	158,320	187,763	233,433
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$42.13	$31.41	$32.12	$24.78	$23.55	$22.16	$19.84	$15.22	$13.46	$13.08
Value at end of period	$57.61	$42.13	$31.41	$32.12	$24.78	$23.55	$22.16	$19.84	$15.22	$13.46

CFI-7

2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	123,642	136,784	147,858	159,761	176,916	203,057	233,654	275,513	336,018	388,116
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$39.72	$30.63	$32.13	$26.54	$24.22	$24.03	$21.55	$16.53	$14.48	$14.30
Value at end of period	$47.80	$39.72	$30.63	$32.13	$26.54	$24.22	$24.03	$21.55	$16.53	$14.48
Number of accumulation units outstanding at end of period	88,713	80,956	79,004	90,898	128,460	133,108	142,546	138,593	155,117	208,037
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$31.84	$25.61	$27.77	$24.79	$21.70	$22.78	$20.52	$15.76	$13.73	$13.79
Value at end of period	$31.91	$31.84	$25.61	$27.77	$24.79	$21.70	$22.78	$20.52	$15.76	$13.73
Number of accumulation units outstanding at end of period	202,974	255,897	266,720	316,516	347,418	428,581	106,323	133,992	165,797	198,421
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$20.65	$16.68	$20.13	$17.21	$15.41	$15.78	$15.17	$11.07	$9.75	$9.83
Value at end of period	$25.70	$20.65	$16.68	$20.13	$17.21	$15.41	$15.78	$15.17	$11.07	$9.75
Number of accumulation units outstanding at end of period	40,406	42,226	51,503	51,344	56,670	55,101	61,856	72,198	86,964	96,541
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$44.91	$36.03	$43.36	$39.46	$32.09	$32.76	$31.14	$22.89	$20.24	$21.02
Value at end of period	$49.80	$44.91	$36.03	$43.36	$39.46	$32.09	$32.76	$31.14	$22.89	$20.24
Number of accumulation units outstanding at end of period	57,810	66,266	73,598	88,986	97,361	113,760	128,404	144,977	172,146	210,059
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.53	$9.86	$10.19	$10.07	$9.84	$10.24	$10.11	$11.21	$10.68	$10.08
Value at end of period	$11.52	$10.53	$9.86	$10.19	$10.07	$9.84	$10.24	$10.11	$11.21	$10.68
Number of accumulation units outstanding at end of period	35,427	62,415	44,455	51,559	63,418	61,498	70,337	76,220	83,885	40,079
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.01	$13.85	$15.37	$14.08	$14.17	$14.60	$12.99	$12.68	$10.22	$10.93
Value at end of period	$15.95	$17.01	$13.85	$15.37	$14.08	$14.17	$14.60	$12.99	$12.68	$10.22
Number of accumulation units outstanding at end of period	10,468	16,519	17,911	19,197	18,568	20,611	28,376	36,432	33,575	32,602

CFI-8

2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.36	$16.31	$20.09	$18.34	$15.01	$15.66	$15.20	$11.00	$9.75	$10.15
Value at end of period	$20.94	$19.36	$16.31	$20.09	$18.34	$15.01	$15.66	$15.20	$11.00	$9.75
Number of accumulation units outstanding at end of period	3,660	3,690	3,771	3,821	3,855	9,057	9,164	9,563	11,016	12,486
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.27	$19.62	$21.94	$20.04	$17.60	$18.20	$16.91	$13.71	$12.31	$12.60
Value at end of period	$25.26	$23.27	$19.62	$21.94	$20.04	$17.60	$18.20	$16.91	$13.71	$12.31
Number of accumulation units outstanding at end of period	429,939	511,929	598,968	694,720	790,245	935,251	1,085,108	724,319	811,023	975,223
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$29.03	$22.31	$26.02	$19.31	$19.51	$18.97	$18.78	$14.96	$12.45	$13.72
Value at end of period	$36.64	$29.03	$22.31	$26.02	$19.31	$19.51	$18.97	$18.78	$14.96	$12.45
Number of accumulation units outstanding at end of period	215,431	235,169	251,194	288,561	341,960	390,092	426,495	512,075	608,619	723,858
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2014)
Value at beginning of period	$18.94	$14.56	$17.71	$12.54	$11.25	$13.52	$13.35
Value at end of period	$24.95	$18.94	$14.56	$17.71	$12.54	$11.25	$13.52
Number of accumulation units outstanding at end of period	33,070	36,911	37,704	46,687	46,207	46,281	57,603
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$22.33	$18.19	$18.32	$16.12	$15.11	$14.54	$13.13	$10.88	$9.62	$10.01
Value at end of period	$26.02	$22.33	$18.19	$18.32	$16.12	$15.11	$14.54	$13.13	$10.88	$9.62
Number of accumulation units outstanding at end of period	47,152	53,752	63,247	84,162	102,068	84,468	56,494	42,273	33,752	2,649

CFI-9

2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$39.85	$29.42	$30.79	$24.98	$23.55	$23.37	$21.17	$15.86	$13.83	$14.54
Value at end of period	$51.89	$39.85	$29.42	$30.79	$24.98	$23.55	$23.37	$21.17	$15.86	$13.83
Number of accumulation units outstanding at end of period	135,836	145,312	156,174	184,704	210,471	253,230	284,673	338,106	409,621	487,416
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.52	$16.28	$19.19	$15.20	$15.11	$15.44	$15.81	$14.01	$11.94	$13.80
Value at end of period	$23.19	$20.52	$16.28	$19.19	$15.20	$15.11	$15.44	$15.81	$14.01	$11.94
Number of accumulation units outstanding at end of period	13,874	14,468	21,422	22,573	27,949	30,604	34,212	38,777	47,184	68,016

TABLE III
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$21.48	$18.29	$19.91	$17.60	$16.55	$17.11	$16.34	$14.19	$12.67	$13.02
Value at end of period	$23.48	$21.48	$18.29	$19.91	$17.60	$16.55	$17.11	$16.34	$14.19	$12.67
Number of accumulation units outstanding at end of period	37,495	41,118	43,581	44,776	57,901	82,926	90,512	97,879	104,850	123,111
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.81	$13.92	$14.40	$13.32	$12.71	$13.47	$13.60	$14.37	$13.51	$13.21
Value at end of period	$15.94	$14.81	$13.92	$14.40	$13.32	$12.71	$13.47	$13.60	$14.37	$13.51
Number of accumulation units outstanding at end of period	66,258	71,977	83,574	96,261	102,335	111,020	151,065	163,173	194,353	225,090
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.47	$10.42	$11.63	$9.55	$9.16	$9.86
Value at end of period	$12.16	$12.47	$10.42	$11.63	$9.55	$9.16
Number of accumulation units outstanding at end of period	9,214	9,805	7,742	8,541	10,129	17,158
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$11.17	$11.11	$11.09	$11.18	$11.32	$11.48	$11.64	$11.80	$11.97	$12.14
Value at end of period	$11.04	$11.17	$11.11	$11.09	$11.18	$11.32	$11.48	$11.64	$11.80	$11.97
Number of accumulation units outstanding at end of period	140,167	176,274	202,771	235,566	288,145	284,385	306,066	341,929	481,789	538,533
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.13	$16.63	$17.65	$14.87	$13.74	$14.14	$12.95	$10.05	$8.81	$8.96
Value at end of period	$24.43	$21.13	$16.63	$17.65	$14.87	$13.74	$14.14	$12.95	$10.05	$8.81
Number of accumulation units outstanding at end of period	176,021	200,699	212,936	266,264	303,154	342,248	421,889	507,710	480,047	537,929
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.52	$21.46	$23.36	$19.01	$17.48	$17.58	$15.66	$11.95	$10.59	$10.75
Value at end of period	$31.45	$27.52	$21.46	$23.36	$19.01	$17.48	$17.58	$15.66	$11.95	$10.59
Number of accumulation units outstanding at end of period	107,469	132,323	184,263	131,667	142,957	169,260	189,443	281,243	367,761	427,334
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.09	$19.47	$19.86	$19.17	$18.64	$18.79	$17.87	$18.14	$16.82	$15.86
Value at end of period	$22.42	$21.09	$19.47	$19.86	$19.17	$18.64	$18.79	$17.87	$18.14	$16.82
Number of accumulation units outstanding at end of period	437,265	456,905	509,000	592,304	636,420	654,964	760,010	807,049	777,505	494,818
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.37	$17.01	$20.00	$16.24	$16.33	$16.71	$18.02	$15.05	$12.86	$14.85
Value at end of period	$21.67	$20.37	$17.01	$20.00	$16.24	$16.33	$16.71	$18.02	$15.05	$12.86
Number of accumulation units outstanding at end of period	47,214	61,729	75,991	81,554	88,949	99,393	114,238	34,195	33,287	35,199

CFI-10

2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$44.27	$33.82	$34.81	$27.21	$26.55	$25.31	$22.59	$17.50	$15.03	$14.87
Value at end of period	$57.13	$44.27	$33.82	$34.81	$27.21	$26.55	$25.31	$22.59	$17.50	$15.03
Number of accumulation units outstanding at end of period	200,249	221,160	263,732	311,707	350,597	407,144	473,745	442,057	199,802	100,534

VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$20.72	$16.84	$18.57	$16.63	$14.85	$15.80	$14.60	$11.33	$10.05	$10.05
Value at end of period	$21.65	$20.72	$16.84	$18.57	$16.63	$14.85	$15.80	$14.60	$11.33	$10.05
Number of accumulation units outstanding at end of period	20,432	21,906	22,947	24,439	24,917	29,607	14,913	26,349	18,603	12,448

VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$19.00	$14.90	$16.33	$13.24	$12.52	$12.63	$11.77	$9.87
Value at end of period	$26.44	$19.00	$14.90	$16.33	$13.24	$12.52	$12.63	$11.77
Number of accumulation units outstanding at end of period	51,657	61,797	74,903	87,652	6,322	6,276	8,169	8,881
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$32.23	$25.33	$27.83	$22.62	$21.44	$21.69	$20.27	$15.61	$13.90	$14.21
Value at end of period	$44.74	$32.23	$25.33	$27.83	$22.62	$21.44	$21.69	$20.27	$15.61	$13.90
Number of accumulation units outstanding at end of period	12,851	10,288	11,343	12,727	14,846	12,701	12,848	19,635	26,783	30,560
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during September 2011)
Value at beginning of period	$13.23	$11.81	$12.32	$11.60	$11.23	$11.49	$11.00	$10.69	$10.05	$9.83
Value at end of period	$14.40	$13.23	$11.81	$12.32	$11.60	$11.23	$11.49	$11.00	$10.69	$10.05
Number of accumulation units outstaning at end of period	44,318	47,310	49,976	47,923	39,828	32,022	36,911	38,051	27,097	7,541
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV
Value at beginning of period	$17.48	$14.58	$15.99	$13.90	$13.13	$13.60	$13.09	$11.19	$10.05	$10.31
Value at end of period	$19.59	$17.48	$14.58	$15.99	$13.90	$13.13	$13.60	$13.09	$11.19	$10.05
Number of accumulation units outstanding at end of period	61,636	58,029	69,820	76,264	93,417	103,895	115,487	115,552	122,542	129,504
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
Value at beginning of period	$17.17	$14.51	$15.71	$13.91	$13.21	$13.61	$13.06	$11.45	$10.40	$10.54
Value at end of period	$19.16	$17.17	$14.51	$15.71	$13.91	$13.21	$13.61	$13.06	$11.45	$10.40
Number of accumulation units outstanding at end of period	121,180	128,105	137,524	90,685	93,876	96,896	88,391	88,829	102,972	123,873
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)

CFI-11

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at beginning of period	$15.84	$13.71	$14.65	$13.29	$12.74	$13.12	$12.65	$11.66	$10.72	$10.65
Value at end of period	$17.51	$15.84	$13.71	$14.65	$13.29	$12.74	$13.12	$12.65	$11.66	$10.72
Number of accumulation units outstanding at end of period	18,034	16,752	23,573	32,634	34,141	42,232	54,174	90,339	118,018	217,751
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$41.47	$30.96	$31.71	$24.50	$23.32	$21.98	$19.71	$15.14	$13.41	$13.05
Value at end of period	$56.62	$41.47	$30.96	$31.71	$24.50	$23.32	$21.98	$19.71	$15.14	$13.41
Number of accumulation units outstanding at end of period	51,609	60,675	62,938	70,492	85,599	90,963	98,467	128,406	142,320	152,406
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$39.08	$30.18	$31.70	$26.23	$23.98	$23.82	$21.40	$16.43	$14.42	$14.26
Value at end of period	$46.95	$39.08	$30.18	$31.70	$26.23	$23.98	$23.82	$21.40	$16.43	$14.42
Number of accumulation units outstanding at end of period	32,238	34,249	45,125	45,234	52,577	59,901	67,426	78,913	84,168	92,711
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$31.32	$25.23	$27.41	$24.50	$21.48	$22.58	$20.37	$15.67	$13.67	$13.75
Value at end of period	$31.34	$31.32	$25.23	$27.41	$24.50	$21.48	$22.58	$20.37	$15.67	$13.67
Number of accumulation units outstanding at end of period	86,818	105,176	100,014	111,413	124,987	132,285	50,458	59,593	73,852	69,240
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$20.07	$16.23	$19.62	$16.80	$15.06	$15.45	$14.88	$10.88	$9.60	$9.68
Value at end of period	$24.94	$20.07	$16.23	$19.62	$16.80	$15.06	$15.45	$14.88	$10.88	$9.60
Number of accumulation units outstanding at end of period	18,696	23,957	25,120	25,972	28,876	23,022	24,235	26,055	29,701	32,964
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$43.47	$34.93	$42.10	$38.36	$31.25	$31.95	$30.41	$22.39	$19.83	$20.62
Value at end of period	$48.12	$43.47	$34.93	$42.10	$38.36	$31.25	$31.95	$30.41	$22.39	$19.83
Number of accumulation units outstanding at end of period	11,046	19,105	20,316	22,526	26,572	28,574	35,152	39,451	50,065	58,578

CFI-12

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.39	$9.74	$10.09	$9.99	$9.77	$10.18	$10.07	$11.18	$10.66	$10.03
Value at end of period	$11.35	$10.39	$9.74	$10.09	$9.99	$9.77	$10.18	$10.07	$11.18	$10.66
Number of accumulation units outstanding at end of period	20,975	21,310	21,787	19,844	20,625	26,943	33,162	45,217	46,191	20,241
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.66	$13.58	$15.10	$13.86	$13.97	$14.41	$12.83	$12.55	$10.13	$10.85
Value at end of period	$15.59	$16.66	$13.58	$15.10	$13.86	$13.97	$14.41	$12.83	$12.55	$10.13
Number of accumulation units outstanding at end of period	5,920	8,338	8,424	8,784	9,581	11,029	13,973	14,792	17,508	17,970
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$18.96	$16.00	$19.73	$18.04	$14.79	$15.46	$15.03	$10.89	$9.67	$10.08
Value at end of period	$20.48	$18.96	$16.00	$19.73	$18.04	$14.79	$15.46	$15.03	$10.89	$9.67
Number of accumulation units outstanding at end of period	64	200	298	976	1,107	1,367	3,063	4,678	4,980	6,478
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.75	$19.21	$21.52	$19.68	$17.32	$17.93	$16.69	$13.55	$12.18	$12.49
Value at end of period	$24.67	$22.75	$19.21	$21.52	$19.68	$17.32	$17.93	$16.69	$13.55	$12.18
Number of accumulation units outstanding at end of period	230,409	260,019	297,361	350,621	388,648	443,385	491,126	297,156	320,411	352,055
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$28.39	$21.85	$25.53	$18.97	$19.19	$18.69	$18.53	$14.78	$12.32	$13.60
Value at end of period	$35.77	$28.39	$21.85	$25.53	$18.97	$19.19	$18.69	$18.53	$14.78	$12.32
Number of accumulation units outstanding at end of period	80,293	96,893	128,886	145,953	160,225	178,365	194,938	214,559	225,473	246,608
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)

(Funds were first received in this option during January 2014)
Value at beginning of period	$18.55	$14.28	$17.40	$12.34	$11.08	$13.35	$13.19
Value at end of period	$24.40	$18.55	$14.28	$17.40	$12.34	$11.08	$13.35
Number of accumulation units outstanding at end of period	13,249	15,880	18,242	19,041	18,612	22,080	22,704
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$22.04	$17.98	$18.14	$15.98	$15.00	$14.46	$13.08	$10.85	$9.61	$8.85
Value at end of period	$25.64	$22.04	$17.98	$18.14	$15.98	$15.00	$14.46	$13.08	$10.85	$9.61
Number of accumulation units outstanding at end of period	33,748	32,630	34,341	34,745	37,722	29,674	30,746	23,138	10,125	3,428
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$38.97	$28.81	$30.20	$24.54	$23.17	$23.03	$20.89	$15.67	$13.69	$14.41
Value at end of period	$50.66	$38.97	$28.81	$30.20	$24.54	$23.17	$23.03	$20.89	$15.67	$13.69
Number of accumulation units outstanding at end of period	76,817	83,129	93,577	107,913	121,207	138,630	156,298	177,079	199,448	219,249
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.06	$15.94	$18.83	$14.93	$14.86	$15.22	$15.61	$13.84	$11.82	$13.68
Value at end of period	$22.65	$20.06	$15.94	$18.83	$14.93	$14.86	$15.22	$15.61	$13.84	$11.82
Number of accumulation units outstanding at end of period	3,429	3,563	3,742	5,110	5,312	5,575	7,452	9,873	10,986	12,961

CFI-13

TABLE IV
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$17.90	$15.25	$16.61	$14.69	$13.82	$14.29	$13.65	$11.87	$10.60	$10.90
Value at end of period	$19.55	$17.90	$15.25	$16.61	$14.69	$13.82	$14.29	$13.65	$11.87	$10.60
Number of accumulation units outstanding at end of period	385	926	964	1,185	1,789	1,884	1,918	1,950	3,413	4,606
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.70	$13.82	$14.31	$13.24	$12.64	$13.40	$13.54	$14.31	$13.46	$13.17
Value at end of period	$15.82	$14.70	$13.82	$14.31	$13.24	$12.64	$13.40	$13.54	$14.31	$13.46
Number of accumulation units outstanding at end of period	0	0	0	3,438	4,028	4,612	5,266	5,866	7,193	9,705
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$10.14	$10.09	$10.08	$10.17	$10.30	$10.45	$10.60	$10.76	$10.91	$11.07
Value at end of period	$10.02	$10.14	$10.09	$10.08	$10.17	$10.30	$10.45	$10.60	$10.76	$10.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	133	133	133	4,371
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.72	$14.74	$15.66	$13.20	$12.20	$12.56	$11.51	$8.94	$7.84	$7.97
Value at end of period	$21.64	$18.72	$14.74	$15.66	$13.20	$12.20	$12.56	$11.51	$8.94	$7.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,585	2,682	2,848	2,861
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.96	$16.35	$17.81	$14.50	$13.34	$13.42	$11.96	$9.13	$8.10	$8.22
Value at end of period	$23.94	$20.96	$16.35	$17.81	$14.50	$13.34	$13.42	$11.96	$9.13	$8.10
Number of accumulation units outstanding at end of period	156	375	390	2,702	3,329	3,747	8,552	9,048	9,313	9,884
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$20.08	$18.55	$18.92	$18.28	$17.78	$17.93	$17.06	$17.33	$16.08	$15.17
Value at end of period	$21.33	$20.08	$18.55	$18.92	$18.28	$17.78	$17.93	$17.06	$17.33	$16.08
Number of accumulation units outstanding at end of period	0	238	1,481	6,417	7,459	8,382	12,288	13,167	10,501	15,258
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.26	$16.92	$19.91	$16.18	$16.28	$16.67	$17.98	$15.02	$12.84	$14.83
Value at end of period	$21.54	$20.26	$16.92	$19.91	$16.18	$16.28	$16.67	$17.98	$15.02	$12.84
Number of accumulation units outstanding at end of period	30	71	74	77	121	126	126	126	126	126
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$43.94	$33.58	$34.59	$27.05	$26.40	$25.18	$22.49	$17.43	$14.97	$15.03
Value at end of period	$56.67	$43.94	$33.58	$34.59	$27.05	$26.40	$25.18	$22.49	$17.43	$14.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	419	538	1,093	694
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$18.93	$14.85	$16.29	$13.22	$12.50	$12.62	$11.76	$9.87
Value at end of period	$26.34	$18.93	$14.85	$16.29	$13.22	$12.50	$12.62	$11.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	629	629
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$31.93	$25.10	$27.60	$22.45	$21.28	$21.54	$20.14	$15.52	$13.82	$14.14
Value at end of period	$44.29	$31.93	$25.10	$27.60	$22.45	$21.28	$21.54	$20.14	$15.52	$13.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	13
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.18	$11.77	$12.28	$11.56	$11.21	$11.62
Value at end of period	$14.33	$13.18	$11.77	$12.28	$11.56	$11.21
Number of accumulation units outstanding at end of period	101	101	101	102	102	102
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
Value at beginning of period	$17.39	$14.52	$15.92	$13.85	$13.09	$13.56	$13.06	$11.17	$10.03	$10.31
Value at end of period	$19.48	$17.39	$14.52	$15.92	$13.85	$13.09	$13.56	$13.06	$11.17	$10.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
Value at beginning of period	$17.08	$14.44	$15.64	$13.86	$13.16	$13.57	$13.03	$11.43	$10.39	$10.53
Value at end of period	$19.05	$17.08	$14.44	$15.64	$13.86	$13.16	$13.57	$13.03	$11.43	$10.39
Number of accumulation units outstanding at end of period	113	113	113	113	113	114	0	0	0	0
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
Value at beginning of period	$15.75	$13.65	$14.59	$13.24	$12.70	$13.09	$12.62	$11.64	$10.71	$10.64
Value at end of period	$17.41	$15.75	$13.65	$14.59	$13.24	$12.70	$13.09	$12.62	$11.64	$10.71
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI-14

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$41.25	$30.81	$31.58	$24.41	$23.24	$21.92	$19.66	$15.12	$13.40	$13.04
Value at end of period	$56.29	$41.25	$30.81	$31.58	$24.41	$23.24	$21.92	$19.66	$15.12	$13.40
Number of accumulation units outstanding at end of period	40	96	100	104	163	170	1,390	1,383	1,406	1,473
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$38.87	$30.03	$31.56	$26.13	$23.90	$23.75	$21.34	$16.40	$14.40	$14.25
Value at end of period	$46.68	$38.87	$30.03	$31.56	$26.13	$23.90	$23.75	$21.34	$16.40	$14.40
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	27	80
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$31.15	$25.11	$27.29	$24.40	$21.41	$22.51	$20.32	$15.64	$13.65	$13.74
Value at end of period	$31.16	$31.15	$25.11	$27.29	$24.40	$21.41	$22.51	$20.32	$15.64	$13.65
Number of accumulation units outstanding at end of period	53	53	53	679	788	894	859	955	955	2,360
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$19.88	$16.09	$19.46	$16.67	$14.95	$15.35	$14.78	$10.81	$9.55	$9.63
Value at end of period	$24.70	$19.88	$16.09	$19.46	$16.67	$14.95	$15.35	$14.78	$10.81	$9.55
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	833	1,489	1,525
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$31.36	$25.21	$30.40	$27.72	$22.59	$23.10	$22.00	$16.21	$14.36	$14.94
Value at end of period	$34.69	$31.36	$25.21	$30.40	$27.72	$22.59	$23.10	$22.00	$16.21	$14.36
Number of accumulation units outstanding at end of period	54	129	134	140	219	228	1,383	1,383	1,736	1,750
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.54	$13.50	$15.01	$13.78	$13.90	$14.35	$12.78	$12.51	$10.10	$10.82
Value at end of period	$15.48	$16.54	$13.50	$15.01	$13.78	$13.90	$14.35	$12.78	$12.51	$10.10
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$18.83	$15.90	$19.62	$17.94	$14.72	$15.39	$14.97	$10.85	$9.64	$10.05
Value at end of period	$20.33	$18.83	$15.90	$19.62	$17.94	$14.72	$15.39	$14.97	$10.85	$9.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.58	$19.08	$21.39	$19.57	$17.22	$17.84	$16.62	$13.49	$12.14	$12.45
Value at end of period	$24.47	$22.58	$19.08	$21.39	$19.57	$17.22	$17.84	$16.62	$13.49	$12.14
Number of accumulation units outstanding at end of period	0	0	973	4,951	5,687	6,433	7,304	0	6,677	7,398
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$28.18	$21.69	$25.36	$18.85	$19.09	$18.60	$18.45	$14.73	$12.28	$13.56
Value at end of period	$35.49	$28.18	$21.69	$25.36	$18.85	$19.09	$18.60	$18.45	$14.73	$12.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,944	1,978	2,224	3,193
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$21.94	$17.91	$18.08	$15.94	$14.97	$14.43	$13.06	$10.84	$10.45
Value at end of period	$25.51	$21.94	$17.91	$18.08	$15.94	$14.97	$14.43	$13.06	$10.84
Number of accumulation units outstanding at end of period	0	0	1,247	1,324	1,403	1,501	1,664	1,833	2,017
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$38.68	$28.61	$30.00	$24.39	$23.04	$22.92	$20.80	$15.61	$13.64	$14.37
Value at end of period	$50.26	$38.68	$28.61	$30.00	$24.39	$23.04	$22.92	$20.80	$15.61	$13.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	604	604	604	604
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.91	$15.83	$18.71	$14.84	$14.78	$15.14	$15.54	$13.79	$11.78	$13.64
Value at end of period	$22.47	$19.91	$15.83	$18.71	$14.84	$14.78	$15.14	$15.54	$13.79	$11.78
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	998	999	1,000	1,001

CFI-15

TABLE V
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.75%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$16.88	$14.42	$15.75	$13.98	$13.19	$13.68	$13.11	$11.43	$10.24	$10.56
Value at end of period	$18.38	$16.88	$14.42	$15.75	$13.98	$13.19	$13.68	$13.11	$11.43	$10.24
Number of accumulation units outstanding at end of period	0	0	0	0	0	977	2,699	2,943	3,039	3,150
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.05	$13.25	$13.77	$12.78	$12.23	$13.01	$13.19	$13.98	$13.19	$12.95
Value at end of period	$15.08	$14.05	$13.25	$13.77	$12.78	$12.23	$13.01	$13.19	$13.98	$13.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,515	2,758	4,256	5,207
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$9.56	$9.55	$9.57	$9.68	$9.83	$10.01	$10.18	$10.36	$10.54	$10.73
Value at end of period	$9.42	$9.56	$9.55	$9.57	$9.68	$9.83	$10.01	$10.18	$10.36	$10.54
Number of accumulation units outstanding at end of period	0	0	1,223	1,465	1,707	3,086	7,511	7,591	18,146	17,129
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.66	$13.94	$14.85	$12.56	$11.65	$12.03	$11.06	$8.61	$7.57	$7.73
Value at end of period	$20.34	$17.66	$13.94	$14.85	$12.56	$11.65	$12.03	$11.06	$8.61	$7.57
Number of accumulation units outstanding at end of period	1,813	1,812	1,813	1,813	2,158	2,157	12,445	12,646	12,988	13,682
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$19.76	$15.46	$16.89	$13.79	$12.73	$12.85	$11.49	$8.79	$7.82	$7.97
Value at end of period	$22.50	$19.76	$15.46	$16.89	$13.79	$12.73	$12.85	$11.49	$8.79	$7.82
Number of accumulation units outstanding at end of period	0	0	0	0	760	760	8,069	8,180	10,651	14,024
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$18.93	$17.54	$17.95	$17.39	$16.97	$17.17	$16.38	$16.69	$15.53	$14.70
Value at end of period	$20.05	$18.93	$17.54	$17.95	$17.39	$16.97	$17.17	$16.38	$16.69	$15.53
Number of accumulation units outstanding at end of period	0	0	0	0	51	51	7,012	12,830	10,795	6,954
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$19.60	$16.43	$19.39	$15.80	$15.95	$16.38	$17.72	$14.85	$12.73	$14.76
Value at end of period	$20.78	$19.60	$16.43	$19.39	$15.80	$15.95	$16.38	$17.72	$14.85	$12.73
Number of accumulation units outstanding at end of period	975	975	975	974	975	974	1,372	975	974	975
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$42.01	$32.21	$33.28	$26.10	$25.55	$24.45	$21.90	$17.02	$14.67	$14.57
Value at end of period	$54.03	$42.01	$32.21	$33.28	$26.10	$25.55	$24.45	$21.90	$17.02	$14.67
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,045	2,743	2,941	477	38

CFI-16

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$20.07	$16.37	$18.12	$16.28	$14.59	$15.40
Value at end of period	$20.90	$20.07	$16.37	$18.12	$16.28	$14.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,154
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$18.55	$14.59	$16.06	$13.06	$12.39	$12.55	$11.74	$9.87
Value at end of period	$25.72	$18.55	$14.59	$16.06	$13.06	$12.39	$12.55	$11.74
Number of accumulation units outstanding at end of period	387	387	387	387	387	387	387	387
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$30.16	$23.79	$26.23	$21.40	$20.35	$20.66	$19.37	$14.97	$13.38	$13.73
Value at end of period	$41.71	$30.16	$23.79	$26.23	$21.40	$20.35	$20.66	$19.37	$14.97	$13.38
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
Value at beginning of period	$16.86	$14.11	$15.53	$13.55	$12.85	$13.35	$12.90	$11.06	$9.97	$10.27
Value at end of period	$18.82	$16.86	$14.11	$15.53	$13.55	$12.85	$13.35	$12.90	$11.06	$9.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
Value at beginning of period	$16.56	$14.04	$15.26	$13.56	$12.92	$13.36	$12.87	$11.32	$10.32	$10.50
Value at end of period	$18.41	$16.56	$14.04	$15.26	$13.56	$12.92	$13.36	$12.87	$11.32	$10.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
Value at beginning of period	$15.27	$13.27	$14.23	$12.95	$12.46	$12.88	$12.46	$11.52	$10.64	$10.60
Value at end of period	$16.83	$15.27	$13.27	$14.23	$12.95	$12.46	$12.88	$12.46	$11.52	$10.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$39.96	$29.94	$30.77	$23.86	$22.79	$21.55	$19.40	$14.96	$13.30	$12.99
Value at end of period	$54.36	$39.96	$29.94	$30.77	$23.86	$22.79	$21.55	$19.40	$14.96	$13.30
Number of accumulation units outstanding at end of period	799	799	799	799	799	799	1,915	1,914	2,830	4,342
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$37.62	$29.15	$30.74	$25.52	$23.41	$23.34	$21.04	$16.22	$14.28	$14.17
Value at end of period	$45.04	$37.62	$29.15	$30.74	$25.52	$23.41	$23.34	$21.04	$16.22	$14.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	760	1,252	1,318	1,391	2,114
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$30.15	$24.37	$26.57	$23.83	$20.98	$22.12	$20.03	$15.46	$13.54	$13.67
Value at end of period	$30.06	$30.15	$24.37	$26.57	$23.83	$20.98	$22.12	$20.03	$15.46	$13.54
Number of accumulation units outstanding at end of period	468	468	468	468	468	468	1,004	1,046	13,806	14,140

CFI-17

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$18.78	$15.24	$18.49	$15.89	$14.30	$14.72	$14.22	$10.43	$9.24	$9.35
Value at end of period	$23.26	$18.78	$15.24	$18.49	$15.89	$14.30	$14.72	$14.22	$10.43	$9.24
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$29.57	$23.84	$28.84	$26.37	$21.56	$22.12	$21.13	$15.61	$13.88	$14.48
Value at end of period	$32.62	$29.57	$23.84	$28.84	$26.37	$21.56	$22.12	$21.13	$15.61	$13.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,144	1,885	2,046	2,157	2,613
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$15.86	$12.99	$14.49	$13.34	$13.49	$13.97	$12.49	$12.26	$9.93	$10.67
Value at end of period	$14.80	$15.86	$12.99	$14.49	$13.34	$13.49	$13.97	$12.49	$12.26	$9.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$18.06	$15.29	$18.93	$17.37	$14.29	$14.99	$14.62	$10.63	$9.48	$9.91
Value at end of period	$19.44	$18.06	$15.29	$18.93	$17.37	$14.29	$14.99	$14.62	$10.63	$9.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.59	$18.30	$20.57	$18.88	$16.67	$17.32	$16.18	$13.18	$11.89	$12.24
Value at end of period	$23.33	$21.59	$18.30	$20.57	$18.88	$16.67	$17.32	$16.18	$13.18	$11.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	932	6,337	3,094	5,297	6,091
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$26.94	$20.81	$24.40	$18.19	$18.48	$18.06	$17.96	$14.38	$12.03	$13.33
Value at end of period	$33.83	$26.94	$20.81	$24.40	$18.19	$18.48	$18.06	$17.96	$14.38	$12.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	872	942	1,875	1,875
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$36.99	$27.44	$28.86	$23.54	$22.30	$22.25	$20.25	$15.25	$13.36	$14.13
Value at end of period	$47.91	$36.99	$27.44	$28.86	$23.54	$22.30	$22.25	$20.25	$15.25	$13.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	34	937	937
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.04	$15.18	$18.00	$14.33	$14.31	$14.70	$15.13	$13.47	$11.55	$13.40
Value at end of period	$21.42	$19.04	$15.18	$18.00	$14.33	$14.31	$14.70	$15.13	$13.47	$11.55
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI-18

TABLE VI
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.90%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$16.39	$14.02	$15.35	$13.63	$12.89	$13.39	$12.85	$11.22	$10.07	$10.40
Value at end of period	$17.82	$16.39	$14.02	$15.35	$13.63	$12.89	$13.39	$12.85	$11.22	$10.07
Number of accumulation units outstanding at end of period	1,282	1,282	1,282	1,282	1,282	1,282	2,238	2,238	2,239	2,239
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.74	$12.98	$13.50	$12.55	$12.03	$12.82	$13.01	$13.82	$13.06	$12.83
Value at end of period	$14.72	$13.74	$12.98	$13.50	$12.55	$12.03	$12.82	$13.01	$13.82	$13.06
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$9.29	$9.28	$9.32	$9.44	$9.61	$9.79	$9.98	$10.17	$10.36	$10.56
Value at end of period	$9.13	$9.29	$9.28	$9.32	$9.44	$9.61	$9.79	$9.98	$10.17	$10.36
Number of accumulation units outstanding at end of period	83	89	96	102	109	116	116	116	0	0
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.14	$13.56	$14.47	$12.25	$11.38	$11.77	$10.83	$8.45	$7.44	$7.61
Value at end of period	$19.72	$17.14	$13.56	$14.47	$12.25	$11.38	$11.77	$10.83	$8.45	$7.44
Number of accumulation units outstanding at end of period	1,905	1,912	1,919	1,927	1,936	1,943	3,043	3,045	3,313	3,335
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$19.19	$15.04	$16.45	$13.46	$12.44	$12.57	$11.26	$8.63	$7.69	$7.84
Value at end of period	$21.82	$19.19	$15.04	$16.45	$13.46	$12.44	$12.57	$11.26	$8.63	$7.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$18.38	$17.06	$17.49	$16.97	$16.58	$16.80	$16.05	$16.38	$15.27	$14.47
Value at end of period	$19.44	$18.38	$17.06	$17.49	$16.97	$16.58	$16.80	$16.05	$16.38	$15.27
Number of accumulation units outstanding at end of period	299	308	316	325	335	344	395	291	0	0
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$19.29	$16.19	$19.13	$15.62	$15.79	$16.23	$17.59	$14.77	$12.68	$14.72
Value at end of period	$20.42	$19.29	$16.19	$19.13	$15.62	$15.79	$16.23	$17.59	$14.77	$12.68
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I
Value at beginning of period	$41.08	$31.54	$32.64	$25.64	$25.14	$24.09	$21.61	$16.82	$14.52	$14.45
Value at end of period	$52.75	$41.08	$31.54	$32.64	$25.64	$25.14	$24.09	$21.61	$16.82	$14.52
Number of accumulation units outstanding at end of period	68	68	68	68	68	68	69	69	0	0
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$29.31	$23.15	$25.57	$20.89	$19.90	$20.24	$19.00	$14.71	$13.16	$13.52
Value at end of period	$40.48	$29.31	$23.15	$25.57	$20.89	$19.90	$20.24	$19.00	$14.71	$13.16
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
Value at beginning of period	$16.60	$13.92	$15.33	$13.40	$12.73	$13.24	$12.82	$11.01	$9.93	$10.25
Value at end of period	$18.50	$16.60	$13.92	$15.33	$13.40	$12.73	$13.24	$12.82	$11.01	$9.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
Value at beginning of period	$15.03	$13.08	$14.05	$12.81	$12.34	$12.78	$12.38	$11.47	$10.61	$10.58
Value at end of period	$16.54	$15.03	$13.08	$14.05	$12.81	$12.34	$12.78	$12.38	$11.47	$10.61
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$39.32	$29.51	$30.38	$23.59	$22.56	$21.38	$19.27	$14.88	$13.25	$12.96
Value at end of period	$53.42	$39.32	$29.51	$30.38	$23.59	$22.56	$21.38	$19.27	$14.88	$13.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI-19

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$37.01	$28.72	$30.33	$25.22	$23.17	$23.14	$20.89	$16.12	$14.22	$14.14
Value at end of period	$44.24	$37.01	$28.72	$30.33	$25.22	$23.17	$23.14	$20.89	$16.12	$14.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$29.66	$24.01	$26.22	$23.55	$20.76	$21.93	$19.89	$15.37	$13.48	$13.63
Value at end of period	$29.53	$29.66	$24.01	$26.22	$23.55	$20.76	$21.93	$19.89	$15.37	$13.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$18.25	$14.84	$18.03	$15.51	$13.98	$14.42	$13.95	$10.25	$9.09	$9.22
Value at end of period	$22.57	$18.25	$14.84	$18.03	$15.51	$13.98	$14.42	$13.95	$10.25	$9.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$28.71	$23.19	$28.09	$25.73	$21.07	$21.64	$20.71	$15.32	$13.64	$14.26
Value at end of period	$31.62	$28.71	$23.19	$28.09	$25.73	$21.07	$21.64	$20.71	$15.32	$13.64
Number of accumulation units outstanding at end of period	77	77	77	77	77	77	78	78	78	78
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$15.54	$12.74	$14.23	$13.13	$13.30	$13.79	$12.34	$12.13	$9.84	$10.60
Value at end of period	$14.47	$15.54	$12.74	$14.23	$13.13	$13.30	$13.79	$12.34	$12.13	$9.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.11	$17.92	$20.18	$18.55	$16.40	$17.07	$15.97	$13.03	$11.77	$12.13
Value at end of period	$22.78	$21.11	$17.92	$20.18	$18.55	$16.40	$17.07	$15.97	$13.03	$11.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$26.35	$20.38	$23.93	$17.87	$18.18	$17.79	$17.73	$14.22	$11.91	$13.21
Value at end of period	$33.03	$26.35	$20.38	$23.93	$17.87	$18.18	$17.79	$17.73	$14.22	$11.91
Number of accumulation units outstanding at end of period	62	62	63	63	63	63	63	63	63	64
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$36.16	$26.87	$28.31	$23.12	$21.94	$21.92	$19.98	$15.07	$13.23	$14.00
Value at end of period	$46.78	$36.16	$26.87	$28.31	$23.12	$21.94	$21.92	$19.98	$15.07	$13.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.62	$14.87	$17.65	$14.07	$14.08	$14.49	$14.93	$13.31	$11.43	$13.29
Value at end of period	$20.91	$18.62	$14.87	$17.65	$14.07	$14.08	$14.49	$14.93	$13.31	$11.43
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI-20

FINANCIAL STATEMENTS
Variable Annuity Account B of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2020
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2020

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Ernst & Young LLP
Suite 1000
55 Ivan Allen Jr. Boulevard
Atlanta, GA 30308

Tel: +1 404 874 8300
Fax: +1 404 817 5589
ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Retirement Insurance and Annuity Company and Contract Owners of Variable Annuity Account B of Voya Retirement Insurance and Annuity Company
Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account B of Voya Retirement Insurance and Annuity Company (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

[Ernst & Young LLP signature or /s/ Ernst & Young LLP]

We have served as the Separate Accounts Auditor since 2001.
April 8, 2021

Appendix
Subaccounts comprising Variable Annuity Account B of Voya Retirement Insurance and Annuity Company

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Calvert VP SRI Balanced Portfolio	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Federated Hermes Fund for U.S. Government Securities II - Primary Shares
Federated Hermes Government Money Fund II - Service Shares
Federated Hermes High Income Bond Fund II - Primary Shares
Federated Hermes Kaufmann Fund II - Primary Shares
Federated Hermes Managed Volatility Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Small Cap Value VIP Fund - Class 2
Growth Fund - Class 2
Growth-Income Fund - Class 2
International Fund - Class 2
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I
Invesco Oppenheimer V.I. Global Fund - Series I
Invesco Oppenheimer V.I. Main Street Fund - Series I
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
Invesco V.I. American Franchise Fund - Series I
Invesco V.I. Core Equity Fund - Series I
Janus Henderson Balanced Portfolio - Institutional Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer High Yield VCT Portfolio - Class I
Voya Balanced Income Portfolio - Service Class
Voya Balanced Portfolio - Class I
Voya Emerging Markets Index Portfolio - Class I
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class

Appendix
Subaccounts comprising Variable Annuity Account B of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya Global High Dividend Low Volatility Portfolio - Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Global Perspectives® Portfolio - Class A
Voya Global Perspectives® Portfolio - Class I
Voya Government Money Market Portfolio - Class I
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class I

Appendix
Subaccounts comprising Variable Annuity Account B of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya SmallCap Opportunities Portfolio - Class S	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya U.S. Stock Index Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Global Real Estate Portfolio - Service Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class

Appendix
Subaccounts comprising Variable Annuity Account B of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
VY® T. Rowe Price International Stock Portfolio - Service Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Wanger International
Wanger Select
Wanger USA
Voya High Yield Portfolio - Institutional Class	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from May 22, 2019 (commencement of operations) through December 31, 2019
Voya Solution 2055 Portfolio - Service Class	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 16, 2019 (commencement of operations) through December 31, 2019
Voya Government Money Market Portfolio - Class S	For the period from April 24, 2020 (commencement of operations) through December 31, 2020

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Invesco Oppenheimer V.I. Global Fund - Series I	Invesco Oppenheimer V.I. Main Street Fund - Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	Invesco V.I. American Franchise Fund - Series I
Assets
Investments in mutual funds
at fair value	$176	$9	$270	$495	$964
Total assets	176	9	270	495	964
Net assets	$176	$9	$270	$495	$964

Net assets
Accumulation units	$—	$9	$—	$495	$874
Contracts in payout (annuitization)	176	—	270	—	90
Total net assets	$176	$9	$270	$495	$964

Total number of mutual fund shares (whole number)	1,650	166	9,016	18,036	10,816

Cost of mutual fund shares	$127	$6	$257	$420	$729

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2	Calvert VP SRI Balanced Portfolio
Assets
Investments in mutual funds
at fair value	$1,465	$1,801	$480	$225	$2,773
Total assets	1,465	1,801	480	225	2,773
Net assets	$1,465	$1,801	$480	$225	$2,773

Net assets
Accumulation units	$1,206	$1,801	$480	$225	$2,773
Contracts in payout (annuitization)	259	—	—	—	—
Total net assets	$1,465	$1,801	$480	$225	$2,773

Total number of mutual fund shares (whole number)	48,138	15,112	8,778	9,552	1,100,202

Cost of mutual fund shares	$1,584	$1,199	$432	$189	$2,404

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Federated Hermes Fund for U.S. Government Securities II - Primary Shares	Federated Hermes Government Money Fund II - Service Shares	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
Assets
Investments in mutual funds
at fair value	$130	$356	$1,213	$1,329	$2,408
Total assets	130	356	1,213	1,329	2,408
Net assets	$130	$356	$1,213	$1,329	$2,408

Net assets
Accumulation units	$130	$352	$1,186	$1,329	$2,362
Contracts in payout (annuitization)	—	4	27	—	46
Total net assets	$130	$356	$1,213	$1,329	$2,408

Total number of mutual fund shares (whole number)	11,683	355,647	189,244	52,196	217,131

Cost of mutual fund shares	$127	$356	$1,189	$889	$2,237

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$36,919	$19,729	$411	$9,081	$24,789
Total assets	36,919	19,729	411	9,081	24,789
Net assets	$36,919	$19,729	$411	$9,081	$24,789

Net assets
Accumulation units	$36,919	$19,729	$411	$9,081	$24,789
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$36,919	$19,729	$411	$9,081	$24,789

Total number of mutual fund shares (whole number)	766,436	53,094	29,165	379,978	240,668

Cost of mutual fund shares	$25,497	$10,238	$365	$8,077	$16,715

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2	Janus Henderson Balanced Portfolio - Institutional Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Assets
Investments in mutual funds
at fair value	$130	$3,762	$1,980	$14	$1,146
Total assets	130	3,762	1,980	14	1,146
Net assets	$130	$3,762	$1,980	$14	$1,146

Net assets
Accumulation units	$—	$3,762	$1,980	$14	$1,146
Contracts in payout (annuitization)	130	—	—	—	—
Total net assets	$130	$3,762	$1,980	$14	$1,146

Total number of mutual fund shares (whole number)	24,486	141,848	136,568	322	47,573

Cost of mutual fund shares	$134	$3,019	$2,039	$9	$1,151

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I	Voya Government Money Market Portfolio - Class S	Voya Intermediate Bond Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$2,603	$721	$44,650	$51	$73,855
Total assets	2,603	721	44,650	51	73,855
Net assets	$2,603	$721	$44,650	$51	$73,855

Net assets
Accumulation units	$2,603	$721	$27,382	$51	$66,587
Contracts in payout (annuitization)	—	—	17,268	—	7,268
Total net assets	$2,603	$721	$44,650	$51	$73,855

Total number of mutual fund shares (whole number)	186,994	77,573	2,717,609	50,704	5,540,535

Cost of mutual fund shares	$2,388	$723	$37,770	$51	$71,563

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Balanced Income Portfolio - Service Class	Voya Global Perspectives® Portfolio - Class A	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$3,908	$192	$560	$13,068	$145,364
Total assets	3,908	192	560	13,068	145,364
Net assets	$3,908	$192	$560	$13,068	$145,364

Net assets
Accumulation units	$3,908	$192	$560	$11,878	$138,584
Contracts in payout (annuitization)	—	—	—	1,190	6,780
Total net assets	$3,908	$192	$560	$13,068	$145,364

Total number of mutual fund shares (whole number)	381,294	15,835	45,799	1,310,713	6,347,758

Cost of mutual fund shares	$4,110	$172	$519	$12,815	$118,979

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$6,270	$2,025	$3,637	$2,639	$3,388
Total assets	6,270	2,025	3,637	2,639	3,388
Net assets	$6,270	$2,025	$3,637	$2,639	$3,388

Net assets
Accumulation units	$6,270	$2,025	$3,637	$2,639	$3,388
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$6,270	$2,025	$3,637	$2,639	$3,388

Total number of mutual fund shares (whole number)	547,593	180,022	369,573	191,224	264,885

Cost of mutual fund shares	$6,319	$2,028	$3,344	$2,464	$3,226

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$2,466	$738	$165	$1,885	$1,398
Total assets	2,466	738	165	1,885	1,398
Net assets	$2,466	$738	$165	$1,885	$1,398

Net assets
Accumulation units	$2,466	$738	$165	$1,885	$1,398
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,466	$738	$165	$1,885	$1,398

Total number of mutual fund shares (whole number)	201,438	39,368	15,405	177,870	132,484

Cost of mutual fund shares	$2,287	$658	$149	$1,734	$1,518

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$416	$2,703	$971	$2,145	$12,570
Total assets	416	2,703	971	2,145	12,570
Net assets	$416	$2,703	$971	$2,145	$12,570

Net assets
Accumulation units	$416	$2,703	$971	$2,145	$12,570
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$416	$2,703	$971	$2,145	$12,570

Total number of mutual fund shares (whole number)	39,612	87,551	45,953	77,792	459,437

Cost of mutual fund shares	$459	$3,044	$1,049	$1,497	$8,784

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Government Money Market Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$2,388	$54,500	$3,022	$2,431	$32,714
Total assets	2,388	54,500	3,022	2,431	32,714
Net assets	$2,388	$54,500	$3,022	$2,431	$32,714

Net assets
Accumulation units	$2,388	$54,500	$3,022	$2,431	$31,888
Contracts in payout (annuitization)	—	—	—	—	826
Total net assets	$2,388	$54,500	$3,022	$2,431	$32,714

Total number of mutual fund shares (whole number)	128,748	1,722,516	306,804	137,021	32,714,358

Cost of mutual fund shares	$2,364	$46,828	$3,303	$2,012	$32,714

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$13,123	$21	$6,795	$6,851	$11,060
Total assets	13,123	21	6,795	6,851	11,060
Net assets	$13,123	$21	$6,795	$6,851	$11,060

Net assets
Accumulation units	$11,964	$—	$6,322	$6,851	$11,060
Contracts in payout (annuitization)	1,159	21	473	—	—
Total net assets	$13,123	$21	$6,795	$6,851	$11,060

Total number of mutual fund shares (whole number)	1,142,131	1,794	712,218	555,181	889,786

Cost of mutual fund shares	$12,330	$19	$8,044	$6,344	$10,164

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$7,887	$40	$2,099	$248	$2,522
Total assets	7,887	40	2,099	248	2,522
Net assets	$7,887	$40	$2,099	$248	$2,522

Net assets
Accumulation units	$7,887	$40	$2,099	$248	$2,522
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7,887	$40	$2,099	$248	$2,522

Total number of mutual fund shares (whole number)	630,966	2,634	161,116	18,930	211,051

Cost of mutual fund shares	$7,252	$34	$1,863	$242	$2,481

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$5,428	$961	$403	$598	$47,368
Total assets	5,428	961	403	598	47,368
Net assets	$5,428	$961	$403	$598	$47,368

Net assets
Accumulation units	$5,428	$961	$403	$598	$47,368
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5,428	$961	$403	$598	$47,368

Total number of mutual fund shares (whole number)	188,147	47,457	24,873	36,831	1,041,288

Cost of mutual fund shares	$4,598	$858	$429	$637	$46,652

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$69,252	$3,084	$52,502	$20,968	$4,819
Total assets	69,252	3,084	52,502	20,968	4,819
Net assets	$69,252	$3,084	$52,502	$20,968	$4,819

Net assets
Accumulation units	$67,139	$3,084	$52,502	$18,247	$3,426
Contracts in payout (annuitization)	2,113	—	—	2,721	1,393
Total net assets	$69,252	$3,084	$52,502	$20,968	$4,819

Total number of mutual fund shares (whole number)	2,920,779	194,324	3,454,065	195,490	358,270

Cost of mutual fund shares	$51,050	$3,330	$38,847	$16,341	$4,476

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Emerging Markets Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$6,745	$7,863	$1,641	$218,650	$521
Total assets	6,745	7,863	1,641	218,650	521
Net assets	$6,745	$7,863	$1,641	$218,650	$521

Net assets
Accumulation units	$5,803	$6,352	$—	$157,605	$521
Contracts in payout (annuitization)	942	1,511	1,641	61,045	—
Total net assets	$6,745	$7,863	$1,641	$218,650	$521

Total number of mutual fund shares (whole number)	426,876	516,980	56,033	7,312,716	37,731

Cost of mutual fund shares	$5,872	$6,536	$1,539	$209,858	$424

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,346	$952	$71,703	$5,765	$3,044
Total assets	1,346	952	71,703	5,765	3,044
Net assets	$1,346	$952	$71,703	$5,765	$3,044

Net assets
Accumulation units	$1,346	$952	$54,360	$5,765	$3,044
Contracts in payout (annuitization)	—	—	17,343	—	—
Total net assets	$1,346	$952	$71,703	$5,765	$3,044

Total number of mutual fund shares (whole number)	128,890	90,734	2,436,408	277,828	142,332

Cost of mutual fund shares	$1,277	$882	$57,224	$5,556	$3,251

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$10,245	$52	$66,701	$23,463	$30,295
Total assets	10,245	52	66,701	23,463	30,295
Net assets	$10,245	$52	$66,701	$23,463	$30,295

Net assets
Accumulation units	$9,054	$52	$63,781	$20,152	$30,295
Contracts in payout (annuitization)	1,191	—	2,920	3,311	—
Total net assets	$10,245	$52	$66,701	$23,463	$30,295

Total number of mutual fund shares (whole number)	923,770	4,683	1,185,790	820,954	1,289,153

Cost of mutual fund shares	$8,858	$43	$42,800	$15,537	$25,824

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$931	$2,869	$1,899	$4,370	$19,054
Total assets	931	2,869	1,899	4,370	19,054
Net assets	$931	$2,869	$1,899	$4,370	$19,054

Net assets
Accumulation units	$931	$2,869	$1,899	$4,370	$15,582
Contracts in payout (annuitization)	—	—	—	—	3,472
Total net assets	$931	$2,869	$1,899	$4,370	$19,054

Total number of mutual fund shares (whole number)	39,994	64,108	143,394	280,655	1,024,951

Cost of mutual fund shares	$788	$2,285	$1,806	$3,786	$19,203

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$2,412	$20,453	$4,151	$2,047	$2,601
Total assets	2,412	20,453	4,151	2,047	2,601
Net assets	$2,412	$20,453	$4,151	$2,047	$2,601

Net assets
Accumulation units	$2,412	$18,540	$4,151	$2,047	$2,601
Contracts in payout (annuitization)	—	1,913	—	—	—
Total net assets	$2,412	$20,453	$4,151	$2,047	$2,601

Total number of mutual fund shares (whole number)	213,045	1,103,182	242,590	71,886	100,337

Cost of mutual fund shares	$2,368	$14,834	$3,031	$1,751	$2,226

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Wanger International	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$1,775	$1,563	$2,524
Total assets	1,775	1,563	2,524
Net assets	$1,775	$1,563	$2,524

Net assets
Accumulation units	$1,775	$1,563	$2,524
Contracts in payout (annuitization)	—	—	—
Total net assets	$1,775	$1,563	$2,524

Total number of mutual fund shares (whole number)	63,310	76,521	102,464

Cost of mutual fund shares	$1,625	$1,384	$2,128

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Invesco Oppenheimer V.I. Global Fund - Series I	Invesco Oppenheimer V.I. Main Street Fund - Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	Invesco V.I. American Franchise Fund - Series I
Net investment income (loss)
Investment income:
Dividends	$—	$—	$4	$3	$1
Expenses:
Mortality and expense risk charges	2	—	3	3	8
Total expenses	2	—	3	3	8
Net investment income (loss)	(2)	—	1	—	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	—	7	(48)	70
Capital gains distributions	12	—	24	6	68
Total realized gain (loss) on investments
and capital gains distributions	14	—	31	(42)	138
Net unrealized appreciation
(depreciation) of investments	38	2	(2)	91	212
Net realized and unrealized gain (loss)
on investments	52	2	29	49	350
Net increase (decrease) in net assets
resulting from operations	$50	$2	$30	$49	$343

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2	Calvert VP SRI Balanced Portfolio
Net investment income (loss)
Investment income:
Dividends	$18	$4	$6	$1	$38
Expenses:
Mortality and expense risk charges	11	5	—	—	24
Total expenses	11	5	—	—	24
Net investment income (loss)	7	(1)	6	1	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	15	44	(20)	(25)	44
Capital gains distributions	310	32	10	—	78
Total realized gain (loss) on investments
and capital gains distributions	325	76	(10)	(25)	122
Net unrealized appreciation
(depreciation) of investments	(162)	528	33	28	201
Net realized and unrealized gain (loss)
on investments	163	604	23	3	323
Net increase (decrease) in net assets
resulting from operations	$170	$603	$29	$4	$337

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Federated Hermes Fund for U.S. Government Securities II - Primary Shares	Federated Hermes Government Money Fund II - Service Shares	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
Net investment income (loss)
Investment income:
Dividends	$3	$1	$72	$—	$62
Expenses:
Mortality and expense risk charges	2	5	16	18	34
Total expenses	2	5	16	18	34
Net investment income (loss)	1	(4)	56	(18)	28

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(21)	46	20
Capital gains distributions	—	—	—	114	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	(21)	160	20
Net unrealized appreciation
(depreciation) of investments	3	—	12	157	(73)
Net realized and unrealized gain (loss)
on investments	3	—	(9)	317	(53)
Net increase (decrease) in net assets
resulting from operations	$4	$(4)	$47	$299	$(25)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$84	$304	$9	$150	$16
Expenses:
Mortality and expense risk charges	281	240	6	82	185
Total expenses	281	240	6	82	185
Net investment income (loss)	(197)	64	3	68	(169)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,743	1,343	2	(88)	1,592
Capital gains distributions	182	58	—	395	2,029
Total realized gain (loss) on investments
and capital gains distributions	1,925	1,401	2	307	3,621
Net unrealized appreciation
(depreciation) of investments	7,273	1,269	25	(11)	4,421
Net realized and unrealized gain (loss)
on investments	9,198	2,670	27	296	8,042
Net increase (decrease) in net assets
resulting from operations	$9,001	$2,734	$30	$364	$7,873

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2	Janus Henderson Balanced Portfolio - Institutional Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Net investment income (loss)
Investment income:
Dividends	$6	$14	$24	$—	$11
Expenses:
Mortality and expense risk charges	2	27	13	—	10
Total expenses	2	27	13	—	10
Net investment income (loss)	4	(13)	11	—	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	67	(197)	—	(4)
Capital gains distributions	—	14	100	—	—
Total realized gain (loss) on investments
and capital gains distributions	(2)	81	(97)	—	(4)
Net unrealized appreciation
(depreciation) of investments	(2)	386	150	1	—
Net realized and unrealized gain (loss)
on investments	(4)	467	53	1	(4)
Net increase (decrease) in net assets
resulting from operations	$—	$454	$64	$1	$(3)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I	Voya Government Money Market Portfolio - Class S	Voya Intermediate Bond Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$31	$37	$1,034	$—	$2,537
Expenses:
Mortality and expense risk charges	18	6	518	—	848
Total expenses	18	6	518	—	848
Net investment income (loss)	13	31	516	—	1,689

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	—	1,701	—	340
Capital gains distributions	—	—	1,216	—	1,580
Total realized gain (loss) on investments
and capital gains distributions	7	—	2,917	—	1,920
Net unrealized appreciation
(depreciation) of investments	197	(22)	252	—	1,085
Net realized and unrealized gain (loss)
on investments	204	(22)	3,169	—	3,005
Net increase (decrease) in net assets
resulting from operations	$217	$9	$3,685	$—	$4,694

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Balanced Income Portfolio - Service Class	Voya Global Perspectives® Portfolio - Class A	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$148	$4	$16	$733	$619
Expenses:
Mortality and expense risk charges	50	2	1	148	1,577
Total expenses	50	2	1	148	1,577
Net investment income (loss)	98	2	15	585	(958)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(144)	—	2	(87)	1,358
Capital gains distributions	271	4	15	—	14,268
Total realized gain (loss) on investments
and capital gains distributions	127	4	17	(87)	15,626
Net unrealized appreciation
(depreciation) of investments	(216)	14	42	52	19,189
Net realized and unrealized gain (loss)
on investments	(89)	18	59	(35)	34,815
Net increase (decrease) in net assets
resulting from operations	$9	$20	$74	$550	$33,857
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$132	$38	$70	$52	$69
Expenses:
Mortality and expense risk charges	51	23	47	29	43
Total expenses	51	23	47	29	43
Net investment income (loss)	81	15	23	23	26

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(266)	(45)	43	7	(95)
Capital gains distributions	605	178	94	93	135
Total realized gain (loss) on investments
and capital gains distributions	339	133	137	100	40
Net unrealized appreciation
(depreciation) of investments	(150)	(67)	174	155	280
Net realized and unrealized gain (loss)
on investments	189	66	311	255	320
Net increase (decrease) in net assets
resulting from operations	$270	$81	$334	$278	$346

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$50	$11	$3	$30	$83
Expenses:
Mortality and expense risk charges	33	9	1	24	9
Total expenses	33	9	1	24	9
Net investment income (loss)	17	2	2	6	74

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(90)	(12)	—	57	(54)
Capital gains distributions	80	26	—	—	116
Total realized gain (loss) on investments
and capital gains distributions	(10)	14	—	57	62
Net unrealized appreciation
(depreciation) of investments	221	70	12	118	(270)
Net realized and unrealized gain (loss)
on investments	211	84	12	175	(208)
Net increase (decrease) in net assets
resulting from operations	$228	$86	$14	$181	$(134)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$26	$65	$18	$10	$35
Expenses:
Mortality and expense risk charges	5	11	7	23	65
Total expenses	5	11	7	23	65
Net investment income (loss)	21	54	11	(13)	(30)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(27)	(99)	(118)	34	559
Capital gains distributions	39	287	75	106	674
Total realized gain (loss) on investments
and capital gains distributions	12	188	(43)	140	1,233
Net unrealized appreciation
(depreciation) of investments	(79)	(517)	30	360	1,908
Net realized and unrealized gain (loss)
on investments	(67)	(329)	(13)	500	3,141
Net increase (decrease) in net assets
resulting from operations	$(46)	$(275)	$(2)	$487	$3,111

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Government Money Market Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$640	$114	$58	$77
Expenses:
Mortality and expense risk charges	14	371	25	19	359
Total expenses	14	371	25	19	359
Net investment income (loss)	(14)	269	89	39	(282)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(86)	243	(497)	55	—
Capital gains distributions	—	3,688	39	54	13
Total realized gain (loss) on investments
and capital gains distributions	(86)	3,931	(458)	109	13
Net unrealized appreciation
(depreciation) of investments	434	3,660	331	55	—
Net realized and unrealized gain (loss)
on investments	348	7,591	(127)	164	13
Net increase (decrease) in net assets
resulting from operations	$334	$7,860	$(38)	$203	$(269)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$370	$1	$241	$144	$207
Expenses:
Mortality and expense risk charges	150	—	77	56	90
Total expenses	150	—	77	56	90
Net investment income (loss)	220	1	164	88	117

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(102)	—	(102)	23	(271)
Capital gains distributions	—	—	818	289	726
Total realized gain (loss) on investments
and capital gains distributions	(102)	—	716	312	455
Net unrealized appreciation
(depreciation) of investments	833	1	(1,229)	387	822
Net realized and unrealized gain (loss)
on investments	731	1	(513)	699	1,277
Net increase (decrease) in net assets
resulting from operations	$951	$2	$(349)	$787	$1,394

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$132	$—	$48	$4	$34
Expenses:
Mortality and expense risk charges	60	—	18	3	10
Total expenses	60	—	18	3	10
Net investment income (loss)	72	—	30	1	24

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	15	1	15	(6)	(281)
Capital gains distributions	496	1	5	15	15
Total realized gain (loss) on investments
and capital gains distributions	511	2	20	9	(266)
Net unrealized appreciation
(depreciation) of investments	538	5	133	4	177
Net realized and unrealized gain (loss)
on investments	1,049	7	153	13	(89)
Net increase (decrease) in net assets
resulting from operations	$1,121	7	$183	$14	$(65)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$2	$12	$827
Expenses:
Mortality and expense risk charges	36	7	3	5	532
Total expenses	36	7	3	5	532
Net investment income (loss)	(36)	(7)	(1)	7	295

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(309)	(64)	(30)	(18)	(1,339)
Capital gains distributions	—	24	14	19	1,973
Total realized gain (loss) on investments
and capital gains distributions	(309)	(40)	(16)	1	634
Net unrealized appreciation
(depreciation) of investments	1,721	200	39	(30)	2,502
Net realized and unrealized gain (loss)
on investments	1,412	160	23	(29)	3,136
Net increase (decrease) in net assets
resulting from operations	$1,376	$153	$22	$(22)	$3,431

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$672	$32	$44	$—	$101
Expenses:
Mortality and expense risk charges	686	20	498	167	54
Total expenses	686	20	498	167	54
Net investment income (loss)	(14)	12	(454)	(167)	47

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,893	(280)	1,687	(353)	(59)
Capital gains distributions	2,078	233	3,528	738	139
Total realized gain (loss) on investments
and capital gains distributions	5,971	(47)	5,215	385	80
Net unrealized appreciation
(depreciation) of investments	8,131	21	7,586	5,785	220
Net realized and unrealized gain (loss)
on investments	14,102	(26)	12,801	6,170	300
Net increase (decrease) in net assets
resulting from operations	$14,088	$(14)	$12,347	$6,003	$347

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Emerging Markets Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$128	$164	$14	$2,721	$14
Expenses:
Mortality and expense risk charges	72	82	18	2,237	1
Total expenses	72	82	18	2,237	1
Net investment income (loss)	56	82	(4)	484	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	295	222	24	1,511	2
Capital gains distributions	510	339	148	19,316	—
Total realized gain (loss) on investments
and capital gains distributions	805	561	172	20,827	2
Net unrealized appreciation
(depreciation) of investments	(105)	172	47	7,897	63
Net realized and unrealized gain (loss)
on investments	700	733	219	28,724	65
Net increase (decrease) in net assets
resulting from operations	$756	$815	$215	$29,208	$78

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Euro STOXX 50® Index Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1	$36	$20	$1,034	$73
Expenses:
Mortality and expense risk charges	—	13	11	743	41
Total expenses	—	13	11	743	41
Net investment income (loss)	1	23	9	291	32

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(36)	9	(9)	4,203	(270)
Capital gains distributions	26	—	—	5,814	—
Total realized gain (loss) on investments
and capital gains distributions	(10)	9	(9)	10,017	(270)
Net unrealized appreciation
(depreciation) of investments	(5)	(95)	(59)	(1,426)	522
Net realized and unrealized gain (loss)
on investments	(15)	(86)	(68)	8,591	252
Net increase (decrease) in net assets
resulting from operations	$(14)	$(63)	$(59)	$8,882	$284

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$32	$273	$1	$336	$300
Expenses:
Mortality and expense risk charges	23	108	1	714	226
Total expenses	23	108	1	714	226
Net investment income (loss)	9	165	—	(378)	74

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(282)	(64)	—	6,669	1,694
Capital gains distributions	34	—	—	2,445	745
Total realized gain (loss) on investments
and capital gains distributions	(248)	(64)	—	9,114	2,439
Net unrealized appreciation
(depreciation) of investments	272	506	2	9,359	1,534
Net realized and unrealized gain (loss)
on investments	24	442	2	18,473	3,973
Net increase (decrease) in net assets
resulting from operations	$33	$607	$2	$18,095	$4,047

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$326	$9	$3	$25	$41
Expenses:
Mortality and expense risk charges	359	13	25	13	39
Total expenses	359	13	25	13	39
Net investment income (loss)	(33)	(4)	(22)	12	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	468	20	—	(171)	(85)
Capital gains distributions	883	28	124	226	233
Total realized gain (loss) on investments
and capital gains distributions	1,351	48	124	55	148
Net unrealized appreciation
(depreciation) of investments	(1,814)	(56)	533	175	515
Net realized and unrealized gain (loss)
on investments	(463)	(8)	657	230	663
Net increase (decrease) in net assets
resulting from operations	$(496)	$(12)	$635	$242	$665

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$95	$65	$21	$2	$—
Expenses:
Mortality and expense risk charges	184	17	182	38	10
Total expenses	184	17	182	38	10
Net investment income (loss)	(89)	48	(161)	(36)	(10)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,080)	65	289	(35)	(239)
Capital gains distributions	282	16	910	178	8
Total realized gain (loss) on investments
and capital gains distributions	(798)	81	1,199	143	(231)
Net unrealized appreciation
(depreciation) of investments	2,455	(2)	4,929	1,011	547
Net realized and unrealized gain (loss)
on investments	1,657	79	6,128	1,154	316
Net increase (decrease) in net assets
resulting from operations	$1,568	$127	$5,967	$1,118	$306

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA
Net investment income (loss)
Investment income:
Dividends	$—	$31	$13	$—
Expenses:
Mortality and expense risk charges	27	10	7	13
Total expenses	27	10	7	13
Net investment income (loss)	(27)	21	6	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(147)	(38)	(91)	(287)
Capital gains distributions	12	56	187	250
Total realized gain (loss) on investments
and capital gains distributions	(135)	18	96	(37)
Net unrealized appreciation
(depreciation) of investments	655	160	173	495
Net realized and unrealized gain (loss)
on investments	520	178	269	458
Net increase (decrease) in net assets
resulting from operations	$493	$199	$275	$445

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Invesco Oppenheimer V.I. Global Fund - Series I	Invesco Oppenheimer V.I. Main Street Fund - Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
Net assets at January 1, 2019	$109	$5	$224	$552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	17	1	51	55
Net unrealized appreciation (depreciation)
of investments	24	1	15	66
Net increase (decrease) in net assets resulting from operations	40	2	66	118
Changes from principal transactions:
Total unit transactions	(12)	—	(26)	(187)
Increase (decrease) in net assets derived from
principal transactions	(12)	—	(26)	(187)
Total increase (decrease) in net assets	28	2	40	(69)
Net assets at December 31, 2019	137	7	264	483

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	1	—
Total realized gain (loss) on investments
and capital gains distributions	14	—	31	(42)
Net unrealized appreciation (depreciation)
of investments	38	2	(2)	91
Net increase (decrease) in net assets resulting from operations	50	2	30	49
Changes from principal transactions:
Total unit transactions	(11)	—	(24)	(37)
Increase (decrease) in net assets derived from
principal transactions	(11)	—	(24)	(37)
Total increase (decrease) in net assets	39	2	6	12
Net assets at December 31, 2020	$176	$9	$270	$495

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Growth Fund - Class 2	Growth-Income Fund - Class 2
Net assets at January 1, 2019	$738	$1,138	$1,022	$395

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	2	5	8
Total realized gain (loss) on investments
and capital gains distributions	116	177	131	52
Net unrealized appreciation (depreciation)
of investments	136	133	169	47
Net increase (decrease) in net assets resulting from operations	245	312	305	107
Changes from principal transactions:
Total unit transactions	(70)	(81)	(40)	38
Increase (decrease) in net assets derived from
principal transactions	(70)	(81)	(40)	38
Total increase (decrease) in net assets	175	231	265	145
Net assets at December 31, 2019	913	1,369	1,287	540

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	7	(1)	6
Total realized gain (loss) on investments
and capital gains distributions	138	325	76	(10)
Net unrealized appreciation (depreciation)
of investments	212	(162)	528	33
Net increase (decrease) in net assets resulting from operations	343	170	603	29
Changes from principal transactions:
Total unit transactions	(292)	(74)	(89)	(89)
Increase (decrease) in net assets derived from
principal transactions	(292)	(74)	(89)	(89)
Total increase (decrease) in net assets	51	96	514	(60)
Net assets at December 31, 2020	$964	$1,465	$1,801	$480

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	International Fund - Class 2	Calvert VP SRI Balanced Portfolio	Federated Hermes Fund for U.S. Government Securities II - Primary Shares	Federated Hermes Government Money Fund II - Service Shares
Net assets at January 1, 2019	$164	$1,950	$145	$400

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	14	2	1
Total realized gain (loss) on investments
and capital gains distributions	7	102	—	—
Net unrealized appreciation (depreciation)
of investments	36	333	5	—
Net increase (decrease) in net assets resulting from operations	47	449	7	1
Changes from principal transactions:
Total unit transactions	79	27	(21)	(23)
Increase (decrease) in net assets derived from
principal transactions	79	27	(21)	(23)
Total increase (decrease) in net assets	126	476	(14)	(22)
Net assets at December 31, 2019	290	2,426	131	378

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	14	1	(4)
Total realized gain (loss) on investments
and capital gains distributions	(25)	122	—	—
Net unrealized appreciation (depreciation)
of investments	28	201	3	—
Net increase (decrease) in net assets resulting from operations	4	337	4	(4)
Changes from principal transactions:
Total unit transactions	(69)	10	(5)	(18)
Increase (decrease) in net assets derived from
principal transactions	(69)	10	(5)	(18)
Total increase (decrease) in net assets	(65)	347	(1)	(22)
Net assets at December 31, 2020	$225	$2,773	$130	$356

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net assets at January 1, 2019	$1,488	$1,012	$2,580	$30,036

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76	(17)	19	(118)
Total realized gain (loss) on investments
and capital gains distributions	(22)	121	30	5,198
Net unrealized appreciation (depreciation)
of investments	135	211	413	3,607
Net increase (decrease) in net assets resulting from operations	189	315	462	8,687
Changes from principal transactions:
Total unit transactions	(144)	(92)	(236)	(4,085)
Increase (decrease) in net assets derived from
principal transactions	(144)	(92)	(236)	(4,085)
Total increase (decrease) in net assets	45	223	226	4,602
Net assets at December 31, 2019	1,533	1,235	2,806	34,638

Increase (decrease) in net assets
Operations:
Net investment income (loss)	56	(18)	28	(197)
Total realized gain (loss) on investments
and capital gains distributions	(21)	160	20	1,925
Net unrealized appreciation (depreciation)
of investments	12	157	(73)	7,273
Net increase (decrease) in net assets resulting from operations	47	299	(25)	9,001
Changes from principal transactions:
Total unit transactions	(367)	(205)	(373)	(6,720)
Increase (decrease) in net assets derived from
principal transactions	(367)	(205)	(373)	(6,720)
Total increase (decrease) in net assets	(320)	94	(398)	2,281
Net assets at December 31, 2020	$1,213	$1,329	$2,408	$36,919
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class
Net assets at January 1, 2019	$16,670	$375	$8,248	$14,516

Increase (decrease) in net assets
Operations:
Net investment income (loss)	93	5	96	(107)
Total realized gain (loss) on investments
and capital gains distributions	2,850	1	571	1,659
Net unrealized appreciation (depreciation)
of investments	1,646	25	1,441	3,357
Net increase (decrease) in net assets resulting from operations	4,589	31	2,108	4,909
Changes from principal transactions:
Total unit transactions	(2,898)	(7)	(510)	(1)
Increase (decrease) in net assets derived from
principal transactions	(2,898)	(7)	(510)	(1)
Total increase (decrease) in net assets	1,691	24	1,598	4,908
Net assets at December 31, 2019	18,361	399	9,846	19,424

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	3	68	(169)
Total realized gain (loss) on investments
and capital gains distributions	1,401	2	307	3,621
Net unrealized appreciation (depreciation)
of investments	1,269	25	(11)	4,421
Net increase (decrease) in net assets resulting from operations	2,734	30	364	7,873
Changes from principal transactions:
Total unit transactions	(1,366)	(18)	(1,129)	(2,508)
Increase (decrease) in net assets derived from
principal transactions	(1,366)	(18)	(1,129)	(2,508)
Total increase (decrease) in net assets	1,368	12	(765)	5,365
Net assets at December 31, 2020	$19,729	$411	$9,081	$24,789

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2	Janus Henderson Balanced Portfolio - Institutional Shares
Net assets at January 1, 2019	$137	$2,774	$1,781	$10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	26	5	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	147	249	—
Net unrealized appreciation (depreciation)
of investments	14	535	173	2
Net increase (decrease) in net assets resulting from operations	18	708	427	2
Changes from principal transactions:
Total unit transactions	(14)	(198)	(188)	—
Increase (decrease) in net assets derived from
principal transactions	(14)	(198)	(188)	—
Total increase (decrease) in net assets	4	510	239	2
Net assets at December 31, 2019	141	3,284	2,020	12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(13)	11	—
Total realized gain (loss) on investments
and capital gains distributions	(2)	81	(97)	—
Net unrealized appreciation (depreciation)
of investments	(2)	386	150	1
Net increase (decrease) in net assets resulting from operations	—	454	64	1
Changes from principal transactions:
Total unit transactions	(11)	24	(104)	1
Increase (decrease) in net assets derived from
principal transactions	(11)	24	(104)	1
Total increase (decrease) in net assets	(11)	478	(40)	2
Net assets at December 31, 2020	$130	$3,762	$1,980	$14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Net assets at January 1, 2019	$1,115	$1,798	$752	$45,130

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	14	30	556
Total realized gain (loss) on investments
and capital gains distributions	59	(12)	(4)	5,218
Net unrealized appreciation (depreciation)
of investments	176	135	70	1,742
Net increase (decrease) in net assets resulting from operations	235	137	96	7,516
Changes from principal transactions:
Total unit transactions	(89)	(56)	(140)	(6,549)
Increase (decrease) in net assets derived from
principal transactions	(89)	(56)	(140)	(6,549)
Total increase (decrease) in net assets	146	81	(44)	967
Net assets at December 31, 2019	1,261	1,879	708	46,097

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	13	31	516
Total realized gain (loss) on investments
and capital gains distributions	(4)	7	—	2,917
Net unrealized appreciation (depreciation)
of investments	—	197	(22)	252
Net increase (decrease) in net assets resulting from operations	(3)	217	9	3,685
Changes from principal transactions:
Total unit transactions	(112)	507	4	(5,132)
Increase (decrease) in net assets derived from
principal transactions	(112)	507	4	(5,132)
Total increase (decrease) in net assets	(115)	724	13	(1,447)
Net assets at December 31, 2020	$1,146	$2,603	$721	$44,650

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Government Money Market Portfolio - Class S	Voya Intermediate Bond Portfolio - Class I	Voya Balanced Income Portfolio - Service Class	Voya Global Perspectives® Portfolio - Class A
Net assets at January 1, 2019	$—	$68,299	$4,134	$83

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,542	153	2
Total realized gain (loss) on investments
and capital gains distributions	—	36	229	4
Net unrealized appreciation (depreciation)
of investments	—	4,110	310	8
Net increase (decrease) in net assets resulting from operations	—	5,688	692	14
Changes from principal transactions:
Total unit transactions	—	(4,277)	(95)	30
Increase (decrease) in net assets derived from
principal transactions	—	(4,277)	(95)	30
Total increase (decrease) in net assets	—	1,411	597	44
Net assets at December 31, 2019	—	69,710	4,731	127

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,689	98	2
Total realized gain (loss) on investments
and capital gains distributions	—	1,920	127	4
Net unrealized appreciation (depreciation)
of investments	—	1,085	(216)	14
Net increase (decrease) in net assets resulting from operations	—	4,694	9	20
Changes from principal transactions:
Total unit transactions	51	(549)	(832)	45
Increase (decrease) in net assets derived from
principal transactions	51	(549)	(832)	45
Total increase (decrease) in net assets	51	4,145	(823)	65
Net assets at December 31, 2020	$51	$73,855	$3,908	$192

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class
Net assets at January 1, 2019	$330	$—	$111,177	$6,277

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	225	(708)	85
Total realized gain (loss) on investments
and capital gains distributions	16	4	21,635	422
Net unrealized appreciation (depreciation)
of investments	33	201	11,751	937
Net increase (decrease) in net assets resulting from operations	62	430	32,678	1,444
Changes from principal transactions:
Total unit transactions	22	14,498	(17,349)	(730)
Increase (decrease) in net assets derived from
principal transactions	22	14,498	(17,349)	(730)
Total increase (decrease) in net assets	84	14,928	15,329	714
Net assets at December 31, 2019	414	14,928	126,506	6,991

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	585	(958)	81
Total realized gain (loss) on investments
and capital gains distributions	17	(87)	15,626	339
Net unrealized appreciation (depreciation)
of investments	42	52	19,189	(150)
Net increase (decrease) in net assets resulting from operations	74	550	33,857	270
Changes from principal transactions:
Total unit transactions	72	(2,410)	(14,999)	(991)
Increase (decrease) in net assets derived from
principal transactions	72	(2,410)	(14,999)	(991)
Total increase (decrease) in net assets	146	(1,860)	18,858	(721)
Net assets at December 31, 2020	$560	$13,068	$145,364	$6,270

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class
Net assets at January 1, 2019	$1,922	$2,383	$2,603	$4,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	14	17	21
Total realized gain (loss) on investments
and capital gains distributions	146	65	296	298
Net unrealized appreciation (depreciation)
of investments	271	227	154	360
Net increase (decrease) in net assets resulting from operations	431	306	467	679
Changes from principal transactions:
Total unit transactions	(186)	852	(716)	(850)
Increase (decrease) in net assets derived from
principal transactions	(186)	852	(716)	(850)
Total increase (decrease) in net assets	245	1,158	(249)	(171)
Net assets at December 31, 2019	2,167	3,541	2,354	3,891

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	23	23	26
Total realized gain (loss) on investments
and capital gains distributions	133	137	100	40
Net unrealized appreciation (depreciation)
of investments	(67)	174	155	280
Net increase (decrease) in net assets resulting from operations	81	334	278	346
Changes from principal transactions:
Total unit transactions	(223)	(238)	7	(849)
Increase (decrease) in net assets derived from
principal transactions	(223)	(238)	7	(849)
Total increase (decrease) in net assets	(142)	96	285	(503)
Net assets at December 31, 2020	$2,025	$3,637	$2,639	$3,388

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Net assets at January 1, 2019	$3,270	$31	$141	$1,511

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	8	3	14
Total realized gain (loss) on investments
and capital gains distributions	84	3	—	(6)
Net unrealized appreciation (depreciation)
of investments	377	11	8	92
Net increase (decrease) in net assets resulting from operations	485	22	11	100
Changes from principal transactions:
Total unit transactions	(348)	705	9	147
Increase (decrease) in net assets derived from
principal transactions	(348)	705	9	147
Total increase (decrease) in net assets	137	727	20	247
Net assets at December 31, 2019	3,407	758	161	1,758

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	2	2	6
Total realized gain (loss) on investments
and capital gains distributions	(10)	14	—	57
Net unrealized appreciation (depreciation)
of investments	221	70	12	118
Net increase (decrease) in net assets resulting from operations	228	86	14	181
Changes from principal transactions:
Total unit transactions	(1,169)	(106)	(10)	(54)
Increase (decrease) in net assets derived from
principal transactions	(1,169)	(106)	(10)	(54)
Total increase (decrease) in net assets	(941)	(20)	4	127
Net assets at December 31, 2020	$2,466	$738	$165	$1,885

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2019	$1,469	$510	$2,522	$1,032

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	8	49	17
Total realized gain (loss) on investments
and capital gains distributions	5	3	4	63
Net unrealized appreciation (depreciation)
of investments	310	100	635	142
Net increase (decrease) in net assets resulting from operations	354	111	688	222
Changes from principal transactions:
Total unit transactions	45	(34)	13	(185)
Increase (decrease) in net assets derived from
principal transactions	45	(34)	13	(185)
Total increase (decrease) in net assets	399	77	701	37
Net assets at December 31, 2019	1,868	587	3,223	1,069

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	21	54	11
Total realized gain (loss) on investments
and capital gains distributions	62	12	188	(43)
Net unrealized appreciation (depreciation)
of investments	(270)	(79)	(517)	30
Net increase (decrease) in net assets resulting from operations	(134)	(46)	(275)	(2)
Changes from principal transactions:
Total unit transactions	(336)	(125)	(245)	(96)
Increase (decrease) in net assets derived from
principal transactions	(336)	(125)	(245)	(96)
Total increase (decrease) in net assets	(470)	(171)	(520)	(98)
Net assets at December 31, 2020	$1,398	$416	$2,703	$971

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net assets at January 1, 2019	$1,413	$8,168	$1,741	$39,274

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	(64)	(1)	330
Total realized gain (loss) on investments
and capital gains distributions	99	618	507	2,236
Net unrealized appreciation (depreciation)
of investments	344	1,934	(67)	6,567
Net increase (decrease) in net assets resulting from operations	422	2,488	439	9,133
Changes from principal transactions:
Total unit transactions	(71)	(328)	(99)	304
Increase (decrease) in net assets derived from
principal transactions	(71)	(328)	(99)	304
Total increase (decrease) in net assets	351	2,160	340	9,437
Net assets at December 31, 2019	1,764	10,328	2,081	48,711

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(30)	(14)	269
Total realized gain (loss) on investments
and capital gains distributions	140	1,233	(86)	3,931
Net unrealized appreciation (depreciation)
of investments	360	1,908	434	3,660
Net increase (decrease) in net assets resulting from operations	487	3,111	334	7,860
Changes from principal transactions:
Total unit transactions	(106)	(869)	(27)	(2,071)
Increase (decrease) in net assets derived from
principal transactions	(106)	(869)	(27)	(2,071)
Total increase (decrease) in net assets	381	2,242	307	5,789
Net assets at December 31, 2020	$2,145	$12,570	$2,388	$54,500

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Bond Portfolio - Initial Class
Net assets at January 1, 2019	$4,653	$2,173	$33,178	$14,329

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	(4)	234	237
Total realized gain (loss) on investments
and capital gains distributions	424	317	23	69
Net unrealized appreciation (depreciation)
of investments	555	256	—	596
Net increase (decrease) in net assets resulting from operations	1,045	569	257	902
Changes from principal transactions:
Total unit transactions	(2,188)	(113)	(1,896)	(1,850)
Increase (decrease) in net assets derived from
principal transactions	(2,188)	(113)	(1,896)	(1,850)
Total increase (decrease) in net assets	(1,143)	456	(1,639)	(948)
Net assets at December 31, 2019	3,510	2,629	31,539	13,381

Increase (decrease) in net assets
Operations:
Net investment income (loss)	89	39	(282)	220
Total realized gain (loss) on investments
and capital gains distributions	(458)	109	13	(102)
Net unrealized appreciation (depreciation)
of investments	331	55	—	833
Net increase (decrease) in net assets resulting from operations	(38)	203	(269)	951
Changes from principal transactions:
Total unit transactions	(450)	(401)	1,444	(1,209)
Increase (decrease) in net assets derived from
principal transactions	(450)	(401)	1,444	(1,209)
Total increase (decrease) in net assets	(488)	(198)	1,175	(258)
Net assets at December 31, 2020	$3,022	$2,431	$32,714	$13,123

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class
Net assets at January 1, 2019	$21	$8,661	$5,522	$8,563

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	90	95	138
Total realized gain (loss) on investments
and capital gains distributions	—	953	345	641
Net unrealized appreciation (depreciation)
of investments	1	220	525	1,058
Net increase (decrease) in net assets resulting from operations	2	1,263	965	1,837
Changes from principal transactions:
Total unit transactions	(2)	(1,100)	178	489
Increase (decrease) in net assets derived from
principal transactions	(2)	(1,100)	178	489
Total increase (decrease) in net assets	—	163	1,143	2,326
Net assets at December 31, 2019	21	8,824	6,665	10,889

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	164	88	117
Total realized gain (loss) on investments
and capital gains distributions	—	716	312	455
Net unrealized appreciation (depreciation)
of investments	1	(1,229)	387	822
Net increase (decrease) in net assets resulting from operations	2	(349)	787	1,394
Changes from principal transactions:
Total unit transactions	(2)	(1,680)	(601)	(1,223)
Increase (decrease) in net assets derived from
principal transactions	(2)	(1,680)	(601)	(1,223)
Total increase (decrease) in net assets	—	(2,029)	186	171
Net assets at December 31, 2020	$21	$6,795	$6,851	$11,060

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class
Net assets at January 1, 2019	$5,312	$—	$2,294	$198

Increase (decrease) in net assets
Operations:
Net investment income (loss)	79	—	45	2
Total realized gain (loss) on investments
and capital gains distributions	622	—	64	19
Net unrealized appreciation (depreciation)
of investments	618	—	154	21
Net increase (decrease) in net assets resulting from operations	1,319	—	263	42
Changes from principal transactions:
Total unit transactions	1,119	22	(257)	19
Increase (decrease) in net assets derived from
principal transactions	1,119	22	(257)	19
Total increase (decrease) in net assets	2,438	22	6	61
Net assets at December 31, 2019	7,750	22	2,300	259

Increase (decrease) in net assets
Operations:
Net investment income (loss)	72	—	30	1
Total realized gain (loss) on investments
and capital gains distributions	511	2	20	9
Net unrealized appreciation (depreciation)
of investments	538	5	133	4
Net increase (decrease) in net assets resulting from operations	1,121	7	183	14
Changes from principal transactions:
Total unit transactions	(984)	11	(384)	(25)
Increase (decrease) in net assets derived from
principal transactions	(984)	11	(384)	(25)
Total increase (decrease) in net assets	137	18	(201)	(11)
Net assets at December 31, 2020	$7,887	$40	$2,099	$248

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class
Net assets at January 1, 2019	$2,472	$5,038	$1,498	$357

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	(55)	10	(2)
Total realized gain (loss) on investments
and capital gains distributions	246	2,096	266	46
Net unrealized appreciation (depreciation)
of investments	439	(256)	135	23
Net increase (decrease) in net assets resulting from operations	705	1,785	411	67
Changes from principal transactions:
Total unit transactions	(200)	(2,349)	(1,076)	(23)
Increase (decrease) in net assets derived from
principal transactions	(200)	(2,349)	(1,076)	(23)
Total increase (decrease) in net assets	505	(564)	(665)	44
Net assets at December 31, 2019	2,977	4,474	833	401

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(36)	(7)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(266)	(309)	(40)	(16)
Net unrealized appreciation (depreciation)
of investments	177	1,721	200	39
Net increase (decrease) in net assets resulting from operations	(65)	1,376	153	22
Changes from principal transactions:
Total unit transactions	(390)	(422)	(25)	(20)
Increase (decrease) in net assets derived from
principal transactions	(390)	(422)	(25)	(20)
Total increase (decrease) in net assets	(455)	954	128	2
Net assets at December 31, 2020	$2,522	$5,428	$961	$403

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2019	$694	$49,208	$54,392	$2,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	412	(413)	5
Total realized gain (loss) on investments
and capital gains distributions	168	1,882	13,115	259
Net unrealized appreciation (depreciation)
of investments	(19)	6,499	2,993	405
Net increase (decrease) in net assets resulting from operations	160	8,793	15,695	669
Changes from principal transactions:
Total unit transactions	(73)	(6,439)	(7,328)	(274)
Increase (decrease) in net assets derived from
principal transactions	(73)	(6,439)	(7,328)	(274)
Total increase (decrease) in net assets	87	2,354	8,367	395
Net assets at December 31, 2019	781	51,562	62,759	3,113

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	295	(14)	12
Total realized gain (loss) on investments
and capital gains distributions	1	634	5,971	(47)
Net unrealized appreciation (depreciation)
of investments	(30)	2,502	8,131	21
Net increase (decrease) in net assets resulting from operations	(22)	3,431	14,088	(14)
Changes from principal transactions:
Total unit transactions	(161)	(7,625)	(7,595)	(15)
Increase (decrease) in net assets derived from
principal transactions	(161)	(7,625)	(7,595)	(15)
Total increase (decrease) in net assets	(183)	(4,194)	6,493	(29)
Net assets at December 31, 2020	$598	$47,368	$69,252	$3,084

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I
Net assets at January 1, 2019	$36,718	$34,298	$3,726	$5,877

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(366)	(362)	48	89
Total realized gain (loss) on investments
and capital gains distributions	6,357	7,046	229	901
Net unrealized appreciation (depreciation)
of investments	6,652	2,724	181	215
Net increase (decrease) in net assets resulting from operations	12,643	9,408	458	1,205
Changes from principal transactions:
Total unit transactions	(4,699)	(24,057)	(222)	(353)
Increase (decrease) in net assets derived from
principal transactions	(4,699)	(24,057)	(222)	(353)
Total increase (decrease) in net assets	7,944	(14,649)	236	852
Net assets at December 31, 2019	44,662	19,649	3,962	6,729

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(454)	(167)	47	56
Total realized gain (loss) on investments
and capital gains distributions	5,215	385	80	805
Net unrealized appreciation (depreciation)
of investments	7,586	5,785	220	(105)
Net increase (decrease) in net assets resulting from operations	12,347	6,003	347	756
Changes from principal transactions:
Total unit transactions	(4,507)	(4,684)	510	(740)
Increase (decrease) in net assets derived from
principal transactions	(4,507)	(4,684)	510	(740)
Total increase (decrease) in net assets	7,840	1,319	857	16
Net assets at December 31, 2020	$52,502	$20,968	$4,819	$6,745

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Emerging Markets Index Portfolio - Class I
Net assets at January 1, 2019	$6,950	$1,373	$192,504	$769

Increase (decrease) in net assets
Operations:
Net investment income (loss)	114	(1)	945	11
Total realized gain (loss) on investments
and capital gains distributions	786	188	29,134	(46)
Net unrealized appreciation (depreciation)
of investments	302	164	19,646	150
Net increase (decrease) in net assets resulting from operations	1,202	351	49,725	115
Changes from principal transactions:
Total unit transactions	(594)	(151)	(28,711)	(392)
Increase (decrease) in net assets derived from
principal transactions	(594)	(151)	(28,711)	(392)
Total increase (decrease) in net assets	608	200	21,014	(277)
Net assets at December 31, 2019	7,558	1,573	213,518	492

Increase (decrease) in net assets
Operations:
Net investment income (loss)	82	(4)	484	13
Total realized gain (loss) on investments
and capital gains distributions	561	172	20,827	2
Net unrealized appreciation (depreciation)
of investments	172	47	7,897	63
Net increase (decrease) in net assets resulting from operations	815	215	29,208	78
Changes from principal transactions:
Total unit transactions	(510)	(147)	(24,076)	(49)
Increase (decrease) in net assets derived from
principal transactions	(510)	(147)	(24,076)	(49)
Total increase (decrease) in net assets	305	68	5,132	29
Net assets at December 31, 2020	$7,863	$1,641	$218,650	$521

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Euro STOXX 50® Index Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I
Net assets at January 1, 2019	$42	$1,820	$873	$60,638

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	34	13	255
Total realized gain (loss) on investments
and capital gains distributions	1	129	56	10,424
Net unrealized appreciation (depreciation)
of investments	5	183	122	5,881
Net increase (decrease) in net assets resulting from operations	11	346	191	16,560
Changes from principal transactions:
Total unit transactions	(3)	(374)	131	(7,478)
Increase (decrease) in net assets derived from
principal transactions	(3)	(374)	131	(7,478)
Total increase (decrease) in net assets	8	(28)	322	9,082
Net assets at December 31, 2019	50	1,792	1,195	69,720

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	23	9	291
Total realized gain (loss) on investments
and capital gains distributions	(10)	9	(9)	10,017
Net unrealized appreciation (depreciation)
of investments	(5)	(95)	(59)	(1,426)
Net increase (decrease) in net assets resulting from operations	(14)	(63)	(59)	8,882
Changes from principal transactions:
Total unit transactions	(36)	(383)	(184)	(6,899)
Increase (decrease) in net assets derived from
principal transactions	(36)	(383)	(184)	(6,899)
Total increase (decrease) in net assets	(50)	(446)	(243)	1,983
Net assets at December 31, 2020	$—	$1,346	$952	$71,703

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S
Net assets at January 1, 2019	$5,304	$3,194	$10,210	$42

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	6	207	—
Total realized gain (loss) on investments
and capital gains distributions	306	484	19	—
Net unrealized appreciation (depreciation)
of investments	988	148	1,704	7
Net increase (decrease) in net assets resulting from operations	1,325	638	1,930	7
Changes from principal transactions:
Total unit transactions	(549)	(344)	(1,225)	—
Increase (decrease) in net assets derived from
principal transactions	(549)	(344)	(1,225)	—
Total increase (decrease) in net assets	776	294	705	7
Net assets at December 31, 2019	6,080	3,488	10,915	49

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32	9	165	—
Total realized gain (loss) on investments
and capital gains distributions	(270)	(248)	(64)	—
Net unrealized appreciation (depreciation)
of investments	522	272	506	2
Net increase (decrease) in net assets resulting from operations	284	33	607	2
Changes from principal transactions:
Total unit transactions	(599)	(477)	(1,277)	1
Increase (decrease) in net assets derived from
principal transactions	(599)	(477)	(1,277)	1
Total increase (decrease) in net assets	(315)	(444)	(670)	3
Net assets at December 31, 2020	$5,765	$3,044	$10,245	$52

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net assets at January 1, 2019	$26,337	$15,637	$30,700	$976

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(93)	95	407	10
Total realized gain (loss) on investments
and capital gains distributions	5,015	1,921	1,970	66
Net unrealized appreciation (depreciation)
of investments	4,182	2,575	4,739	147
Net increase (decrease) in net assets resulting from operations	9,104	4,591	7,116	223
Changes from principal transactions:
Total unit transactions	18,249	(680)	(2,672)	(139)
Increase (decrease) in net assets derived from
principal transactions	18,249	(680)	(2,672)	(139)
Total increase (decrease) in net assets	27,353	3,911	4,444	84
Net assets at December 31, 2019	53,690	19,548	35,144	1,060

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(378)	74	(33)	(4)
Total realized gain (loss) on investments
and capital gains distributions	9,114	2,439	1,351	48
Net unrealized appreciation (depreciation)
of investments	9,359	1,534	(1,814)	(56)
Net increase (decrease) in net assets resulting from operations	18,095	4,047	(496)	(12)
Changes from principal transactions:
Total unit transactions	(5,084)	(132)	(4,353)	(117)
Increase (decrease) in net assets derived from
principal transactions	(5,084)	(132)	(4,353)	(117)
Total increase (decrease) in net assets	13,011	3,915	(4,849)	(129)
Net assets at December 31, 2020	$66,701	$23,463	$30,295	$931

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I
Net assets at January 1, 2019	$312	$1,516	$1,298	$18,563

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	16	4	(147)
Total realized gain (loss) on investments
and capital gains distributions	48	300	138	1,668
Net unrealized appreciation (depreciation)
of investments	81	142	226	2,685
Net increase (decrease) in net assets resulting from operations	126	458	368	4,206
Changes from principal transactions:
Total unit transactions	1,684	103	2,595	(3,724)
Increase (decrease) in net assets derived from
principal transactions	1,684	103	2,595	(3,724)
Total increase (decrease) in net assets	1,810	561	2,963	482
Net assets at December 31, 2019	2,122	2,077	4,261	19,045

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	12	2	(89)
Total realized gain (loss) on investments
and capital gains distributions	124	55	148	(798)
Net unrealized appreciation (depreciation)
of investments	533	175	515	2,455
Net increase (decrease) in net assets resulting from operations	635	242	665	1,568
Changes from principal transactions:
Total unit transactions	112	(420)	(556)	(1,559)
Increase (decrease) in net assets derived from
principal transactions	112	(420)	(556)	(1,559)
Total increase (decrease) in net assets	747	(178)	109	9
Net assets at December 31, 2020	$2,869	$1,899	$4,370	$19,054

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2019	$1,433	$15,217	$2,910	$2,148

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	(135)	(33)	(12)
Total realized gain (loss) on investments
and capital gains distributions	(6)	2,120	302	238
Net unrealized appreciation (depreciation)
of investments	89	2,082	476	297
Net increase (decrease) in net assets resulting from operations	108	4,067	745	523
Changes from principal transactions:
Total unit transactions	(26)	(2,252)	(645)	(254)
Increase (decrease) in net assets derived from
principal transactions	(26)	(2,252)	(645)	(254)
Total increase (decrease) in net assets	82	1,815	100	269
Net assets at December 31, 2019	1,515	17,032	3,010	2,417

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	(161)	(36)	(10)
Total realized gain (loss) on investments
and capital gains distributions	81	1,199	143	(231)
Net unrealized appreciation (depreciation)
of investments	(2)	4,929	1,011	547
Net increase (decrease) in net assets resulting from operations	127	5,967	1,118	306
Changes from principal transactions:
Total unit transactions	770	(2,546)	23	(676)
Increase (decrease) in net assets derived from
principal transactions	770	(2,546)	23	(676)
Total increase (decrease) in net assets	897	3,421	1,141	(370)
Net assets at December 31, 2020	$2,412	$20,453	$4,151	$2,047

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA
Net assets at January 1, 2019	$2,133	$1,641	$1,934	$1,645

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	3	(9)	(7)
Total realized gain (loss) on investments
and capital gains distributions	169	65	32	246
Net unrealized appreciation (depreciation)
of investments	362	365	466	263
Net increase (decrease) in net assets resulting from operations	501	433	489	502
Changes from principal transactions:
Total unit transactions	(369)	(235)	(577)	63
Increase (decrease) in net assets derived from
principal transactions	(369)	(235)	(577)	63
Total increase (decrease) in net assets	132	198	(88)	565
Net assets at December 31, 2019	2,265	1,839	1,846	2,210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	21	6	(13)
Total realized gain (loss) on investments
and capital gains distributions	(135)	18	96	(37)
Net unrealized appreciation (depreciation)
of investments	655	160	173	495
Net increase (decrease) in net assets resulting from operations	493	199	275	445
Changes from principal transactions:
Total unit transactions	(157)	(263)	(558)	(131)
Increase (decrease) in net assets derived from
principal transactions	(157)	(263)	(558)	(131)
Total increase (decrease) in net assets	336	(64)	(283)	314
Net assets at December 31, 2020	$2,601	$1,775	$1,563	$2,524

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.Organization
Variable Annuity Account B of Voya Retirement Insurance and Annuity Company, (the “Account”) was established by Voya Retirement Insurance and Annuity Company (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2020, the Account had 103 investment divisions (the “Divisions”), 30 of which invest in independently managed mutual funds and 73 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”).

The Divisions with asset balances at December 31, 2020 and related Trusts are as follows:

AIM Variable Insurance Funds:	Calvert Variable Series, Inc.:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Calvert VP SRI Balanced Portfolio
Federated Hermes Insurance Series:
Invesco Oppenheimer V.I. Global Fund - Series I	Federated Hermes Fund for U.S. Government Securities II - Primary Shares
Invesco Oppenheimer V.I. Main Street Fund - Series I
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	Federated Hermes Government Money Fund II - Service Shares
Invesco V.I. American Franchise Fund - Series I	Federated Hermes High Income Bond Fund II - Primary Shares
Invesco V.I. Core Equity Fund - Series I	Federated Hermes Kaufmann Fund II - Primary Shares
American Funds Insurance Series®:	Federated Hermes Managed Volatility Fund II - Primary Shares
Growth Fund - Class 2	Fidelity® Variable Insurance Products II:
Growth-Income Fund - Class 2	Fidelity® VIP Contrafund® Portfolio - Initial Class
International Fund - Class 2	Fidelity® VIP Index 500 Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fidelity® Variable Insurance Products V:	Voya Money Market Portfolio:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Voya Government Money Market Portfolio - Class I
Fidelity® Variable Insurance Products:	Voya Partners, Inc.:
Fidelity® VIP Equity-Income Portfolio - Initial Class	Voya Global Bond Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Fidelity® VIP High Income Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:	Voya Solution 2025 Portfolio - Service Class
Franklin Small Cap Value VIP Fund - Class 2	Voya Solution 2035 Portfolio - Service Class
Janus Aspen Series:	Voya Solution 2045 Portfolio - Service Class
Janus Henderson Balanced Portfolio - Institutional Shares	Voya Solution 2055 Portfolio - Service Class
Lord Abbett Series Fund, Inc.:	Voya Solution Income Portfolio - Service Class
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Voya Solution Moderately Aggressive Portfolio - Service Class
PIMCO Variable Insurance Trust:	VY® American Century Small-Mid Cap Value Portfolio - Service Class
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:	VY® Baron Growth Portfolio - Service Class
Pioneer High Yield VCT Portfolio - Class I	VY® Columbia Contrarian Core Portfolio - Service Class
Voya Balanced Portfolio, Inc.:	VY® Columbia Small Cap Value II Portfolio - Service Class
Voya Balanced Portfolio - Class I	VY® Invesco Comstock Portfolio - Service Class
Voya Government Money Market Portfolio:	VY® Invesco Equity and Income Portfolio - Initial Class
Voya Government Money Market Portfolio - Class S	VY® Invesco Oppenheimer Global Portfolio - Initial Class
Voya Intermediate Bond Portfolio:	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Voya Intermediate Bond Portfolio - Class I	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Voya Global Perspectives® Portfolio - Class A	Voya Strategic Allocation Portfolios, Inc.:
Voya Global Perspectives® Portfolio - Class I	Voya Strategic Allocation Conservative Portfolio - Class I
Voya High Yield Portfolio - Institutional Class	Voya Strategic Allocation Growth Portfolio - Class I
Voya Large Cap Growth Portfolio - Institutional Class	Voya Strategic Allocation Moderate Portfolio - Class I
Voya Large Cap Value Portfolio - Institutional Class	Voya Variable Funds:
Voya Large Cap Value Portfolio - Service Class	Voya Growth and Income Portfolio - Class A
Voya Retirement Conservative Portfolio - Adviser Class	Voya Growth and Income Portfolio - Class I
Voya Retirement Growth Portfolio - Adviser Class	Voya Variable Portfolios, Inc.:
Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Emerging Markets Index Portfolio - Class I
Voya Retirement Moderate Portfolio - Adviser Class	Voya Global High Dividend Low Volatility Portfolio - Class I
Voya U.S. Stock Index Portfolio - Service Class	Voya Global High Dividend Low Volatility Portfolio - Class S
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	Voya Index Plus SmallCap Portfolio - Class I
VY® Clarion Global Real Estate Portfolio - Institutional Class	Voya International Index Portfolio - Class I
VY® Clarion Global Real Estate Portfolio - Service Class	Voya International Index Portfolio - Class S
VY® Clarion Real Estate Portfolio - Service Class	Voya Russell™ Large Cap Growth Index Portfolio - Class I
VY® Invesco Growth and Income Portfolio - Service Class	Voya Russell™ Large Cap Index Portfolio - Class I
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	Voya Russell™ Mid Cap Index Portfolio - Class I
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	Voya Russell™ Small Cap Index Portfolio - Class I
VY® T. Rowe Price Equity Income Portfolio - Service Class	Voya Small Company Portfolio - Class I
VY® T. Rowe Price International Stock Portfolio - Service Class	Voya U.S. Bond Index Portfolio - Class I

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Variable Products Trust:	Wanger Advisors Trust:
Voya MidCap Opportunities Portfolio - Class I	Wanger International
Voya MidCap Opportunities Portfolio - Class S	Wanger Select
Voya SmallCap Opportunities Portfolio - Class I	Wanger USA
Voya SmallCap Opportunities Portfolio - Class S

The names of certain Divisions were changed during 2020. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Voya Variable Portfolios, Inc.:	Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global Equity Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Global Equity Portfolio - Class S
Federated Hermes Insurance Series:	Federated Insurance Series:
Federated Hermes Fund for U.S. Government Securities II - Primary Shares	Federated Fund for U.S. Government Securities II - Primary Shares

Federated Hermes Government Money Fund II - Service Shares	Federated Government Money Fund II - Service Shares
Federated Hermes High Income Bond Fund II - Primary Shares	Federated High Income Bond Fund II - Primary Shares
Federated Hermes Kaufmann Fund II - Primary Shares	Federated Kaufmann Fund II - Primary Shares
Federated Hermes Managed Volatility Fund II - Primary Shares	Federated Managed Volatility Fund II - Primary Shares
During 2020, the following Division was closed to contract owners:

Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class I

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

2.    Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 0.0% to 2.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Account is not aware of any subsequent events that would have a material effect on the financial statements of the Account except as follows:

On January 4, 2021, Voya Financial, Inc. (“Voya Financial”) consummated a series of transactions pursuant to a Master Transaction Agreement (the “Resolution MTA”) entered into on December 18, 2019 with Resolution Life U.S. Holdings Inc., a Delaware corporation (“Resolution Life US”), pursuant to which Resolution Life US acquired all of the shares of the capital stock of several subsidiaries of Voya Financial including Security Life of Denver Company ("SLD").

Concurrently with the sale, SLD entered into reinsurance agreements with Reliastar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York ("RLNY"), and Voya Retirement Insurance and Annuity Company ("VRIAC"), each of which is a direct or indirect wholly owned subsidiary of Voya Financial. Pursuant to these agreements, RLI and VRIAC reinsured to SLD a 100% quota share, and RLNY reinsured to SLD a 75% quota share, of their respective individual life insurance and annuities businesses. RLI, RLNY, and VRIAC remain subsidiaries of Voya Financial and remain liable to the underlying policyholders, even if SLD defaults on its obligations with respect to the ceded business.

3.    Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2020 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2020. The Account had no liabilities as of December 31, 2020.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
▪Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.    Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of up to $80 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For Deferred Variable Annuity contracts an annual charge of up to 0.50% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.    Related Party Transactions

Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Money Market Portfolio, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.    Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	$15	$16
Invesco Oppenheimer V.I. Global Fund - Series I	—	—
Invesco Oppenheimer V.I. Main Street Fund - Series I	30	29
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	123	155
Invesco V.I. American Franchise Fund - Series I	444	676
Invesco V.I. Core Equity Fund - Series I	353	110
American Funds Insurance Series®:
Growth Fund - Class 2	733	792
Growth-Income Fund - Class 2	117	190
International Fund - Class 2	24	92
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	464	363
Federated Hermes Insurance Series:
Federated Hermes Fund for U.S. Government Securities II - Primary Shares	4	8
Federated Hermes Government Money Fund II - Service Shares	61	83
Federated Hermes High Income Bond Fund II - Primary Shares	116	428
Federated Hermes Kaufmann Fund II - Primary Shares	113	223
Federated Hermes Managed Volatility Fund II - Primary Shares	71	416
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,906	8,640
Fidelity® VIP Index 500 Portfolio - Initial Class	903	2,147
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	9	24
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,244	1,909
Fidelity® VIP Growth Portfolio - Initial Class	4,873	5,521
Fidelity® VIP High Income Portfolio - Initial Class	8	15
Fidelity® VIP Overseas Portfolio - Initial Class	615	591
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	549	541
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	—	—
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	58	169
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	910	390
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	144	110
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	3,906	7,305
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class S	51	—

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	$13,055	$10,336
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	584	1,047
Voya Global Perspectives® Portfolio - Class A	54	3
Voya Global Perspectives® Portfolio - Class I	133	31
Voya High Yield Portfolio - Institutional Class	1,411	3,237
Voya Large Cap Growth Portfolio - Institutional Class	16,990	18,680
Voya Large Cap Value Portfolio - Institutional Class	1,312	1,617
Voya Large Cap Value Portfolio - Service Class	437	466
Voya Retirement Conservative Portfolio - Adviser Class	590	712
Voya Retirement Growth Portfolio - Adviser Class	281	158
Voya Retirement Moderate Growth Portfolio - Adviser Class	379	1,067
Voya Retirement Moderate Portfolio - Adviser Class	324	1,396
Voya U.S. Stock Index Portfolio - Service Class	68	146
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	16	25
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	849	897
VY® Clarion Global Real Estate Portfolio - Institutional Class	416	562
VY® Clarion Global Real Estate Portfolio - Service Class	76	142
VY® Clarion Real Estate Portfolio - Service Class	625	530
VY® Invesco Growth and Income Portfolio - Service Class	228	239
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	270	283
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	2,317	2,542
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	253	293
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	8,370	6,484
VY® T. Rowe Price Equity Income Portfolio - Service Class	533	855
VY® T. Rowe Price International Stock Portfolio - Service Class	395	703
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	21,823	20,648
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class	1,694	2,682
Voya Global Bond Portfolio - Service Class	1	3
Voya International High Dividend Low Volatility Portfolio - Initial Class	1,303	2,001
Voya Solution 2025 Portfolio - Service Class	1,068	1,292
Voya Solution 2035 Portfolio - Service Class	1,814	2,194
Voya Solution 2045 Portfolio - Service Class	1,791	2,208
Voya Solution 2055 Portfolio - Service Class	39	27
Voya Solution Income Portfolio - Service Class	218	568
Voya Solution Moderately Aggressive Portfolio - Service Class	102	111
VY® American Century Small-Mid Cap Value Portfolio - Service Class	455	806
VY® Baron Growth Portfolio - Service Class	585	1,044
VY® Columbia Contrarian Core Portfolio - Service Class	212	220
VY® Columbia Small Cap Value II Portfolio - Service Class	71	78
VY® Invesco Comstock Portfolio - Service Class	65	201
VY® Invesco Equity and Income Portfolio - Initial Class	3,007	8,364
VY® Invesco Oppenheimer Global Portfolio - Initial Class	3,549	9,081
VY® JPMorgan Mid Cap Value Portfolio - Service Class	834	604
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	4,657	6,090
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	2,038	6,151

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	$1,735	$1,039
Voya Strategic Allocation Growth Portfolio - Class I	1,013	1,188
Voya Strategic Allocation Moderate Portfolio - Class I	808	897
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	169	172
Voya Growth and Income Portfolio - Class I	27,942	32,218
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I	198	234
Voya Euro STOXX 50® Index Portfolio - Class I	33	42
Voya Global High Dividend Low Volatility Portfolio - Class I	90	450
Voya Global High Dividend Low Volatility Portfolio - Class S	22	197
Voya Index Plus LargeCap Portfolio - Class I	9,022	9,815
Voya Index Plus MidCap Portfolio - Class I	267	834
Voya Index Plus SmallCap Portfolio - Class I	299	733
Voya International Index Portfolio - Class I	883	1,995
Voya International Index Portfolio - Class S	2	1
Voya Russell™ Large Cap Growth Index Portfolio - Class I	6,470	9,488
Voya Russell™ Large Cap Index Portfolio - Class I	4,066	3,378
Voya Russell™ Large Cap Value Index Portfolio - Class I	2,125	5,628
Voya Russell™ Large Cap Value Index Portfolio - Class S	36	130
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	859	644
Voya Russell™ Mid Cap Index Portfolio - Class I	554	737
Voya Russell™ Small Cap Index Portfolio - Class I	589	910
Voya Small Company Portfolio - Class I	744	2,110
Voya U.S. Bond Index Portfolio - Class I	1,971	1,137
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	1,273	3,070
Voya MidCap Opportunities Portfolio - Class S	726	562
Voya SmallCap Opportunities Portfolio - Class I	289	968
Voya SmallCap Opportunities Portfolio - Class S	481	653
Wanger Advisors Trust:
Wanger International	267	453
Wanger Select	580	944
Wanger USA	1,026	921

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.    Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase/(Decrease)	Units Issued	Units Redeemed	Net Increase/(Decrease)

AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	37,482	37,860	(378)	47,394	47,865	(471)
Invesco Oppenheimer V.I. Global Fund - Series I	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Fund - Series I	85,274	86,179	(905)	104,096	105,176	(1,080)
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	4,414	6,058	(1,644)	730	7,666	(6,936)
Invesco V.I. American Franchise Fund - Series I	22,296	24,876	(2,580)	30,778	31,921	(1,143)
Invesco V.I. Core Equity Fund - Series I	82,103	85,322	(3,219)	66,325	70,027	(3,702)
American Funds Insurance Series®:
Growth Fund - Class 2	33,460	38,061	(4,601)	18,075	20,210	(2,135)
Growth-Income Fund - Class 2	2,690	5,599	(2,909)	2,235	1,192	1,043
International Fund - Class 2	1,110	5,056	(3,946)	4,008	232	3,776
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	12,251	13,203	(952)	11,722	9,092	2,630
Federated Hermes Insurance Series:
Federated Hermes Fund for U.S. Government Securities II - Primary Shares	4	276	(272)	6	990	(984)
Federated Hermes Government Money Fund II - Service Shares	7,589	9,101	(1,512)	7,860	9,756	(1,896)
Federated Hermes High Income Bond Fund II - Primary Shares	9,422	21,912	(12,490)	10,983	15,929	(4,946)
Federated Hermes Kaufmann Fund II - Primary Shares	5	5,715	(5,710)	17	3,052	(3,035)
Federated Hermes Managed Volatility Fund II - Primary Shares	13,501	25,607	(12,106)	14,892	22,803	(7,911)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	55,162	208,000	(152,838)	44,483	136,415	(91,932)
Fidelity® VIP Index 500 Portfolio - Initial Class	8,422	31,183	(22,761)	12,547	63,283	(50,736)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	730	(730)	—	234	(234)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	23,055	71,249	(48,194)	16,321	29,179	(12,858)
Fidelity® VIP Growth Portfolio - Initial Class	77,360	114,800	(37,440)	62,859	63,772	(913)
Fidelity® VIP High Income Portfolio - Initial Class	61,676	62,299	(623)	73,441	74,180	(739)
Fidelity® VIP Overseas Portfolio - Initial Class	40,659	33,251	7,408	14,816	24,982	(10,166)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	15,913	22,461	(6,548)	7,052	11,431	(4,379)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase/(Decrease)	Units Issued	Units Redeemed	Net Increase/(Decrease)

Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	—	—	—	—	—	—
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	2,943	8,696	(5,753)	2,004	5,848	(3,844)
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	55,522	26,817	28,705	18,806	21,767	(2,961)
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	5,986	5,979	7	4,798	11,278	(6,480)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	5,194,268	5,327,966	(133,698)	5,282,382	5,477,874	(195,492)
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class S	5,465	37	5,428	—	—	—
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	4,668,650	4,700,588	(31,938)	4,281,155	4,448,523	(167,368)
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	6,754	56,756	(50,002)	38,704	41,748	(3,044)
Voya Global Perspectives® Portfolio - Class A	3,248	71	3,177	3,699	1,200	2,499
Voya Global Perspectives® Portfolio - Class I	7,587	2,183	5,404	2,511	747	1,764
Voya High Yield Portfolio - Institutional Class	1,046,773	1,281,651	(234,878)	2,322,442	898,827	1,423,615
Voya Large Cap Growth Portfolio - Institutional Class	2,469,397	2,815,430	(346,033)	2,839,977	3,304,870	(464,893)
Voya Large Cap Value Portfolio - Institutional Class	58,674	110,436	(51,762)	10,303	48,471	(38,168)
Voya Large Cap Value Portfolio - Service Class	11,921	22,914	(10,993)	1,596	11,147	(9,551)
Voya Retirement Conservative Portfolio - Adviser Class	33,035	48,170	(15,135)	88,310	23,119	65,191
Voya Retirement Growth Portfolio - Adviser Class	7,915	7,728	187	945	44,433	(43,488)
Voya Retirement Moderate Growth Portfolio - Adviser Class	4,265	57,549	(53,284)	2,936	57,561	(54,625)
Voya Retirement Moderate Portfolio - Adviser Class	10,610	82,768	(72,158)	17,222	41,042	(23,820)
Voya U.S. Stock Index Portfolio - Service Class	3,227	15,020	(11,793)	69,809	344	69,465
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	1,044	1,968	(924)	1,151	413	738
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	76,703	80,254	(3,551)	41,740	27,724	14,016
VY® Clarion Global Real Estate Portfolio - Institutional Class	15,728	38,130	(22,402)	11,367	8,710	2,657
VY® Clarion Global Real Estate Portfolio - Service Class	840	9,361	(8,521)	639	2,924	(2,285)
VY® Clarion Real Estate Portfolio - Service Class	16,192	30,133	(13,941)	13,898	13,556	342
VY® Invesco Growth and Income Portfolio - Service Class	7,544	12,391	(4,847)	5,773	14,058	(8,285)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase/(Decrease)	Units Issued	Units Redeemed	Net Increase/(Decrease)

Voya Investors Trust (continued):
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	5,391	11,007	(5,616)	5,845	8,986	(3,141)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	94,772	148,500	(53,728)	51,361	71,065	(19,704)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	10,405	10,907	(502)	8,960	12,293	(3,333)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	180,233	251,906	(71,673)	221,359	205,539	15,820
VY® T. Rowe Price Equity Income Portfolio - Service Class	21,342	34,815	(13,473)	19,509	120,836	(101,327)
VY® T. Rowe Price International Stock Portfolio - Service Class	18,932	44,364	(25,432)	28,806	36,315	(7,509)
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	9,095,066	9,008,076	86,990	9,150,327	9,282,238	(131,911)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class	890,180	972,519	(82,339)	874,550	999,320	(124,770)
Voya Global Bond Portfolio - Service Class	10,623	10,730	(107)	11,913	12,000	(87)
Voya International High Dividend Low Volatility Portfolio - Initial Class	636,147	807,016	(170,869)	693,403	795,100	(101,697)
Voya Solution 2025 Portfolio - Service Class	39,698	72,459	(32,761)	34,869	24,174	10,695
Voya Solution 2035 Portfolio - Service Class	52,688	111,183	(58,495)	73,845	46,593	27,252
Voya Solution 2045 Portfolio - Service Class	70,490	117,319	(46,829)	80,528	19,292	61,236
Voya Solution 2055 Portfolio - Service Class	2,132	1,421	711	1,171	—	1,171
Voya Solution Income Portfolio - Service Class	11,976	36,950	(24,974)	16,713	32,470	(15,757)
Voya Solution Moderately Aggressive Portfolio - Service Class	6,426	9,381	(2,955)	1,723	150	1,573
VY® American Century Small-Mid Cap Value Portfolio - Service Class	14,912	28,758	(13,846)	12,116	19,057	(6,941)
VY® Baron Growth Portfolio - Service Class	16,859	27,510	(10,651)	22,999	107,697	(84,698)
VY® Columbia Contrarian Core Portfolio - Service Class	6,756	7,821	(1,065)	4,371	50,374	(46,003)
VY® Columbia Small Cap Value II Portfolio - Service Class	2,886	4,170	(1,284)	703	1,896	(1,193)
VY® Invesco Comstock Portfolio - Service Class	1,908	8,637	(6,729)	2,701	5,896	(3,195)
VY® Invesco Equity and Income Portfolio - Initial Class	13,578	354,667	(341,089)	61,777	357,034	(295,257)
VY® Invesco Oppenheimer Global Portfolio - Initial Class	2,644,771	2,924,956	(280,185)	1,106,935	1,391,467	(284,532)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	18,682	21,839	(3,157)	8,396	15,362	(6,966)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	41,751	154,962	(113,211)	51,740	183,993	(132,253)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	1,113,010	1,189,899	(76,889)	6,941,676	7,271,910	(330,234)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	1,528,470	1,513,639	14,831	713,523	719,191	(5,668)
Voya Strategic Allocation Growth Portfolio - Class I	368,399	402,129	(33,730)	445,592	455,551	(9,959)
Voya Strategic Allocation Moderate Portfolio - Class I	521,336	538,687	(17,351)	662,753	685,629	(22,876)
Voya Growth and Income Portfolio - Class A	603,320	609,604	(6,284)	696,072	703,049	(6,977)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase/(Decrease)	Units Issued	Units Redeemed	Net Increase/(Decrease)

Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	5,437,995	5,998,657	(560,662)	7,946,837	8,483,220	(536,383)
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I	16,131	20,228	(4,097)	18,892	52,753	(33,861)
Voya Euro STOXX 50® Index Portfolio - Class I	574	4,403	(3,829)	94	308	(214)
Voya Global High Dividend Low Volatility Portfolio - Class I	8,468	40,563	(32,095)	6,680	36,791	(30,111)
Voya Global High Dividend Low Volatility Portfolio - Class S	130	17,642	(17,512)	21,717	9,910	11,807
Voya Index Plus LargeCap Portfolio - Class I	4,630,530	4,840,594	(210,064)	5,860,200	6,101,400	(241,200)
Voya Index Plus MidCap Portfolio - Class I	10,566	34,336	(23,770)	12,580	24,577	(11,997)
Voya Index Plus SmallCap Portfolio - Class I	11,508	30,920	(19,412)	7,190	19,327	(12,137)
Voya International Index Portfolio - Class I	622,603	701,149	(78,546)	754,799	819,826	(65,027)
Voya International Index Portfolio - Class S	—	1	(1)	—	71	(71)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	1,636,413	1,754,471	(118,058)	6,175,043	5,741,248	433,795
Voya Russell™ Large Cap Index Portfolio - Class I	1,044,790	1,044,291	499	940,852	952,315	(11,463)
Voya Russell™ Large Cap Value Index Portfolio - Class I	62,487	284,279	(221,792)	89,717	286,847	(197,130)
Voya Russell™ Large Cap Value Index Portfolio - Class S	—	4,165	(4,165)	—	4,868	(4,868)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	32,035	55,416	(23,381)	169,389	2,684	166,705
Voya Russell™ Mid Cap Index Portfolio - Class I	12,163	27,331	(15,168)	10,714	6,557	4,157
Voya Russell™ Small Cap Index Portfolio - Class I	19,115	54,345	(35,230)	263,462	7,920	255,542
Voya Small Company Portfolio - Class I	589,800	625,446	(35,646)	584,988	659,597	(74,609)
Voya U.S. Bond Index Portfolio - Class I	139,887	88,530	51,357	22,809	24,985	(2,176)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	2,353,195	2,461,207	(108,012)	1,301,942	1,406,843	(104,901)
Voya MidCap Opportunities Portfolio - Class S	20,492	19,747	745	1,339	24,430	(23,091)
Voya SmallCap Opportunities Portfolio - Class I	14,016	42,648	(28,632)	14,491	24,095	(9,604)
Voya SmallCap Opportunities Portfolio - Class S	27,430	35,943	(8,513)	16,495	34,977	(18,482)
Wanger Advisors Trust:
Wanger International	14,620	30,808	(16,188)	16,490	32,739	(16,249)
Wanger Select	15,063	34,627	(19,564)	5,100	24,957	(19,857)
Wanger USA	26,016	31,484	(5,468)	19,673	16,887	2,786

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.    Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2020, 2019,
2018, 2017, and 2016, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I
2020		4	$35.02	to	$46.27	$176	—	0.80%	to	1.25%	38.91%	to	39.58%
2019		5	$25.21	to	$33.15	$137	—	0.80%	to	1.25%	37.61%	to	38.24%
2018		5	$18.32	to	$23.98	$109	—	0.80%	to	1.25%	-7.24%	to	-6.84%
2017		8	$19.75	to	$25.74	$179	—	0.80%	to	1.25%	27.17%	to	27.74%
2016		7	$15.53	to	$20.15	$115	—	0.80%	to	1.25%	1.04%	to	1.51%
Invesco Oppenheimer V.I. Global Fund - Series I
2020		—		$31.62		$9	—		1.00%			26.38%
2019		—		$25.02		$7	0.92%		1.00%			30.45%
2018		—		$19.18		$5	—		1.00%			-14.03%
2017		—		$22.31		$6	0.94%		1.00%			35.29%
2016		—		$16.49		$5	1.00%		1.00%			-0.90%
Invesco Oppenheimer V.I. Main Street Fund - Series I
2020		9	$27.55	to	$34.23	$270	1.50%	0.80%	to	1.25%	12.49%	to	13.04%
2019		10	$24.49	to	$30.28	$264	1.09%	0.80%	to	1.25%	30.47%	to	31.03%
2018		11	$18.77	to	$23.11	$224	1.12%	0.80%	to	1.25%	-9.06%	to	-8.62%
2017		14	$20.64	to	$25.29	$313	1.27%	0.80%	to	1.25%	15.44%	to	15.96%
2016		16	$17.88	to	$21.81	$302	1.11%	0.80%	to	1.25%	10.23%	to	10.71%
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
2020		14	$33.54	to	$39.49	$495	0.61%	0.10%	to	1.25%	18.46%	to	19.82%
2019		16	$28.16	to	$33.17	$483	0.22%	0.10%	to	1.25%	24.88%	to	26.33%
2018		23	$22.42	to	$26.43	$552	0.39%	0.10%	to	1.25%	-11.45%	to	-10.41%
2017		35	$25.18	to	$29.69	$993	0.89%	0.10%	to	1.25%	12.74%	to	14.05%
2016		40	$22.21	to	$26.21	$996	0.43%	0.10%	to	1.25%	16.60%	to	17.92%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. American Franchise Fund - Series I
2020		9	$34.55	to	$140.43	$964	0.11%	0.10%	to	1.25%	40.56%	to	42.21%
2019		12	$24.58	to	$98.75	$913	—	0.10%	to	1.25%	35.04%	to	36.62%
2018		13	$18.20	to	$72.28	$738	—	0.10%	to	1.25%	-4.82%	to	-3.72%
2017		11	$19.12	to	$75.07	$647	0.14%	0.10%	to	1.25%	25.71%	to	27.22%
2016		18	$15.21	to	$59.01	$886	—	0.10%	to	1.50%	1.00%	to	2.16%
Invesco V.I. Core Equity Fund - Series I
2020		59	$20.91	to	$29.39	$1,465	1.27%	0.10%	to	1.50%	12.12%	to	13.74%
2019		62	$18.65	to	$26.14	$1,369	1.00%	0.10%	to	1.50%	27.04%	to	28.78%
2018		66	$14.68	to	$20.53	$1,138	0.92%	0.10%	to	1.50%	-10.71%	to	-9.48%
2017		77	$16.44	to	$27.62	$1,461	0.99%	0.10%	to	1.50%	11.46%	to	13.07%
2016		89	$14.75	to	$24.63	$1,489	0.77%	0.10%	to	1.50%	8.62%	to	10.16%
Growth Fund - Class 2
2020		56	$30.10	to	$32.49	$1,801	0.26%	0.10%	to	1.25%	50.20%	to	51.89%
2019		61	$20.04	to	$21.39	$1,287	0.76%	0.10%	to	1.25%	29.12%	to	30.67%
2018		63	$15.52	to	$16.37	$1,022	0.58%	0.10%	to	1.25%	-1.46%	to	-0.37%
2017		44	$15.75	to	$16.43	$713	0.69%	0.10%	to	1.25%	26.71%	to	28.16%
2016		8	$12.43	to	$12.82	$100	0.56%	0.10%	to	1.25%	8.09%	to	9.39%
Growth-Income Fund - Class 2
2020		11		$45.51		$480	1.18%		0.10%			13.43%
2019		13		$40.12		$540	1.77%		0.10%			26.01%
2018		12		$31.84		$395	0.02%		0.10%			-1.88%
2017		9		$32.45		$295	0.02%		0.10%			22.27%
2016		3		$26.54		$88	0.01%		0.10%			11.42%
International Fund - Class 2
2020		8		$26.77		$225	0.39%		0.10%			13.87%
2019		12		$23.51		$290	1.73%		0.10%			22.77%
2018		9		$19.15		$164	1.63%		0.10%			-13.23%
2017		9		$22.07		$203	1.56%		0.10%			32.00%
2016		3		$16.72		$54	1.79%		0.10%			3.47%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Calvert VP SRI Balanced Portfolio
2020		73	$24.09	to	$56.58	$2,773	1.46%	0.10%	to	1.50%	3.45%	to	14.40%
2019		74	$21.11	to	$49.46	$2,426	1.59%	0.75%	to	1.50%	6.63%	to	23.46%
2018		72	$17.14	to	$40.06	$1,950	1.96%	0.75%	to	1.40%	-4.01%	to	-3.38%
2017		59	$17.79	to	$41.46	$1,519	1.98%	0.10%	to	1.40%	10.44%	to	11.88%
2016		70	$15.68	to	$37.30	$1,605	2.26%	0.10%	to	1.50%	6.24%	to	7.80%
Federated Hermes Fund for U.S. Government Securities II - Primary Shares
2020		6		$21.40		$130	2.30%		1.40%			3.73%
2019		6		$20.63		$131	2.56%		1.40%			4.40%
2018		7		$19.76		$145	2.66%		1.40%			-0.95%
2017		8		$19.95		$156	2.28%		1.40%			0.50%
2016		9		$19.85		$188	3.51%		1.40%			0.20%
Federated Hermes Government Money Fund II - Service Shares
2020		30	$9.03	to	$11.99	$356	0.27%	1.25%	to	1.40%	-1.15%	to	-1.10%
2019		31	$9.13	to	$12.13	$378	1.63%	1.25%	to	1.40%	0.25%	to	0.44%
2018		33	$9.09	to	$12.10	$400	1.13%	1.25%	to	1.40%		-0.25
2017		40	$9.09	to	$12.13	$484	0.31%	1.25%	to	1.40%	-1.06%	to	-0.98%
2016		44	$9.18	to	$12.26	$537	—	1.25%	to	1.40%	-1.37%	to	-1.29%
Federated Hermes High Income Bond Fund II - Primary Shares
2020		45	$12.78	to	$41.55	$1,213	5.24%	0.10%	to	1.40%	4.11%	to	5.50%
2019		57	$12.26	to	$39.85	$1,533	6.35%	0.10%	to	1.40%	3.50%	to	14.44%
2018		62	$10.84	to	$35.23	$1,488	7.77%	0.10%	to	1.40%	-4.63%	to	-3.38%
2017		71	$11.25	to	$36.89	$1,806	6.73%	0.10%	to	1.50%	5.44%	to	6.77%
2016		65	$10.74	to	$34.93	$1,822	7.69%	0.10%	to	1.40%	13.22%	to	14.02%
Federated Hermes Kaufmann Fund II - Primary Shares
2020		32		$41.99		$1,329	—		1.40%			27.01%
2019		37		$33.06		$1,235	—		1.40%			31.92%
2018		40		$25.06		$1,012	—		1.40%			2.37%
2017		46		$24.48		$1,118	—		1.40%			26.58%
2016		58		$19.34		$1,119	—		1.40%			2.22%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Federated Hermes Managed Volatility Fund II - Primary Shares
2020		76	$31.73	to	$32.97	$2,408	2.38%	1.25%	to	1.40%	-0.47%	to	-0.33%
2019		88	$31.88	to	$33.08	$2,806	2.11%	1.25%	to	1.40%	18.56%	to	18.74%
2018		96	$26.89	to	$27.86	$2,580	1.98%	1.25%	to	1.40%	-9.80%	to	-9.63%
2017		53	$29.81	to	$30.83	$1,566	4.04%	1.25%	to	1.40%	16.49%	to	16.65%
2016		71	$25.59	to	$26.43	$1,816	4.80%	1.25%	to	1.40%	6.18%	to	6.32%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2020		658	$35.83	to	$116.05	$36,919	0.23%	0.10%	to	1.50%	28.62%	to	30.45%
2019		811	$27.63	to	$89.55	$34,638	0.47%	0.10%	to	1.50%	29.62%	to	31.46%
2018		903	$21.15	to	$68.57	$30,036	0.73%	0.10%	to	1.50%	-7.78%	to	-6.49%
2017		986	$22.75	to	$73.79	$36,495	1.00%	0.10%	to	1.50%	20.07%	to	21.73%
2016		1,041	$18.80	to	$61.00	$32,434	0.72%	0.10%	to	1.50%	6.41%	to	7.93%
Fidelity® VIP Index 500 Portfolio - Initial Class
2020		267	$64.96	to	$75.44	$19,729	1.60%	1.25%	to	1.40%	16.60%	to	16.77%
2019		290	$55.63	to	$64.70	$18,361	1.93%	1.25%	to	1.40%	29.50%	to	29.70%
2018		340	$42.89	to	$49.96	$16,670	1.90%	1.25%	to	1.40%	-5.84%	to	-5.69%
2017		384	$45.48	to	$53.06	$20,011	1.77%	1.25%	to	1.40%	20.02%	to	20.19%
2016		425	$37.84	to	$44.21	$18,448	1.37%	1.25%	to	1.40%	10.30%	to	10.48%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2020		15		$27.14		$411	2.22%		1.40%			7.87%
2019		16		$25.16		$399	2.75%		1.40%			8.12%
2018		16		$23.27		$375	2.29%		1.40%			-1.94%
2017		17		$23.73		$410	2.33%		1.40%			2.77%
2016		19		$23.09		$446	2.27%		1.40%			3.26%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2020		246	$24.96	to	$57.90	$9,081	1.59%	0.10%	to	1.50%	5.10%	to	6.59%
2019		294	$23.56	to	$54.67	$9,846	2.05%	0.10%	to	1.50%	25.52%	to	27.31%
2018		307	$18.62	to	$43.22	$8,248	2.30%	0.10%	to	1.50%	-9.65%	to	-8.41%
2017		317	$20.44	to	$47.49	$9,804	1.69%	0.10%	to	1.50%	11.20%	to	12.81%
2016		360	$18.23	to	$42.38	$10,017	2.06%	0.10%	to	1.50%	16.25%	to	17.92%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Growth Portfolio - Initial Class
2020		420	$45.16	to	$94.53	$24,789	0.07%	0.10%	to	1.50%	41.77%	to	43.77%
2019		457	$31.60	to	$66.19	$19,424	0.27%	0.10%	to	1.50%	32.30%	to	34.15%
2018		458	$23.69	to	$49.65	$14,516	0.27%	0.10%	to	1.50%	-1.66%	to	-0.28%
2017		433	$23.90	to	$50.11	$14,072	0.22%	0.10%	to	1.50%	33.15%	to	35.05%
2016		432	$17.81	to	$37.36	$10,441	0.04%	0.10%	to	1.50%	-0.71%	to	0.70%
Fidelity® VIP High Income Portfolio - Initial Class
2020		6	$19.23	to	$23.46	$130	4.43%	0.80%	to	1.25%	1.42%	to	1.91%
2019		7	$18.96	to	$23.02	$141	5.16%	0.80%	to	1.25%	13.67%	to	14.19%
2018		8	$16.68	to	$20.16	$137	5.42%	0.80%	to	1.25%	-4.47%	to	-4.05%
2017		9	$17.46	to	$21.01	$158	5.24%	0.80%	to	1.25%	5.56%	to	6.06%
2016		9	$16.54	to	$19.81	$165	5.17%	0.80%	to	1.25%	13.21%	to	13.72%
Fidelity® VIP Overseas Portfolio - Initial Class
2020		170	$16.78	to	$35.93	$3,762	0.40%	0.10%	to	1.50%	13.86%	to	15.50%
2019		162	$14.62	to	$31.31	$3,284	1.73%	0.10%	to	1.50%	25.89%	to	27.66%
2018		173	$11.52	to	$24.69	$2,774	1.64%	0.10%	to	1.50%	-16.09%	to	-14.91%
2017		175	$13.62	to	$29.20	$3,436	1.57%	0.10%	to	1.50%	28.34%	to	30.19%
2016		162	$10.53	to	$22.58	$2,353	1.29%	0.10%	to	1.50%	-6.47%	to	-5.20%
Franklin Small Cap Value VIP Fund - Class 2
2020		59	$25.85	to	$44.10	$1,980	1.20%	0.10%	to	1.50%	3.62%	to	5.11%
2019		66	$24.75	to	$42.24	$2,020	1.02%	0.10%	to	1.50%	24.47%	to	26.20%
2018		70	$19.72	to	$33.68	$1,781	0.93%	0.10%	to	1.50%	-14.17%	to	-12.95%
2017		69	$22.80	to	$38.96	$2,097	0.48%	0.10%	to	1.50%	8.99%	to	10.53%
2016		96	$20.75	to	$35.47	$2,745	0.81%	0.10%	to	1.50%	28.26%	to	30.05%
Janus Henderson Balanced Portfolio - Institutional Shares
2020		—		$29.64		$14	—		1.00%			13.17%
2019		—		$26.19		$12	1.95%		1.00%			21.36%
2018		—		$21.58		$10	—		1.00%			-0.32%
2017		—		$21.65		$10	1.62%		1.00%			17.22%
2016		—		$18.47		$9	2.19%		1.00%			3.59%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
2020		48	$21.51	to	$27.23	$1,146	0.91%	0.10%	to	1.25%	1.23%	to	2.42%
2019		54	$21.13	to	$26.77	$1,261	0.93%	0.10%	to	1.25%	21.14%	to	22.51%
2018		58	$17.35	to	$21.99	$1,115	0.63%	0.10%	to	1.50%	-16.31%	to	-15.13%
2017		74	$20.57	to	$26.08	$1,720	0.60%	0.10%	to	1.50%	5.25%	to	6.73%
2016		79	$19.39	to	$24.59	$1,735	0.47%	0.10%	to	1.50%	14.66%	to	16.28%
PIMCO VIT Real Return Portfolio - Administrative Class
2020		155	$15.07	to	$18.55	$2,603	1.38%	0.10%	to	1.25%	10.28%	to	11.55%
2019		126	$13.59	to	$16.73	$1,879	1.69%	0.10%	to	1.25%	7.13%	to	8.37%
2018		129	$12.62	to	$15.54	$1,798	2.50%	0.10%	to	1.25%	-3.41%	to	-2.32%
2017		147	$12.99	to	$16.01	$2,115	2.41%	0.10%	to	1.25%	2.33%	to	3.52%
2016		168	$12.62	to	$15.56	$2,374	2.29%	0.10%	to	1.25%	3.91%	to	5.12%
Pioneer High Yield VCT Portfolio - Class I
2020		34	$19.97	to	$23.17	$721	5.18%	0.10%	to	1.50%	0.94%	to	2.37%
2019		34	$19.63	to	$22.78	$708	5.10%	0.10%	to	1.50%	12.74%	to	14.34%
2018		41	$17.27	to	$20.06	$752	4.78%	0.10%	to	1.50%	-4.72%	to	-3.40%
2017		41	$17.99	to	$20.90	$795	4.86%	0.10%	to	1.50%	5.60%	to	7.11%
2016		33	$16.89	to	$19.63	$581	5.13%	0.10%	to	1.50%	12.48%	to	14.12%
Voya Balanced Portfolio - Class I
2020		1,015	$16.65	to	$72.74	$44,650	2.28%	0.10%	to	2.25%	8.40%	to	16.21%
2019		1,148	$15.36	to	$66.25	$46,097	2.45%	0.10%	to	2.25%	16.45%	to	19.00%
2018		1,344	$13.19	to	$56.14	$45,130	2.25%	0.10%	to	2.25%	-8.91%	to	-6.93%
2017		1,561	$14.48	to	$60.83	$56,439	2.61%	0.10%	to	2.25%	12.16%	to	14.64%
2016		1,712	$12.91	to	$53.52	$54,205	1.78%	0.10%	to	2.25%	5.47%	to	7.68%
Voya Government Money Market Portfolio - Class S
2020	4/24/2020	5		$9.34		$51	(e)		0.75%			(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Intermediate Bond Portfolio - Class I
2020		2,826	$11.53	to	$131.85	$73,855	3.53%	0.10%	to	2.25%	5.42%	to	7.74%
2019		2,858	$10.76	to	$123.65	$69,710	3.44%	0.10%	to	2.25%	7.38%	to	9.70%
2018		3,025	$9.86	to	$113.81	$68,299	3.58%	0.10%	to	2.25%	-2.74%	to	-0.63%
2017		3,660	$9.97	to	$115.70	$83,897	3.37%	0.10%	to	2.25%	2.69%	to	4.96%
2016		4,164	$14.31	to	$111.36	$91,044	2.32%	0.10%	to	2.25%	1.98%	to	4.20%
Voya Balanced Income Portfolio - Service Class
2020		212	$15.73	to	$19.98	$3,908	3.43%	0.95%	to	1.40%	1.55%	to	2.04%
2019		262	$15.49	to	$19.58	$4,731	4.71%	0.95%	to	1.40%	16.73%	to	17.32%
2018		265	$13.27	to	$16.69	$4,134	5.25%	0.95%	to	1.40%	-6.36%	to	-5.97%
2017		294	$14.17	to	$17.75	$4,851	4.49%	0.95%	to	1.40%	8.79%	to	9.30%
2016		342	$13.02	to	$16.24	$5,178	6.48%	0.95%	to	1.40%	14.01%	to	14.61%
Voya Global Perspectives® Portfolio - Class A
2020		13	$14.25	to	$14.71	$192	2.51%	0.95%	to	1.40%	14.18%	to	14.74%
2019		10	$12.48	to	$12.82	$127	2.69%	0.95%	to	1.40%	16.31%	to	16.86%
2018		8	$10.73	to	$10.97	$83	3.13%	0.95%	to	1.40%	-8.84%	to	-8.43%
2017		15	$11.77	to	$11.98	$173	1.90%	0.95%	to	1.40%	13.06%	to	13.55%
2016		37	$10.41	to	$10.55	$385	3.35%	0.95%	to	1.40%	4.94%	to	5.50%
Voya Global Perspectives® Portfolio - Class I
2020		37	$14.25	to	$15.38	$560	3.29%	0.10%	to	1.25%	14.73%	to	16.08%
2019		31	$12.42	to	$13.25	$414	3.58%	0.10%	to	1.25%	16.84%	to	18.20%
2018		29	$10.63	to	$11.21	$330	3.15%	0.10%	to	1.25%		-7.36
2017		30	$11.79	to	$12.10	$368	0.98%	0.10%	to	0.80%	14.02%	to	14.91%
2016		7	$10.21	to	$10.53	$76	2.84%	0.10%	to	1.25%		6.69
Voya High Yield Portfolio - Institutional Class
2020		1,189	$10.95	to	$11.17	$13,068	5.24%	0.10%	to	1.40%	4.58%	to	5.88%
2019	5/22/2019	1,424	$10.47	to	$10.55	$14,928	(d)	0.10%	to	1.40%		(d)
2018		(d)		(d)		(d)	(d)		(d)			(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Institutional Class
2020		2,742	$38.71	to	$61.36	$145,364	0.46%	0.10%	to	1.90%	28.41%	to	30.76%
2019		3,088	$30.02	to	$47.33	$126,506	0.69%	0.10%	to	1.90%	30.25%	to	32.62%
2018		3,553	$22.96	to	$35.99	$111,177	0.66%	0.10%	to	1.90%	-3.37%	to	-1.56%
2017		3,945	$23.66	to	$36.89	$127,168	0.64%	0.10%	to	1.90%	27.27%	to	29.61%
2016		4,413	$18.51	to	$28.70	$110,998	0.55%	0.10%	to	1.90%	1.99%	to	3.85%
Voya Large Cap Value Portfolio - Institutional Class
2020		287	$18.18	to	$26.73	$6,270	1.99%	0.10%	to	1.50%	4.72%	to	6.16%
2019		339	$17.36	to	$25.18	$6,991	2.11%	0.10%	to	1.50%	23.21%	to	25.02%
2018		377	$14.09	to	$20.14	$6,277	2.01%	0.10%	to	1.50%	-9.16%	to	-7.91%
2017		432	$15.51	to	$21.87	$7,848	2.39%	0.10%	to	1.50%	11.82%	to	13.43%
2016		495	$13.87	to	$19.28	$7,923	2.29%	0.10%	to	1.50%	12.22%	to	13.75%
Voya Large Cap Value Portfolio - Service Class
2020		92	$21.65	to	$22.65	$2,025	1.81%	0.95%	to	1.40%	4.49%	to	4.96%
2019		103	$20.72	to	$21.58	$2,167	1.90%	0.95%	to	1.40%	23.04%	to	23.60%
2018		112	$16.84	to	$17.46	$1,922	1.83%	0.95%	to	1.40%	-9.32%	to	-8.87%
2017		118	$18.57	to	$19.16	$2,230	2.03%	0.95%	to	1.40%	11.67%	to	12.11%
2016		152	$16.63	to	$17.09	$2,561	2.08%	0.95%	to	1.40%	11.99%	to	12.51%
Voya Retirement Conservative Portfolio - Adviser Class
2020		249	$14.33	to	$15.05	$3,637	1.95%	0.95%	to	1.45%	8.73%	to	9.30%
2019		264	$13.18	to	$13.77	$3,541	1.66%	0.95%	to	1.45%	11.98%	to	12.50%
2018		199	$11.77	to	$12.24	$2,383	1.83%	0.95%	to	1.45%	-4.15%	to	-3.62%
2017		211	$12.28	to	$12.70	$2,634	1.33%	0.95%	to	1.45%	6.21%	to	6.72%
2016		228	$11.56	to	$11.90	$2,671	1.46%	0.95%	to	1.45%	3.12%	to	3.66%
Voya Retirement Growth Portfolio - Adviser Class
2020		134	$17.93	to	$20.61	$2,639	2.08%	0.95%	to	1.40%	12.06%	to	25.62%
2019		134	$16.00	to	$18.31	$2,354	1.98%	0.95%	to	1.40%	19.85%	to	20.38%
2018		177	$13.35	to	$15.21	$2,603	1.68%	0.95%	to	1.40%	-8.82%	to	-8.37%
2017		216	$14.63	to	$16.60	$3,476	1.56%	0.95%	to	1.40%	15.02%	to	15.60%
2016		291	$12.72	to	$14.36	$4,078	2.18%	0.95%	to	1.40%	5.82%	to	6.29%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Retirement Moderate Growth Portfolio - Adviser Class
2020		176	$17.29	to	$20.16	$3,388	1.90%	0.95%	to	1.45%	11.53%	to	12.06%
2019		229	$15.49	to	$17.99	$3,891	1.87%	0.95%	to	1.45%	18.28%	to	18.90%
2018		284	$13.09	to	$15.13	$4,062	2.02%	0.95%	to	1.45%	-7.67%	to	-7.23%
2017		208	$14.17	to	$16.31	$3,250	1.84%	0.95%	to	1.45%	12.84%	to	13.50%
2016		237	$12.55	to	$14.37	$3,289	2.13%	0.95%	to	1.45%	5.30%	to	5.82%
Voya Retirement Moderate Portfolio - Adviser Class
2020		140	$15.76	to	$18.43	$2,466	1.70%	0.95%	to	1.40%	10.54%	to	11.09%
2019		212	$14.25	to	$16.59	$3,407	1.86%	0.95%	to	1.40%	15.48%	to	16.01%
2018		236	$12.34	to	$14.30	$3,270	1.92%	0.95%	to	1.40%	-6.42%	to	-5.98%
2017		264	$13.18	to	$15.21	$3,924	1.66%	0.95%	to	1.40%	10.23%	to	10.78%
2016		283	$11.95	to	$13.73	$3,805	1.93%	0.95%	to	1.40%	4.24%	to	4.81%
Voya U.S. Stock Index Portfolio - Service Class
2020		59	$12.04	to	$37.81	$738	1.47%	0.75%	to	1.40%	16.22%	to	16.99%
2019		71	$10.36	to	$32.32	$758	2.33%	0.75%	to	1.40%	1.87%	to	29.80%
2018		1		$26.36		$31	2.02%		0.75%			-5.54%
2017		3		$21.91		$68	1.38%		0.75%			20.31%
2016		4		$19.83		$77	1.67%		0.75%			10.49%
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
2020		12		$13.65		$165	1.84%		0.75%			10.26%
2019		13		$12.38		$161	2.44%		0.75%			7.47%
2018		12		$11.52		$141	2.93%		0.75%			-2.46%
2017		23		$11.81		$269	1.58		0.75%			1.90%
2016		24		$11.59		$275	—		0.75%			3.21%
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2020		164	$11.35	to	$11.86	$1,885	1.65%	0.95%	to	1.40%	9.24%	to	9.71%
2019		167	$10.39	to	$10.81	$1,758	2.14%	0.95%	to	1.40%	6.67%	to	7.14%
2018		153	$9.74	to	$10.09	$1,511	2.00%	0.95%	to	1.40%	-3.47%	to	-2.98%
2017		175	$10.09	to	$10.40	$1,785	1.23%	0.95%	to	1.40%	1.00%	to	1.46%
2016		197	$9.99	to	$10.25	$1,983	—	0.95%	to	1.40%	2.25%	to	2.71%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Global Real Estate Portfolio - Institutional Class
2020		85	$15.22	to	$17.64	$1,398	5.08%	0.10%	to	1.25%	-5.99%	to	-4.91%
2019		107	$16.19	to	$18.55	$1,868	2.97%	0.10%	to	1.25%	23.12%	to	24.58%
2018		105	$13.15	to	$14.89	$1,469	5.18%	0.10%	to	1.25%	-9.62%	to	-8.59%
2017		118	$14.55	to	$16.29	$1,816	3.72%	0.10%	to	1.25%	9.40%	to	10.67%
2016		129	$13.30	to	$14.72	$1,795	1.36%	0.10%	to	1.25%	-0.37%	to	0.82%
VY® Clarion Global Real Estate Portfolio - Service Class
2020		26	$15.59	to	$16.67	$416	5.18%	0.95%	to	1.40%	-6.42%	to	-5.98%
2019		34	$16.66	to	$17.73	$587	2.68%	0.95%	to	1.40%	22.68%	to	23.21%
2018		37	$13.58	to	$14.39	$510	4.92%	0.95%	to	1.40%	-10.07%	to	-9.61%
2017		43	$15.10	to	$15.92	$668	3.32%	0.95%	to	1.40%	8.95%	to	9.42%
2016		50	$13.86	to	$14.55	$714	1.17%	0.95%	to	1.40%	-0.79%	to	-0.34%
VY® Clarion Real Estate Portfolio - Service Class
2020		122	$19.01	to	$23.32	$2,703	2.19%	0.10%	to	1.25%	-7.72%	to	-6.61%
2019		135	$20.60	to	$24.97	$3,223	2.12%	0.10%	to	1.25%	26.61%	to	28.05%
2018		135	$16.27	to	$19.50	$2,522	2.47%	0.10%	to	1.25%	-8.80%	to	-7.76%
2017		164	$17.84	to	$21.14	$3,308	1.96%	0.10%	to	1.25%	3.84%	to	5.07%
2016		226	$17.18	to	$20.12	$4,327	1.49%	0.10%	to	1.25%	2.94%	to	4.14%
VY® Invesco Growth and Income Portfolio - Service Class
2020		38	$24.25	to	$27.05	$971	1.76%	0.10%	to	1.25%	1.63%	to	2.78%
2019		43	$23.73	to	$26.49	$1,069	2.45%	0.10%	to	1.25%	23.17%	to	24.63%
2018		52	$19.16	to	$21.40	$1,032	1.37%	0.10%	to	1.25%	-14.65%	to	-13.68%
2017		62	$22.32	to	$24.95	$1,449	2.25%	0.10%	to	1.25%	12.44%	to	13.80%
2016		54	$19.74	to	$22.07	$1,125	1.92%	0.10%	to	1.50%	18.18%	to	19.80%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2020		67	$32.13	to	$32.88	$2,145	0.51%	1.25%	to	1.40%	31.84%	to	32.05%
2019		72	$24.37	to	$24.90	$1,764	0.14%	1.25%	to	1.40%	30.25%	to	30.50%
2018		75	$18.71	to	$19.08	$1,413	0.90%	1.25%	to	1.40%	-17.76%	to	-17.65%
2017		84	$22.75	to	$23.17	$1,904	0.70%	1.25%	to	1.40%	41.39%	to	41.54%
2016		91	$16.09	to	$16.36	$1,475	1.57%	1.25%	to	1.40%	11.66%	to	11.83%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2020		501	$20.53	to	$41.87	$12,570	0.31%	0.10%	to	1.40%	31.54%	to	33.25%
2019		555	$15.50	to	$31.63	$10,328	0.01%	0.10%	to	1.50%	15.68%	to	31.62%
2018		575	$11.85	to	$24.19	$8,168	0.62%	0.10%	to	1.40%	-17.93%	to	-16.85%
2017		569	$14.34	to	$29.28	$10,098	0.45%	0.10%	to	1.50%	40.90%	to	42.79%
2016		495	$10.10	to	$20.63	$6,373	1.15%	0.10%	to	1.50%	11.24%	to	12.90%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2020		61	$34.29	to	$41.19	$2,388	—	0.10%	to	1.25%	14.84%	to	16.17%
2019		61	$29.69	to	$35.68	$2,081	0.67%	0.10%	to	1.50%	24.50%	to	26.26%
2018		65	$23.66	to	$28.44	$1,741	0.37%	0.10%	to	1.50%	-11.64%	to	-10.59%
2017		52	$26.63	to	$32.03	$1,540	0.43%	0.10%	to	1.25%	14.12%	to	15.40%
2016		44	$23.20	to	$27.93	$1,130	0.46%	0.10%	to	1.25%	20.05%	to	21.49%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2020		1,621	$25.64	to	$40.25	$54,500	1.24%	0.10%	to	1.50%	16.21%	to	17.85%
2019		1,693	$22.04	to	$34.37	$48,711	1.53%	0.10%	to	1.50%	22.52%	to	24.21%
2018		1,677	$17.91	to	$27.85	$39,274	2.22%	0.10%	to	1.50%	-1.02%	to	0.45%
2017		1,683	$18.08	to	$27.92	$39,208	1.25%	0.10%	to	1.50%	13.40%	to	14.97%
2016		1,626	$15.94	to	$24.44	$33,131	1.39%	0.10%	to	1.50%	6.47%	to	7.90%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2020		109	$23.91	to	$35.07	$3,022	3.49%	0.10%	to	1.25%	-0.31%	to	0.86%
2019		123	$23.85	to	$35.00	$3,510	2.79%	0.10%	to	1.25%	24.85%	to	26.32%
2018		224	$16.75	to	$27.89	$4,653	2.06%	0.10%	to	1.40%	-10.62%	to	-9.40%
2017		263	$18.74	to	$30.99	$6,132	2.07%	0.10%	to	1.40%	14.62%	to	16.09%
2016		274	$16.35	to	$26.86	$5,532	2.19%	0.10%	to	1.50%	17.01%	to	18.66%
VY® T. Rowe Price International Stock Portfolio - Service Class
2020		128	$15.94	to	$25.12	$2,431	2.29%	0.10%	to	1.40%	12.89%	to	14.38%
2019		153	$14.12	to	$22.10	$2,629	0.75%	0.10%	to	1.40%	25.85%	to	27.55%
2018		161	$11.22	to	$17.45	$2,173	1.76%	0.10%	to	1.40%	-15.35%	to	-14.26%
2017		169	$13.25	to	$20.47	$2,702	1.17%	0.10%	to	1.40%	26.07%	to	27.77%
2016		164	$10.51	to	$16.13	$2,111	1.39%	0.10%	to	1.40%	0.47%	to	1.82%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Government Money Market Portfolio - Class I
2020		2648	$9.13	to	$15.81	$32,714	0.24%	0.10%	to	1.90%	-1.72%	to	0.19%
2019		2,561	$9.29	to	$15.88	$31,539	1.81%	0.10%	to	1.90%	0.11%	to	1.84%
2018		2,693	$9.28	to	$15.70	$33,178	1.47%	0.10%	to	1.90%	-0.43%	to	1.47%
2017		2,734	$9.32	to	$15.57	$33,570	0.57%	0.10%	to	1.90%	-1.27%	to	0.49%
2016		2,945	$9.44	to	$15.59	$36,520	0.08%	0.10%	to	1.90%	-1.77%	to	0.10%
Voya Global Bond Portfolio - Initial Class
2020		805	$13.99	to	$17.52	$13,123	2.79%	0.10%	to	2.25%	6.79%	to	9.07%
2019		887	$13.10	to	$16.16	$13,381	2.89%	0.10%	to	2.25%	5.48%	to	7.83%
2018		1,012	$12.42	to	$15.15	$14,329	3.68%	0.10%	to	2.25%	-4.17%	to	-2.13%
2017		1,179	$12.96	to	$15.59	$17,251	2.53%	0.10%	to	2.25%	7.20%	to	9.56%
2016		1,239	$12.09	to	$14.32	$16,720	1.77%	0.10%	to	2.25%	3.96%	to	6.19%
Voya Global Bond Portfolio - Service Class
2020		1		$15.64		$21	4.76%		1.25%			7.49%
2019		1		$14.55		$21	2.66%		1.25%			6.28%
2018		2		$13.69		$21	4.55%		1.25%			-3.39%
2017		2		$14.17		$23	2.33%		1.25%			7.92%
2016		2		$13.13		$23	0.84%		1.25%			4.70%
Voya International High Dividend Low Volatility Portfolio - Initial Class
2020		601	$9.92	to	$13.87	$6,795	3.09%	0.10%	to	1.90%	-2.65%	to	-0.79%
2019		771	$10.19	to	$13.98	$8,824	2.16%	0.10%	to	1.90%	14.49%	to	16.60%
2018		873	$8.90	to	$11.99	$8,661	2.09%	0.10%	to	1.90%	-16.51%	to	-15.02%
2017		1,017	$10.66	to	$14.11	$11,995	2.03%	0.10%	to	1.90%	20.05%	to	22.27%
2016		1,084	$8.88	to	$11.54	$10,552	3.23%	0.10%	to	1.90%	-0.11%	to	1.67%
Voya Solution 2025 Portfolio - Service Class
2020		328	$20.19	to	$22.70	$6,851	2.13%	0.10%	to	1.50%	11.86%	to	13.43%
2019		360	$18.05	to	$20.15	$6,665	2.44%	0.10%	to	1.50%	16.38%	to	17.97%
2018		350	$15.39	to	$17.18	$5,522	2.14%	0.10%	to	1.50%	-7.13%	to	-6.05%
2017		332	$16.44	to	$18.37	$5,600	1.86%	0.35%	to	1.50%	13.61%	to	14.83%
2016		295	$14.36	to	$16.05	$4,353	2.02%	0.35%	to	1.50%	4.26%	to	5.55%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2035 Portfolio - Service Class
2020		498	$21.96	to	$24.91	$11,060	1.89%	0.10%	to	1.25%	13.00%	to	14.33%
2019		556	$19.32	to	$21.93	$10,889	2.29%	0.10%	to	1.25%	20.45%	to	21.85%
2018		529	$15.95	to	$18.12	$8,563	1.83%	0.10%	to	1.25%	-9.47%	to	-8.47%
2017		552	$17.53	to	$19.92	$9,953	1.59%	0.10%	to	1.25%	17.92%	to	19.32%
2016		475	$14.78	to	$16.80	$7,192	1.97%	0.10%	to	1.25%	4.97%	to	6.11%
Voya Solution 2045 Portfolio - Service Class
2020		343	$22.65	to	$26.23	$7,887	1.69%	0.10%	to	1.25%	14.82%	to	16.19%
2019		390	$19.62	to	$22.72	$7,750	2.02%	0.10%	to	1.25%	22.36%	to	23.80%
2018		329	$15.94	to	$18.48	$5,312	1.40%	0.10%	to	1.25%	-11.35%	to	-10.35%
2017		424	$17.89	to	$20.74	$7,803	1.13%	0.10%	to	1.25%	19.74%	to	21.13%
2016		362	$14.86	to	$17.23	$5,515	1.67%	0.10%	to	1.50%	4.85%	to	6.29%
Voya Solution 2055 Portfolio - Service Class
2020		2		$21.20		$40	—		0.70%			15.22%
2019	12/16/2019	1		$18.40		$22	(d)		0.70%			(d)
2018		(d)		(d)		(d)	(d)		(d)			(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution Income Portfolio - Service Class
2020		112	$17.37	to	$19.54	$2,099	2.18%	0.10%	to	1.50%	10.29%	to	11.82%
2019		137	$15.75	to	$17.59	$2,300	2.84%	0.10%	to	1.50%	11.39%	to	13.04%
2018		153	$14.14	to	$15.66	$2,294	2.35%	0.10%	to	1.50%	-4.46%	to	-3.16%
2017		164	$14.80	to	$16.28	$2,563	2.23%	0.10%	to	1.50%	7.64%	to	9.24%
2016		194	$13.72	to	$15.00	$2,784	1.13%	0.10%	to	1.50%	2.92%	to	4.32%
Voya Solution Moderately Aggressive Portfolio - Service Class
2020		17	$14.19	to	$14.54	$248	1.58%	0.95%	to	1.40%	12.35%	to	12.80%
2019		20	$12.63	to	$12.89	$259	2.39%	0.95%	to	1.40%	20.86%	to	21.49%
2018		19	$10.45	to	$10.61	$198	2.03%	0.95%	to	1.40%	-10.38%	to	-10.01%
2017		17	$11.66	to	$11.79	$196	1.34%	0.95%	to	1.40%	16.48%	to	16.96%
2016		16	$10.01	to	$10.08	$161	1.33%	0.95%	to	1.40%	4.71%	to	5.22%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2020		73	$31.32	to	$49.46	$2,522	1.24%	0.10%	to	1.25%	2.23%	to	3.41%
2019		87	$30.46	to	$48.24	$2,977	1.20%	0.10%	to	1.25%	29.04%	to	30.52%
2018		94	$23.48	to	$37.27	$2,472	1.13%	0.10%	to	1.25%	-15.39%	to	-14.41%
2017		108	$27.60	to	$43.93	$3,358	1.03%	0.10%	to	1.25%	9.74%	to	11.00%
2016		112	$25.01	to	$39.91	$3,148	1.20%	0.10%	to	1.50%	22.22%	to	23.95%
VY® Baron Growth Portfolio - Service Class
2020		104	$44.98	to	$75.63	$5,428	—	0.10%	to	1.50%	31.27%	to	33.11%
2019		114	$33.99	to	$57.30	$4,474	—	0.10%	to	1.50%	36.46%	to	38.37%
2018		199	$18.15	to	$41.76	$5,038	—	0.10%	to	1.50%	-3.36%	to	-2.00%
2017		191	$18.76	to	$42.97	$4,927	0.81%	0.10%	to	1.50%	26.29%	to	28.10%
2016		185	$14.84	to	$33.84	$3,799	—	0.10%	to	1.50%	3.77%	to	5.24%
VY® Columbia Contrarian Core Portfolio - Service Class
2020		29	$31.16	to	$36.74	$961	—	0.10%	to	1.50%	19.66%	to	21.36%
2019		30	$26.01	to	$30.48	$833	2.22%	0.10%	to	1.50%	31.05%	to	32.89%
2018		76	$17.34	to	$23.08	$1,498	0.95%	0.10%	to	1.50%	-10.33%	to	-9.06%
2017		85	$19.33	to	$25.55	$1,867	0.87%	0.10%	to	1.50%	19.78%	to	21.44%
2016		88	$16.12	to	$21.17	$1,564	3.37%	0.10%	to	1.50%	6.75%	to	8.29%
VY® Columbia Small Cap Value II Portfolio - Service Class
2020		18	$20.48	to	$26.11	$403	0.50%	0.10%	to	1.40%	8.02%	to	9.43%
2019		19	$18.96	to	$23.86	$401	0.34%	0.10%	to	1.40%	18.50%	to	20.08%
2018		20	$16.00	to	$19.87	$357	0.22%	0.10%	to	1.40%	-18.91%	to	-17.82%
2017		25	$19.73	to	$24.18	$533	0.31%	0.10%	to	1.40%	9.37%	to	10.82%
2016		30	$17.87	to	$21.82	$573	0.19%	0.10%	to	1.50%	21.90%	to	23.56%
VY® Invesco Comstock Portfolio - Service Class
2020		23	$24.55	to	$29.57	$598	1.74%	0.10%	to	1.50%	-1.95%	to	-0.56%
2019		30	$24.84	to	$29.94	$781	2.32%	0.10%	to	1.50%	23.39%	to	25.13%
2018		33	$19.97	to	$24.08	$694	1.47%	0.10%	to	1.50%	-13.72%	to	-12.49%
2017		33	$22.96	to	$27.70	$798	1.12%	0.10%	to	1.50%	15.96%	to	17.57%
2016		34	$19.64	to	$23.72	$724	1.94%	0.10%	to	1.50%	16.00%	to	17.68%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Initial Class
2020		1,874	$24.17	to	$26.87	$47,368	1.67%	0.10%	to	1.40%	8.44%	to	9.86%
2019		2,215	$22.02	to	$24.62	$51,562	2.05%	0.10%	to	1.50%	18.32%	to	19.93%
2018		2,510	$18.56	to	$20.66	$49,208	1.95%	0.10%	to	1.50%	-10.83%	to	-9.52%
2017		2,904	$20.65	to	$22.99	$63,635	2.11%	0.10%	to	1.50%	9.27%	to	10.80%
2016		3,365	$18.75	to	$20.88	$67,371	1.93%	0.10%	to	1.50%	13.56%	to	15.17%
VY® Invesco Oppenheimer Global Portfolio - Initial Class
2020		1,930	$31.55	to	$38.50	$69,252	1.02%	0.10%	to	1.90%	25.35%	to	27.68%
2019		2,210	$24.87	to	$30.36	$62,759	0.50%	0.10%	to	1.90%	29.29%	to	31.68%
2018		2,495	$19.00	to	$23.25	$54,392	1.62%	0.10%	to	1.90%	-14.83%	to	-13.30%
2017		2,788	$22.04	to	$27.05	$70,986	1.10%	0.10%	to	1.90%	33.91%	to	36.34%
2016		3,075	$16.26	to	$20.00	$58,097	1.17%	0.10%	to	1.90%	-1.71%	to	0.12%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2020		88	$27.79	to	$43.83	$3,084	1.03%	0.10%	to	1.50%	-1.22%	to	0.17%
2019		91	$27.91	to	$44.04	$3,113	0.97%	0.10%	to	1.50%	24.34%	to	26.10%
2018		98	$22.27	to	$35.15	$2,718	1.05%	0.10%	to	1.50%	-13.50%	to	-12.29%
2017		124	$25.54	to	$40.34	$3,947	0.61%	0.10%	to	1.50%	12.03%	to	13.63%
2016		131	$22.61	to	$39.07	$3,693	0.66%	0.10%	to	1.50%	12.99%	to	14.57%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2020		1,036	$44.13	to	$54.42	$52,502	0.09%	0.10%	to	1.50%	29.88%	to	31.72%
2019		1,149	$33.71	to	$41.67	$44,662	0.31%	0.10%	to	1.50%	35.15%	to	37.05%
2018		1,282	$24.74	to	$30.66	$36,718	0.19%	0.10%	to	1.50%	-4.67%	to	-3.32%
2017		1,432	$25.75	to	$31.99	$43,055	0.62%	0.10%	to	1.50%	22.95%	to	24.67%
2016		1,621	$20.77	to	$25.88	$39,497	0.30%	0.10%	to	1.50%	5.84%	to	7.33%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2020		306	$48.24	to	$114.35	$20,968	—	0.10%	to	1.50%	34.65%	to	36.53%
2019		383	$35.54	to	$84.29	$19,649	0.27%	0.10%	to	1.50%	28.88%	to	30.70%
2018		713	$22.21	to	$71.32	$34,298	0.25%	0.10%	to	1.50%	-2.58%	to	-1.18%
2017		762	$22.78	to	$73.14	$38,118	0.05%	0.10%	to	1.50%	31.61%	to	33.47%
2016		816	$17.29	to	$55.52	$31,534	—	0.10%	to	1.50%	0.00%	to	1.37%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Strategic Allocation Conservative Portfolio - Class I
2020		168	$19.37	to	$35.94	$4,819	2.30%	0.70%	to	1.50%	8.80%	to	9.68%
2019		153	$17.66	to	$32.78	$3,962	2.48%	0.10%	to	1.50%	13.08%	to	14.66%
2018		159	$15.49	to	$28.77	$3,726	2.55%	0.10%	to	1.50%	-5.45%	to	-4.11%
2017		186	$16.25	to	$30.20	$4,601	2.47%	0.10%	to	1.50%	9.00%	to	10.41%
2016		226	$14.81	to	$27.53	$5,311	2.98%	0.10%	to	1.50%	4.10%	to	5.60%
Voya Strategic Allocation Growth Portfolio - Class I
2020		224	$17.31	to	$43.96	$6,745	1.90%	0.10%	to	2.25%	11.82%	to	14.28%
2019		257	$15.48	to	$38.72	$6,729	2.61%	0.10%	to	2.25%	20.09%	to	22.75%
2018		267	$12.89	to	$31.76	$5,877	2.00%	0.10%	to	2.25%	-10.36%	to	-8.45%
2017		342	$14.38	to	$34.90	$8,094	1.69%	0.10%	to	2.25%	15.25%	to	17.76%
2016		349	$12.47	to	$29.83	$7,200	2.70%	0.10%	to	2.25%	4.53%	to	6.82%
Voya Strategic Allocation Moderate Portfolio - Class I
2020		273	$21.07	to	$39.96	$7,863	2.13%	0.35%	to	1.40%	11.15%	to	12.32%
2019		290	$18.82	to	$35.71	$7,558	2.74%	0.35%	to	1.40%	17.59%	to	18.87%
2018		313	$15.89	to	$30.17	$6,950	2.35%	0.35%	to	1.40%	-7.40%	to	-6.40%
2017		321	$14.49	to	$32.36	$7,831	1.88%	0.35%	to	2.25%	11.98%	to	14.08%
2016		361	$12.94	to	$28.47	$7,871	2.64%	0.35%	to	2.25%	4.27%	to	6.32%
Voya Growth and Income Portfolio - Class A
2020		60		$27.41		$1,641	0.87%		1.25%			15.26%
2019		66		$23.78		$1,573	1.22%		1.25%			26.69%
2018		73		$18.77		$1,373	1.41%		1.25%			-6.06%
2017		80		$19.98		$1,602	1.35%		1.25%			18.29%
2016		90		$16.89		$1,520	1.54%		1.25%			7.85%
Voya Growth and Income Portfolio - Class I
2020		3,838	$15.34	to	$837.13	$218,650	1.26%	0.10%	to	2.25%	14.64%	to	17.12%
2019		4,398	$13.16	to	$720.65	$213,518	1.63%	0.10%	to	2.25%	25.98%	to	28.77%
2018		4,935	$10.27	to	$564.43	$192,504	1.81%	0.10%	to	2.25%	-6.53%	to	-4.56%
2017		5,621	$10.81	to	$596.35	$230,160	1.83%	0.10%	to	2.25%	17.60%	to	20.24%
2016		6,158	$11.59	to	$500.21	$209,483	1.94%	0.10%	to	2.25%	7.31%	to	9.67%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Emerging Markets Index Portfolio - Class I
2020		37	$13.28	to	$14.34	$521	2.76%	0.10%	to	1.25%	16.08%	to	17.54%
2019		41	$11.44	to	$12.20	$492	2.00%	0.10%	to	1.25%	16.38%	to	17.65%
2018		75	$9.83	to	$10.37	$769	2.31%	0.10%	to	1.25%	-16.13%	to	-15.21%
2017		44	$11.72	to	$12.23	$527	0.78%	0.10%	to	1.25%	34.87%	to	36.50%
2016		8	$8.69	to	$8.96	$71	2.87%	0.10%	to	1.25%	9.17%	to	10.48%
Voya Global High Dividend Low Volatility Portfolio - Class I
2020		104	$12.45	to	$13.56	$1,346	2.29%	0.10%	to	1.50%	-2.35%	to	-0.88%
2019		136	$12.75	to	$13.68	$1,792	2.79%	0.10%	to	1.50%	19.83%	to	21.49%
2018		167	$10.64	to	$11.26	$1,820	5.09%	0.10%	to	1.50%	-10.21%	to	-8.90%
2017		197	$11.85	to	$12.36	$2,383	2.37%	0.10%	to	1.50%	21.91%	to	23.60%
2016		226	$9.72	to	$10.00	$2,225	2.79%	0.10%	to	1.50%	4.40%	to	5.93%
Voya Global High Dividend Low Volatility Portfolio - Class S
2020		77	$12.16	to	$12.49	$952	1.86%	0.95%	to	1.40%	-2.49%	to	-2.04%
2019		95	$12.47	to	$12.75	$1,195	2.46%	0.95%	to	1.40%	19.67%	to	20.28%
2018		83	$10.42	to	$10.60	$873	4.58%	0.95%	to	1.40%	-10.40%	to	-10.02%
2017		97	$11.63	to	$11.78	$1,136	2.11%	0.95%	to	1.40%	21.78%	to	22.33%
2016		101	$9.55	to	$9.66	$972	2.60%	0.95%	to	1.40%	4.26%	to	4.79%
Voya Index Plus LargeCap Portfolio - Class I
2020		1,797	$21.91	to	$64.57	$71,703	1.46%	0.10%	to	2.25%	13.35%	to	15.79%
2019		2,007	$19.33	to	$56.13	$69,720	1.58%	0.10%	to	2.25%	27.17%	to	29.91%
2018		2,248	$15.20	to	$43.48	$60,638	1.47%	0.10%	to	2.25%	-8.93%	to	-6.88%
2017		2,212	$16.69	to	$47.02	$65,631	1.60%	0.10%	to	2.25%	21.86%	to	24.51%
2016		2,447	$13.69	to	$38.01	$58,987	1.67%	0.10%	to	2.25%	7.80%	to	10.21%
Voya Index Plus MidCap Portfolio - Class I
2020		162	$26.95	to	$60.98	$5,765	1.23%	0.10%	to	1.50%	6.64%	to	8.15%
2019		186	$25.07	to	$56.78	$6,080	1.40%	0.10%	to	1.50%	25.19%	to	26.95%
2018		198	$19.87	to	$45.04	$5,304	1.12%	0.10%	to	1.50%	-15.62%	to	-14.41%
2017		240	$23.36	to	$53.01	$7,531	1.39%	0.10%	to	1.50%	11.89%	to	13.42%
2016		258	$20.71	to	$47.04	$7,291	0.94%	0.10%	to	1.50%	16.37%	to	18.06%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus SmallCap Portfolio - Class I
2020		99	$26.26	to	$43.02	$3,044	0.98%	0.10%	to	1.50%	3.81%	to	5.26%
2019		118	$25.09	to	$41.15	$3,488	1.02%	0.10%	to	1.50%	19.99%	to	21.71%
2018		130	$20.74	to	$34.05	$3,194	0.94%	0.10%	to	1.50%	-13.71%	to	-12.50%
2017		143	$23.85	to	$39.19	$4,020	0.98%	0.10%	to	1.50%	8.28%	to	9.83%
2016		159	$21.85	to	$35.94	$4,216	0.80%	0.10%	to	1.50%	25.41%	to	27.20%
Voya International Index Portfolio - Class I
2020		553	$11.80	to	$22.86	$10,245	2.58%	0.10%	to	1.75%	6.02%	to	7.75%
2019		631	$11.08	to	$21.39	$10,915	3.13%	0.10%	to	1.75%	19.29%	to	21.34%
2018		696	$9.23	to	$17.78	$10,210	3.04%	0.10%	to	1.75%	-15.27%	to	-13.80%
2017		725	$10.84	to	$20.81	$12,539	2.45%	0.10%	to	1.75%	22.72%	to	24.77%
2016		773	$8.79	to	$16.82	$11,111	3.06%	0.10%	to	1.75%	-0.94%	to	0.73%
Voya International Index Portfolio - Class S
2020		3		$19.55		$52	1.98%		1.25%			6.31%
2019		3		$18.39		$49	2.82%		1.25%			19.49%
2018		3		$15.39		$42	2.17%		1.25%			-0.15%
2017		3		$18.09		$50	1.72%		1.25%			22.98%
2016		2		$14.71		$28	1.28%		1.25%			-0.68%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2020		1,144	$54.24	to	$70.68	$66,701	0.56%	0.10%	to	1.75%	36.04%	to	38.32%
2019		1,263	$39.47	to	$51.10	$53,690	0.71%	0.10%	to	1.75%	33.47%	to	35.72%
2018		829	$29.28	to	$37.65	$26,337	1.10%	0.10%	to	1.75%	-2.70%	to	-1.08%
2017		904	$29.79	to	$38.06	$29,331	1.16%	0.10%	to	1.75%	28.96%	to	31.13%
2016		1,002	$22.86	to	$29.02	$25,032	1.25%	0.10%	to	1.75%	4.70%	to	6.46%
Voya Russell™ Large Cap Index Portfolio - Class I
2020		558	$29.08	to	$49.53	$23,463	1.39%	0.10%	to	2.25%	19.12%	to	21.74%
2019		558	$24.22	to	$41.04	$19,548	1.72%	0.10%	to	2.25%	28.45%	to	31.19%
2018		569	$18.72	to	$31.54	$15,637	1.71%	0.10%	to	2.25%	-5.62%	to	-3.53%
2017		601	$19.69	to	$32.99	$17,538	1.67%	0.10%	to	2.25%	19.84%	to	22.45%
2016		663	$16.30	to	$27.17	$16,274	1.85%	0.10%	to	2.25%	8.47%	to	10.83%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Value Index Portfolio - Class I
2020		1520	$14.15	to	$33.06	$30,295	1.00%	0.10%	to	1.75%	-0.30%	to	1.42%
2019		1,742	$14.14	to	$32.89	$35,144	2.49%	0.10%	to	1.75%	23.72%	to	25.76%
2018		1,939	$11.39	to	$26.37	$30,700	2.37%	0.10%	to	1.75%	-8.28%	to	-6.73%
2017		2,244	$12.37	to	$28.52	$38,419	2.07%	0.10%	to	1.75%	11.50%	to	13.37%
2016		2,566	$11.05	to	$25.37	$38,918	1.58%	0.10%	to	1.75%	13.58%	to	15.55%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2020		30	$30.46	to	$31.01	$931	0.90%	1.25%	to	1.40%	-0.20%	to	-0.06%
2019		35	$30.52	to	$31.03	$1,060	2.32%	1.25%	to	1.40%	23.86%	to	24.07%
2018		39	$24.64	to	$25.01	$976	2.04%	1.25%	to	1.40%	-8.20%	to	-8.02%
2017		44	$26.84	to	$27.19	$1,186	1.84%	1.25%	to	1.40%	11.65%	to	11.76%
2016		47	$24.04	to	$24.33	$1,136	1.49%	1.25%	to	1.40%	13.66%	to	13.90%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2020		153	$13.56	to	$57.59	$2,869	0.12%	0.70%	to	1.50%	32.54%	to	33.59%
2019		177	$10.22	to	$43.24	$2,122	0.16%	0.70%	to	1.50%	32.51%	to	33.59%
2018		10	$29.71	to	$32.46	$312	0.65%	0.70%	to	1.50%	-6.78%	to	-6.03%
2017		36	$31.87	to	$36.13	$1,218	0.66%	0.10%	to	1.50%	22.48%	to	24.24%
2016		36	$26.02	to	$29.08	$980	0.68%	0.10%	to	1.50%	5.26%	to	6.68%
Voya Russell™ Mid Cap Index Portfolio - Class I
2020		59	$27.74	to	$36.86	$1,899	1.26%	0.10%	to	1.25%	15.25%	to	16.55%
2019		74	$24.07	to	$31.83	$2,077	1.62%	0.10%	to	1.25%	28.30%	to	29.81%
2018		70	$18.76	to	$24.68	$1,516	1.45%	0.10%	to	1.25%	-10.41%	to	-9.39%
2017		80	$20.94	to	$27.42	$1,931	1.40%	0.10%	to	1.25%	16.46%	to	17.82%
2016		73	$17.98	to	$23.41	$1,525	1.33%	0.10%	to	1.25%	12.02%	to	13.30%
Voya Russell™ Small Cap Index Portfolio - Class I
2020		284	$12.18	to	$33.64	$4,370	0.95%	0.10%	to	1.40%	17.91%	to	19.44%
2019		319	$10.33	to	$28.35	$4,261	0.62%	0.10%	to	1.40%	23.62%	to	25.05%
2018		64	$18.67	to	$22.82	$1,298	1.22%	0.10%	to	1.25%	-12.39%	to	-11.37%
2017		64	$21.31	to	$25.91	$1,480	1.14%	0.10%	to	1.25%	12.87%	to	14.14%
2016		62	$18.88	to	$22.85	$1,287	1.33%	0.10%	to	1.25%	19.57%	to	21.01%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Small Company Portfolio - Class I
2020		341	$28.50	to	$81.94	$19,054	0.50%	0.10%	to	1.90%	10.14%	to	12.17%
2019		376	$25.56	to	$73.53	$19,045	0.43%	0.10%	to	1.90%	23.80%	to	26.07%
2018		451	$20.39	to	$58.69	$18,563	0.56%	0.10%	to	1.90%	-17.44%	to	-15.91%
2017		513	$24.41	to	$70.27	$25,655	0.33%	0.10%	to	1.90%	9.17%	to	11.18%
2016		567	$22.08	to	$63.62	$25,664	0.43%	0.10%	to	1.90%	22.12%	to	24.33%
Voya U.S. Bond Index Portfolio - Class I
2020		159	$13.41	to	$16.36	$2,412	3.31%	0.10%	to	1.50%	5.59%	to	7.07%
2019		107	$12.70	to	$15.28	$1,515	2.48%	0.10%	to	1.50%	5.04%	to	8.22%
2018		110	$11.90	to	$14.12	$1,433	2.31%	0.10%	to	1.50%	-1.82%	to	-0.42%
2017		123	$12.12	to	$14.18	$1,599	2.48%	0.10%	to	1.50%	1.59%	to	3.05%
2016		100	$11.85	to	$13.76	$1,262	2.57%	0.10%	to	1.50%	0.85%	to	2.23%
Voya MidCap Opportunities Portfolio - Class I
2020		696	$17.97	to	$76.04	$20,453	0.11%	0.10%	to	1.75%	38.65%	to	41.00%
2019		804	$12.89	to	$54.39	$17,032	0.28%	0.10%	to	1.75%	27.14%	to	29.22%
2018		909	$10.09	to	$42.46	$15,217	—	0.10%	to	1.75%	-9.15%	to	-7.57%
2017		1,021	$11.05	to	$46.33	$18,488	0.07%	0.10%	to	1.75%	22.97%	to	24.96%
2016		255	$13.06	to	$28.94	$4,907	—	0.10%	to	1.75%	5.41%	to	7.14%
Voya MidCap Opportunities Portfolio - Class S
2020		102	$28.61	to	$48.93	$4,151	0.06%	0.95%	to	1.40%	38.81%	to	39.44%
2019		101	$20.61	to	$35.09	$3,010	0.13%	0.95%	to	1.40%	27.22%	to	27.83%
2018		124	$16.20	to	$27.45	$2,910	—	0.95%	to	1.40%	-8.99%	to	-8.59%
2017		133	$17.80	to	$30.03	$3,409	—	0.95%	to	1.40%	23.01%	to	23.58%
2016		151	$14.47	to	$24.30	$3,181	—	0.95%	to	1.40%	5.50%	to	5.97%
Voya SmallCap Opportunities Portfolio - Class I
2020		61	$28.38	to	$36.59	$2,047	—	0.10%	to	1.25%	24.80%	to	26.22%
2019		89	$22.74	to	$40.97	$2,417	—	0.10%	to	1.25%	24.13%	to	25.55%
2018		99	$18.32	to	$32.90	$2,148	—	0.10%	to	1.25%	-16.92%	to	-15.94%
2017		100	$22.05	to	$39.49	$2,558	—	0.10%	to	1.25%	17.22%	to	18.61%
2016		94	$18.81	to	$33.57	$2,040	—	0.10%	to	1.25%	12.03%	to	13.31%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund						Investment
		Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
		DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya SmallCap Opportunities Portfolio - Class S
	2020		102	$23.89	to	$27.28	$2,601	—	0.95%	to	1.40%	24.27%	to	24.85%
	2019		111	$19.22	to	$21.85	$2,265	—	0.95%	to	1.40%	23.60%	to	24.15%
	2018		129	$15.55	to	$17.60	$2,133	—	0.95%	to	1.40%	-17.28%	to	-16.86%
	2017		138	$18.79	to	$21.17	$2,747	—	0.95%	to	1.40%	16.78%	to	17.35%
	2016		149	$16.09	to	$18.04	$2,532	—	0.95%	to	1.40%	11.50%	to	11.98%
Wanger International
	2020		86	$17.07	to	$22.85	$1,775	1.72%	0.10%	to	1.50%	12.67%	to	14.25%
	2019		103	$15.15	to	$20.00	$1,839	0.78%	0.10%	to	1.50%	28.06%	to	29.87%
	2018		119	$11.83	to	$15.40	$1,641	2.26%	0.10%	to	1.50%	-18.97%	to	-17.78%
	2017		129	$14.60	to	$18.73	$2,161	1.26%	0.10%	to	1.50%	30.94%	to	32.74%
	2016		164	$11.15	to	$14.11	$2,037	1.17%	0.10%	to	1.50%	-2.87%	to	-1.47%
Wanger Select
	2020		46	$30.97	to	$43.98	$1,563	0.76%	0.10%	to	1.50%	24.79%	to	26.56%
	2019		65	$24.62	to	$34.98	$1,846	0.08%	0.10%	to	1.50%	27.35%	to	29.13%
	2018		85	$19.18	to	$27.26	$1,934	0.19%	0.10%	to	1.50%	-13.71%	to	-12.49%
	2017		84	$22.05	to	$31.36	$2,218	0.19%	0.10%	to	1.50%	24.78%	to	26.54%
	2016		99	$17.53	to	$24.94	$2,113	0.16%	0.10%	to	1.50%	11.67%	to	13.26%
Wanger USA
	2020		59	$38.00	to	$48.52	$2,524	—	0.10%	to	1.50%	22.38%	to	24.09%
	2019		65	$30.80	to	$39.35	$2,210	0.25%	0.10%	to	1.50%	29.16%	to	31.00%
	2018		62	$23.66	to	$30.24	$1,645	0.13%	0.10%	to	1.50%	-2.94%	to	-1.56%
	2017		51	$24.18	to	$30.92	$1,389	—	0.10%	to	1.50%	17.81%	to	19.46%
	2016		47	$20.36	to	$26.05	$1,054	—	0.10%	to	1.50%	12.01%	to	13.55%

(d)	As investment Division had no investments until 2019, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2020, this data is not meaningful and is therefore not presented.
A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investments income is determined by the timing of declaration of dividends by the underlaying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Item 8.        Financial Statements and Supplementary Data

C-1

Report of Independent Registered Public Accounting Firm

To the Shareholder and the Board of Directors of
Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company (the Company) as of December 31, 2020 and 2019, the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes and financial statement schedules listed in the Index at Item 15(a) (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matter
The critical audit matter communicated below is a matter arising from the current period audit of the financial statements that was communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective or complex judgments. The communication of the critical audit matter does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which it relates.

C-2

Deferred policy acquisition costs and Value of business acquired
Description of the Matter	As disclosed in Note 1 and Note 5 to the consolidated financial statements, the Company’s deferred policy acquisition costs and value of business acquired (“DAC/VOBA”) totaled $162 million at December 31, 2020, net of unrealized gains and losses, which represented deferred acquisition costs and value of business acquired related to fixed and variable deferred annuity contracts. The carrying amount of the DAC related to fixed and variable deferred annuity contracts is the total of costs deferred, less amortization net of interest. The carrying amount of the VOBA related to fixed and variable deferred annuity contracts is the outstanding value of in-force business acquired, based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition, less amortization net of interest. DAC and VOBA related to fixed and variable deferred annuity contracts are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

As described in Note 1 to the consolidated financial statements, there is a significant amount of uncertainty inherent in calculating estimated gross profits as the calculation includes significant management judgment in developing certain assumptions such as persistency, interest crediting rates, fee income, returns associated with separate account performance, expenses to administer the business, and certain economic variables. Management’s assumptions are adjusted, known as unlocking, over time for emerging experience and expected changes in trends. The unlocking results in DAC/VOBA amortization being recalculated, using the new assumptions for estimated gross profits, that results either in additional or less cumulative amortization expense.

Auditing management’s estimate of DAC/VOBA related to fixed and variable deferred annuity contracts was complex due to the highly judgmental nature of assumptions included in the projection of estimated gross profits used in the valuation of DAC/VOBA.
How We Addressed the Matter in Our Audit
We obtained an understanding, evaluated the design, and tested the operating effectiveness of the controls over the DAC/VOBA estimation process, including, among others, controls related to management’s evaluation of the need to update assumptions based on the comparison of actual Company experience to previous assumptions and updating investment margins for current and expected future market conditions.

We utilized actuarial specialists to assist with our audit procedures, which included, among others, reviewing the methodology applied by management by comparing to the methodology used in prior periods as well as industry practice. To assess the assumptions used in measuring estimated gross profits, we compared the significant assumptions noted above with historical experience, observable market data and management’s estimates of prospective changes in these assumptions. We also independently recalculated estimated gross profits for a sample of policies for comparison with the actuarial result developed by management.

/s/ Ernst & Young LLP
We have served as the Company's auditor since 2001.
San Antonio, Texas
March 16, 2021

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2020 and 2019
(In millions, except share and per share data)

	As of December 31,
	2020	2019
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $24,667 as of 2020 and $23,107 as of 2019; allowance for credit losses of $14 as of 2020)	$28,043	$25,153
Fixed maturities, at fair value using the fair value option	1,730	1,479
Equity securities, at fair value (cost of $116 as of 2020 and $73 as of 2019)	116	80
Short-term investments	17	—
Mortgage loans on real estate	4,694	4,664
Less: Allowance for credit losses	67	—
Mortgage loans on real estate, net	4,627	4,664
Policy loans	187	205
Limited partnerships/corporations	815	738
Derivatives	145	224
Securities pledged (amortized cost of $169 as of 2020 and $749 as of 2019)	220	828
Other investments	43	43
Total investments	35,943	33,414
Cash and cash equivalents	360	512
Short-term investments under securities loan agreements, including collateral delivered	249	917
Accrued investment income	304	293
Premiums receivable and reinsurance recoverable	1,219	1,304
Less: Allowance for credit losses	—	—
Premiums receivable and reinsurance recoverable, net	1,219	1,304
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	173	608
Short-term loan to affiliate	653	69
Current income tax recoverable	5	9
Due from affiliates	118	67
Property and equipment	63	60
Other assets	242	255
Assets held in separate accounts	87,319	78,713
Total assets	$126,648	$116,221

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2020 and 2019
(In millions, except share and per share data)

	As of December 31,
	2020	2019
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$33,127	$31,142
Payable for securities purchased	26	5
Payables under securities loan agreements, including collateral held	208	865
Due to affiliates	125	95
Derivatives	216	285
Deferred income taxes	439	304
Other liabilities	291	369
Liabilities related to separate accounts	87,319	78,713
Total liabilities	121,751	111,778

Commitments and Contingencies (Note 12)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2020 and 2019 , respectively; $50 par value per share)	3	3
Additional paid-in capital	2,873	2,873
Accumulated other comprehensive income (loss)	1,882	1,292
Retained earnings	139	275
Total shareholder's equity	4,897	4,443
Total liabilities and shareholder's equity	$126,648	$116,221

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2020, 2019 and 2018
(In millions)

	Year Ended December 31,
	2020	2019	2018
Revenues:
Net investment income	$1,858	$1,689	$1,623
Fee income	905	877	875
Premiums	32	31	41
Broker-dealer commission revenue	2	2	69
Net realized capital gains (losses):
Total impairments	(37)	(41)	(18)
Less: Portion of impairments recognized in Other comprehensive income (loss)	—	2	2
Net impairments recognized in earnings	(37)	(43)	(20)
Other net realized capital gains (losses)	(273)	(101)	(222)
Total net realized capital gains (losses)	(310)	(144)	(242)
Other revenue	(1)	14	19
Total revenues	2,486	2,469	2,385
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	1,049	1,013	828
Operating expenses	1,090	1,056	894
Broker-dealer commission expense	2	2	69
Net amortization of Deferred policy acquisition costs and Value of business acquired	192	65	86
Interest expense	1	1	2
Total benefits and expenses	2,334	2,137	1,879
Income (loss) before income taxes	152	332	506
Income tax expense (benefit)	(14)	32	61
Net income (loss)	$166	$300	$445

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2020, 2019 and 2018
(In millions)

	Year Ended December 31,
	2020	2019	2018
Net income (loss)	$166	$300	$445
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	748	1,323	(897)
Impairments	—	1	8
Pension and other postretirement benefits liability	(1)	(1)	(1)
Other comprehensive income (loss), before tax	747	1,323	(890)
Income tax expense (benefit) related to items of other comprehensive income (loss)	157	276	(192)
Other comprehensive income (loss), after tax	590	1,047	(698)
Comprehensive income (loss)	$756	$1,347	$(253)

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2020, 2019 and 2018
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2018	$3	$2,763	$806	$189	$3,761
Comprehensive income (loss):
Net income (loss)	—	—	—	445	445
Other comprehensive income (loss), after tax	—	—	(698)	—	(698)
Total comprehensive income (loss)					(253)
Dividends paid and distributions of capital	—	—	—	(126)	(126)
Contribution of capital	—	55	—	—	55
Employee related benefits	—	(2)	—	—	(2)
Balance as of December 31, 2018	3	2,816	108	508	3,435
Adjustment for adoption of ASU 2018-02	—	—	137	(137)	—
Comprehensive income (loss):
Net income (loss)	—	—	—	300	300
Other comprehensive income (loss), after tax	—	—	1,047	—	1,047
Total comprehensive income (loss)					1,347
Dividends paid and distributions of capital	—	—	—	(396)	(396)
Contribution of capital	—	57	—	—	57
Balance as of December 31, 2019	3	2,873	1,292	275	4,443
Adjustment for adoption of ASU 2016-01	—	—	—	(8)	(8)
Net income (loss)	—	—	—	166	166
Other comprehensive income (loss), after tax	—	—	590	—	590
Total comprehensive income (loss)					756
Dividends paid and distributions of capital	—	—	—	(294)	(294)
Balance as of December 31, 2020	$3	$2,873	$1,882	$139	$4,897

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2020, 2019 and 2018
(In millions)

	Year Ended December 31,
	2020	2019	2018

Cash Flows from Operating Activities:
Net income (loss)	$166	$300	$445
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(59)	(49)	(64)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	194	65	87
Net accretion/amortization of discount/premium	(7)	5	(3)
Future policy benefits, claims reserves and interest credited	757	568	547
Deferred income tax (benefit) expense	(20)	23	58
Net realized capital losses	310	144	242
Depreciation and amortization	10	21	14
(Gains) losses on limited partnerships/corporations	(23)	(35)	—
Change in:
Accrued investment income	(11)	9	3
Premiums receivable and reinsurance recoverable	85	105	87
Other receivables and asset accruals	21	55	(8)
Due to/from affiliates	(21)	2	24
Other payables and accruals	(84)	158	(176)
Other, net	(12)	(8)	(33)
Net cash provided by operating activities	1,306	1,363	1,223

C-9

	Year Ended December 31,
	2020	2019	2018

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,487	3,956	3,983
Equity securities, available-for-sale	145	3	3
Mortgage loans on real estate	403	803	598
Limited partnerships/corporations	104	70	99
Acquisition of:
Fixed maturities	(4,988)	(4,582)	(5,475)
Equity securities, available-for-sale	(178)	(12)	(3)
Mortgage loans on real estate	(433)	(555)	(606)
Limited partnerships/corporations	(158)	(190)	(254)
Derivatives, net	46	23	23
Policy loans, net	18	5	4
Short-term investments, net	(15)	50	(26)
Short-term loan to affiliate, net	(584)	(69)	80
Collateral received (delivered), net	11	(86)	(46)
Other, net	(5)	(3)	(45)
Net cash used in investing activities	(2,147)	(587)	(1,665)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$5,197	$3,395	$3,744
Maturities and withdrawals from investment contracts	(4,220)	(3,686)	(3,108)
Settlements on deposit contracts	(1)	(5)	(20)
Short-term loans from affiliates, net	7	—	(68)
Dividends paid and return of capital distribution	(294)	(396)	(126)
Capital contribution from parent	—	57	55
Net cash (used in) provided by financing activities	689	(635)	477
Net increase (decrease) in cash and cash equivalents	(152)	141	35
Cash and cash equivalents, beginning of period	512	371	336
Cash and cash equivalents, end of period	$360	$512	$371

Supplemental cash flow information:
Income taxes paid (received), net	$2	$(13)	$60

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, the "Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

Prior to May 2013, Voya Financial, Inc. ("Voya Financial"), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING Group. Between October 2013 and March 2015, ING Group completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

On January 4, 2021, VRIAC's ultimate parent, Voya Financial Inc. ("Voya Financial"), completed a series of transactions pursuant to a Master Transaction Agreement (the “Resolution MTA”) entered into on December 18, 2019 with Resolution Life U.S. Holdings Inc., a Delaware corporation (“Resolution Life US”), pursuant to which Resolution Life US acquired all of the shares of the capital stock of Security Life of Denver Company ("SLD") and Security Life of Denver International Limited ("SLDI"), including the capital stock of several subsidiaries of SLD and SLDI.

Concurrently with the sale, SLD entered into reinsurance agreements with ReliaStar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York (“RLNY”), and VRIAC, each of which is a direct or indirect wholly owned subsidiary of Voya Financial. Pursuant to these agreements, RLI and VRIAC reinsured to SLD a 100% quota share, and RLNY will reinsure to SLD a 75% quota share, of their respective in-scope individual life insurance and annuities businesses. RLI, RLNY, and VRIAC will remain subsidiaries of Voya Financial. The reinsurance agreements along with the sale of the legal entities noted above (referred to as the "Individual Life Transaction") resulted in the disposition of substantially all of Voya Financial's life insurance and legacy non-retirement annuity businesses and related assets. Pursuant to the Individual Life Transaction, VRIAC's reserves related to legacy non-retirement annuity business as well as pension risk transfer products were ceded to SLD and related assets transferred.

Effective December 31, 2019, VRIAC’s sole shareholder, Voya Holdings, Inc., transferred ownership of Voya Institutional Plan Services, LLC (“VIPS”) and Voya Retirement Advisors, LLC (“VRA”) to VRIAC for no cash consideration. VIPS and VRA provide retirement recordkeeping and investment advisory services, respectively, and the transfer was made to more closely align recordkeeping and related activities of VRIAC’s retirement business. It also had the effect of reducing VRIAC's tax liability. In addition to these non-insurance subsidiaries, VRIAC owns the wholly-owned owned non-insurance subsidiary, Voya Financial Partners, LLC ("VFP").

On June 1, 2018, VRIAC's ultimate parent, Voya Financial, consummated a series of transactions (collectively, the "2018 Transaction'') pursuant to a Master Transaction Agreement dated December 20, 2017 (the "2018 MTA") with VA Capital Company LLC ("VA Capital") and Athene Holding Ltd. ("Athene"). As part of the 2018 Transaction, VA Capital's wholly owned subsidiary Venerable Holdings Inc. ("Venerable") acquired certain of Voya Financial's assets, including all of the shares of capital stock of Voya Insurance and Annuity Company ("VIAC"), the Company's Iowa-domiciled insurance affiliate, as well as the membership interests of DSL, the Company's former broker-dealer subsidiary. Following the closing of the 2018 Transaction, VRIAC acquired a 9.99% equity interest in VA Capital.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

public and private school systems, higher education institutions, hospitals and healthcare facilities, not-for-profit organizations, state and local governments, small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions in late 2016 to better align business activities to the Company's priorities. This business will be transferred as part of the Individual Life Transaction described above. The Company's products are generally distributed through independent brokers and advisors, third-party administrators, consultants, and representatives associated with Voya Financial's broker-dealer and investment advisor, Voya Financial Advisors, Inc. ("VFA").

On February 8, 2021, VFA entered into an agreement with Cetera Financial Group, Inc. (“Cetera”), one of the nation’s largest networks of independently managed broker-dealers, pursuant to which Cetera will acquire the independent financial planning channel of VFA (the “Financial Planning Channel Sale”). In connection with this transaction, VFA expects to transfer approximately 900 independent financial professionals serving retail customers with approximately $40 billion in assets to Cetera, while retaining approximately 600 field and phone-based financial professionals who support our business. The transaction is expected to close in the second or third quarter of 2021. The closing is subject to certain conditions, including the receipt of required regulatory approvals.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. The Company's products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where the Company may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, VFP, VIPS, VRA and DSL (prior to June 1, 2018). Intercompany transactions and balances have been eliminated.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;
•Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");
•Valuation of investments and derivatives;
•Impairments;
•Income taxes; and

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•Contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company measures its equity securities at fair value and recognizes any changes in fair value in net income.

The Company's fixed maturities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

In connection with funds withheld reinsurance treaties, the Company has elected the FVO for certain of its fixed maturities to better match the measurement of those assets and related embedded derivative liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Changes in fair value associated with derivatives purchased to hedge CMOs are also recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, net of allowance for credit losses. Amortized cost is the principal balance outstanding, net of deferred loan fees and costs. Accrued interest receivable is reported in Accrued investment income on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of debt type, capital market factors, and market vacancy rates, and loan-specific risk characteristics such as debt service coverage ratios
(“DSC”), loan-to-value (“LTV”), collateral size, seniority of the loan, segmentation, and property types.

The allowance for credit losses is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. The change in the allowance for credit losses is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed. Expected recoveries do not exceed the aggregate of amounts previously written-off and expected to be written-off.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

For those mortgages that are determined to require foreclosure, expected credit losses are based on the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consist primarily of private equity and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securities Pledged: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether a decline in fair value below the amortized cost basis has resulted from credit loss or other factors. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. A severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), management evaluates facts and circumstances such as, but not limited to, the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as Impairments.

For available-for-sale securities that do not meet the intent impairment criteria but the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs in determining whether a credit loss exists:

•When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.
•Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.
•The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

Changes in the allowance for credit losses are recorded in Net realized capital gains (losses) as Impairments in the Consolidated
Statements of Operations. Losses are charged against the allowance when the Company believes the uncollectability of an available-for-sale security is confirmed or when either of the criteria regarding intent or requirement to sell is met.

Accrued interest receivable on available-for-sale securities is excluded from the estimate of credit losses.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago
Mercantile Exchange ("CME") rules related to the variation margin payments, the Company is required to adjust the derivative balances with the variation margin payments related to its cleared derivatives executed through CME.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is recorded in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

•Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is reported as a component

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

of AOCI. Those amounts are subsequently reclassified to earnings when the hedged item affects earnings, and are reported in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. The ineffective portion of a hedging relationship subject to hedge accounting is recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date, or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld reinsurance arrangements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are reported in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Contract Costs Associated with Certain Financial Services Contracts

Contract cost assets represent costs incurred to obtain or fulfill a non-insurance contract that are expected to be recovered and, thus, have been capitalized and are subject to amortization. Capitalized contract costs include incremental costs of obtaining a contract and fulfillment costs that relate directly to a contract and generate or enhance resources of the Company that are used to satisfy performance obligations.

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Capitalized contract costs are included in Other assets on the Consolidated Balance Sheets, and costs expensed as incurred are included in Operating expenses in the Consolidated Statements of Operations.

As of December 31, 2020 and 2019, contract cost assets were $105 and $109, respectively. Capitalized contract costs are amortized on a straight-line basis over the estimated lives of the contracts, which typically range from 5 to 15 years. For the years ended December 31, 2020 and 2019, amortization expenses of $19 and $23, respectively, were recorded in Operating expenses in the Consolidated Statements of Operations. There was no impairment loss in relation to the contract costs capitalized.

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 2.3% to 5.3%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•Account balances for funding agreements with fixed maturities are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.
•Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 4.3% for the year 2020, and 5.3% for the years 2019 and 2018. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.
•For fixed-indexed annuity ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

FIA: The Company issued FIA contracts that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer embedded derivative and MCG stand-alone derivative is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative (collectively, "guaranteed benefit derivatives") include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•Such separate accounts are legally recognized;

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
•Investments are directed by the contract owner or participant; and
•All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. The underlying investments include mutual funds, short term investments, cash and fixed maturities. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is generally invested in Short-term investments, with the offsetting obligation to repay the loan included within Payables under securities loan agreements, including collateral held on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets.

Recognition of Revenue

Insurance Revenue and Related Benefits
Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Financial Services Revenue
Revenue for various financial services is measured based on consideration specified in a contract with a customer and is recognized when the Company has satisfied a performance obligation. For advisory, recordkeeping and administration services of $423 and $405 for the years ended December 31, 2020 and 2019, respectively, the Company recognizes revenue as services are provided, generally over time. For distribution and shareholder servicing revenue of $158 and $82 for the years ended December 31, 2020 and 2019, respectively, the Company provides distribution services at a point in time and shareholder services over time. Contract terms are typically less than one year, and consideration is variable.

For a description of principal activities from which the Company generates revenue, see the Business section above for further information.

For the years ended December 31, 2020 and 2019, such revenue represents approximately 23.4% and 19.7% respectively, of total revenue. For the years ended December 31, 2020 and 2019, a portion of the revenue recognized in the current period from distribution services is related to performance obligations satisfied in previous periods. Revenue for various financial services is recorded in Fee income or Other revenue in the Consolidated Statements of Operations. Receivables of $88 and $97 are included in Other assets on the Consolidated Balance Sheets as of December 31, 2020 and 2019, respectively.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, (b) the provision for income taxes and (c) the deferred income tax assets and liabilities.

The provision for income taxes is based on income and expense reported in the financial statements after adjustments for permanent differences between our financial statements and consolidated federal income tax return. Permanent differences include the dividends received deduction. As a result of permanent differences, the effective tax rate reflected in the financial statements may be different than the actual rate in the income tax return.

Temporary differences between our financial statements and income tax return create deferred tax assets and liabilities. Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company's deferred tax assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including the nature and character of the deferred tax assets and liabilities, the amount and character of book income or losses in recent years, projected future taxable income and future reversals of temporary differences, tax planning strategies we would employ to avoid a tax benefit from expiring unused, and the length of time carryforwards can be utilized.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not to be sustained under examination by the applicable taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the applicable taxing authority. For items that meet the more-likely-than-not recognition threshold, the Company measures the tax position as the largest amount of benefit that is more than 50% likely to be realized upon ultimate resolution with the applicable tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.
If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Operating expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Reinsurance recoverable balances are reported net of the allowance for credit losses in the Company’s Consolidated Balance Sheets. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of capital market factors, counterparty financial information and ratings, and reinsurance agreement-specific risk characteristics such as collateral type, collateral size, and covenant strength.

The allowance for credit losses is a valuation account that is deducted from the reinsurance recoverable balance to present the net amount expected to be collected on the reinsurance recoverable. The change in the allowance for credit losses is recorded in
Policyholder benefits in the Consolidated Statements of Operations.

Current reinsurance recoverable balances and payable balances under reinsurance agreements are included in Premiums receivable and reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives for which carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Employee Benefits Plans

The Company, in conjunction with Voya Services Company, sponsors non-qualified defined benefit pension plans covering eligible employees, sales representatives and other individuals.

A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

respect of non-qualified defined benefit pension plans is the present value of the projected pension benefit obligation ("PBO") at the balance sheet date, together with adjustments for unrecognized past service costs. This liability is included in Other liabilities on the Consolidated Balance Sheets. The PBO is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The Company recognizes the funded status of the PBO for pension plans on the Consolidated Balance Sheets.

Net periodic benefit cost for the non-qualified defined benefit pension plans is determined using management estimates and actuarial assumptions to derive service cost and interest cost for a particular year and is included in Operating expenses in the Consolidated Statements of Operations. The obligations and expenses associated with these plans require use of assumptions, such as discount rate and rate of future compensation increases and healthcare cost trend rates, as well as assumptions regarding participant demographics, such as age of retirements, withdrawal rates and mortality. Management determines these assumptions based on a variety of factors, such as currently available market and industry data and expected benefit payout streams. Actual results could vary significantly from assumptions based on changes, such as economic and market conditions, demographics of participants in the plans and amendments to benefits provided under the plans. These differences may have a significant effect on the Company's Consolidated Financial Statements and liquidity. Actuarial gains (losses) are immediately recognized in Operating expenses in the Consolidated Statements of Operations.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

Adoption of New Pronouncements

The following table provides a description of the Company's adoption of new ASUs issued by the Financial Accounting Standards Board and the impact of the adoption on the Company's financial statements.

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2018-14, Changes to the Disclosure Requirements for Defined Benefit Plans	This standard, issued in August 2018, eliminates certain disclosure requirements that are no longer considered cost beneficial and requires new disclosures that are considered relevant.	December 31, 2020 using the retrospective method.	Adoption of the ASU had no effect on the
Company's financial condition, results of
operations, or cash flows. The adoption results in various disclosure changes that have been included in Note 11, Benefit Plans.

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2018-15, Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract	This standard, issued in August 2018, requires a customer in a hosting arrangement that is a service contract to follow the guidance for internal-use software projects to determine which implementation costs to capitalize as an asset. Capitalized implementation costs are required to be expensed over the term of the hosting arrangement. In addition, a customer is required to apply the impairment and abandonment guidance for long-lived assets to the capitalized implementation costs. Balances related to capitalized implementation costs must be
	presented in the same financial statement line items as other hosting arrangement balances, and additional disclosures are required.	January 1, 2020 using the prospective method.	Adoption of the ASU did not have a material impact on the Company's financial condition, results of operations, or cash flows.
ASU 2018-13, Changes to the Disclosure Requirements for Fair Value Measurement	This standard, issued in August 2018, simplifies certain disclosure requirements for fair value measurement.	January 1, 2020 using the transition method prescribed for each applicable provision.
Adoption of this ASU had no effect on the
Company's financial condition, results of
operations, or cash flows. The adoption
resulted in various disclosure changes that
have been included in Note 4, Fair Value
Measurements.

ASU 2016-13, Measurement of Credit Losses on Financial Instruments	This standard, issued in June 2016:
• Introduces a new current expected credit loss ("CECL") model to measure impairment on certain types of financial instruments,
• Requires an entity to estimate lifetime expected credit losses, under the new CECL model, based on relevant information about historical events, current conditions, and reasonable and supportable forecasts,
• Modifies the impairment model for available-for-sale debt securities, and
• Provides a simplified accounting model
for purchased financial assets with credit deterioration since their origination.
In addition, the FASB issued various amendments during 2018, 2019, and 2020 to clarify the provisions of ASU 2016-13.	January 1, 2020, using the modified retrospective method for financial assets measured at amortized cost and the prospective method for available-for-sale debt securities.	The Company recorded a $8 decrease, net
of tax, to Unappropriated retained earnings
as of January 1, 2020 for the cumulative
effect of adopting ASU 2016-13. The
transition adjustment includes recognition
of an allowance for credit losses of $12
related to mortgage loans, net of the effect
of DAC/VOBA and other intangibles of
$2 and deferred income taxes of $2.

The provisions that required prospective
adoption had no effect on the Company's
financial condition, results of operations,
or cash flows.

In addition, disclosures have been updated
to reflect accounting policy changes made
as a result of the implementation of ASU
2016-13. (See the Significant Accounting
Policies section.)

Comparative information has not been
adjusted and continues to be reported under
previously applicable U.S. GAAP.

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income	This standard, issued in February 2018, permits a reclassification from accumulated other comprehensive income ("AOCI") to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act of 2017 ("Tax Reform"). Stranded tax effects arise because U.S. GAAP requires that the impact of a change in tax laws or rates on deferred tax liabilities and assets be reported in net income, even if related to items recognized within accumulated other comprehensive income. The amount of the reclassification would be based on the difference between the historical corporate income tax rate and the newly enacted 21% corporate income tax rate, applied to deferred tax liabilities and assets reported within accumulated other comprehensive income.	January 1, 2019 with the change reported in the period of adoption.	The impact to the January 1, 2019 Consolidated Balance Sheet was an increase to AOCI of $137, with a corresponding decrease to Retained earnings. The ASU did not have a material impact on the Company's results of operations, cash flows, or disclosures.
ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities	This standard, issued in August 2017, enables entities to better portray risk management activities in their financial statements, as follows:
• Expands an entity's ability to hedge nonfinancial and financial risk components and reduces complexity in accounting for fair value hedges of interest rate risk,
• Eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item, and
• Eases certain documentation and assessment requirements and modifies the accounting for components excluded from the assessment of hedge effectiveness, and modifies required disclosures.

	In October 2018, the FASB issued an amendment which expands the list of U.S. benchmark interest rates permitted in the application of hedge accounting.	January 1, 2019, using the modified retrospective method, with the exception of the presentation and disclosure requirements which were adopted prospectively.
The adoption had no effect on the Company's financial condition, results of operations, or cash flows. As a result of the adoption, the Company has updated its Derivatives accounting policy with respect to fair value and cash flow hedges. Other required disclosure changes have been included in Note 3, Derivative Financial Instruments.

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-02, Leases	This standard, issued in February 2016, requires lessees to recognize a right-of-use asset and a lease liability for all leases with terms of more than 12 months. The lease liability will be measured as the present value of the lease payments, and the asset will be based on the liability. For income statement purposes, expense recognition will depend on the lessee's classification of the lease as either finance, with a front-loaded amortization expense pattern similar to current capital leases, or operating, with a straight-line expense pattern similar to current operating leases. Lessor accounting will be similar to the current model, and lessors will be required to classify leases as operating, direct financing, or sales-type.

	ASU 2016-02 also replaces the sale-leaseback guidance to align with the new revenue recognition standard, addresses statement of operation and statement of cash flow classification, and requires additional disclosures for all leases. In addition, the FASB issued various amendments during 2018 to clarify and simplify the provisions and implementation guidance of ASU 2016-02.	January 1, 2019 using the modified retrospective method.	The adoption did not have a material impact on the Company's financial condition, results of operations, or cash flows.
ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities	This standard, issued in January 2016, addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments, including requiring:
• Equity investments (except those consolidated or accounted for under the equity method) to be measured at fair value with changes in fair value recognized in net income.
	• Elimination of the disclosure of methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost.	January 1, 2018 using the modified retrospective method, except for certain provisions that were required to be applied using the prospective method.	The impact to the January 1, 2018 Consolidated Balance Sheet was a $12 increase, net of tax, to Retained earnings (deficit) with a corresponding decrease of $12, net of tax, to AOCI to recognize the unrealized gain associated with Equity securities. The provisions that required prospective adoption had no effect on the Company's financial condition, results of operations, or cash flows. Under previous guidance, prior to January 1, 2018, Equity securities were classified as available for sale with changes in fair value recognized in Other comprehensive income.

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers	This standard, issued in May 2014, requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. ASU 2014-09 also updated the accounting for certain costs associated with obtaining and fulfilling contracts with customers and requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In addition, the FASB issued various amendments during 2016 to clarify the provisions and implementation guidance of ASU 2014-09. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the guidance.	January 1, 2018 using the modified retrospective method.	The adoption had no impact on revenue recognition. However, the adoption resulted in a $95 increase in Other assets to capitalize costs to obtain and fulfill certain financial services contracts. This adjustment was offset by a related $19 increase in deferred tax liabilities, resulting in a net $76 increase to Retained earnings (deficit) on the Consolidated Balance Sheet as of January 1, 2018. In addition, disclosures have been updated to reflect accounting policy changes made as a result of the implementation of ASU 2014-09. (See the Significant Accounting Policies section.)

Comparative information has not been adjusted and continues to be reported under previous revenue recognition guidance. As of December 31, 2018, the adoption of ASU 2014-09 resulted in a $105 increase in Other assets, reduced by a related $22 decrease in Deferred income taxes, resulting in a net $83 increase to Retained earnings (deficit) on the Consolidated Balance Sheet. For the year ended December 31, 2018 , the adoption resulted in a $3 increase in Operating expenses on the Consolidated Statement of Operations and had no impact on Net cash provided by operating activities.

Future Adoption of Accounting Pronouncements

The following table provides a description of future adoptions of new accounting standards that may have an impact on the Company's financial statements when adopted:

Standard	Description of Requirements	Effective date and transition provisions	Effect on the financial statements or other significant matters
ASU 2020-04, Reference Rate Reform
This standard, issued in March 2020, provides
temporary optional expedients and exceptions
for applying U.S. GAAP principles to contracts,
hedging relationships, and other transactions
affected by reference rate reform if certain
criteria are met.

In January, 2021, the FASB issued ASU
2021-01 which clarified the scope of relief
related to ASU 2020-04.
The amendments are effective as of March 12, 2020, the issuance date of the ASU. An entity may elect to apply the amendments prospectively through December 31, 2022.	The Company expects that
it will elect to apply some of
the expedients and
exceptions provided in ASU
2020-04; however, the
Company is still evaluating
the guidance, and therefore,
the impact of the adoption
of ASU 2020-04 on the
Company’s financial
condition and results of
operations has not yet been
determined.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and transition provisions	Effect on the financial statements or other significant matters
ASU 2019-12, Simplifying the Accounting for Income Taxes	This standard, issued in December 2019,
simplifies the accounting for income taxes by
eliminating certain exceptions to the general
principles and simplifying several aspects of
ASC 740, Income taxes, including requirements
related to the following:
• The intraperiod tax allocation exception to
the incremental approach,
• The tax basis step-up in goodwill obtained in
a transaction that is not a business combination,
• Hybrid tax regimes,
• Ownership changes in investments - changes
from a subsidiary to an equity method investment,
• Separate financial statements of entities not
subject to tax,
• Interim-period accounting for enacted
changes in tax law, and
• The year-to-date loss limitation in interimperiod tax accounting.	January 1, 2021 with early
adoption permitted. Early
adoption in an interim
period must reflect any
adjustments as of the
beginning of the annual
period. Initial adoption of
ASU 2019-12 is required
to be reported on a
prospective basis, except
for certain provisions that
are required to be applied
retrospectively or
modified retrospectively.	The Company intends to
adopt ASU 2019-12 as of
January 1, 2021 on a
prospective basis, except for
those provisions that are
required to be applied on a
retrospective or modified
retrospective basis. The
Company does not expect
ASU 2019-12 to have a
material impact on the
Company's financial
condition, results of
operations, or cash flows.
ASU 2018-12, Targeted Improvements to the Accounting for Long- Duration Contracts	This standard, issued in August 2018, changes the measurement and disclosures of insurance liabilities and deferred acquisition costs ("DAC") for long-duration contracts issued by insurers.	In November, 2020, the
FASB released ASU
2020-11, which deferred
the effective date of the
amendments in ASU
2018-12 for SEC filers to
fiscal years ending after
December 15, 2022,
including interim periods
within those fiscal years.
Initial adoption for the
liability for future policy
benefits and DAC is
required to be reported
using either a full
retrospective or modified
retrospective approach.
For market risk benefits,
full retrospective
application is required.	The implications of these
requirements, including
transition options, and
related potential financial
statement impacts are
currently being evaluated.
While it is not possible to
estimate the expected
impact of adoption at this
time, the Company believes
there is a reasonable
possibility that
implementation of ASU
2018-12 may result in a
significant impact on
Shareholder’s equity and
future earnings patterns.

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2020:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	Allowance for credit losses
Fixed maturities:
U.S. Treasuries	$535	$186	$—	$—	$721	$—
U.S. Government agencies and authorities	18	1	—	—	19	—
State, municipalities and political subdivisions	698	116	—	—	814	—
U.S. corporate public securities	7,632	1,531	7	—	9,156	—
U.S. corporate private securities	3,870	536	27	—	4,379	—
Foreign corporate public securities and foreign governments(1)	2,539	413	1	—	2,951	—
Foreign corporate private securities(1)	2,991	348	25	—	3,303	11
Residential mortgage-backed securities	4,071	171	15	11	4,237	1
Commercial mortgage-backed securities	2,712	207	26	—	2,893	—
Other asset-backed securities	1,500	28	6	—	1,520	2
Total fixed maturities, including securities pledged	26,566	3,537	107	11	29,993	14
Less: Securities pledged	169	52	1	—	220	—
Total fixed maturities	$26,397	$3,485	$106	$11	$29,773	$14
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2019:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$565	$129	$3	$—	$691	$—
U.S. Government agencies and authorities	19	—	—	—	19	—
State, municipalities and political subdivisions	747	68	—	—	815	—
U.S. corporate public securities	7,103	941	13	—	8,031	—
U.S. corporate private securities	3,776	306	16	—	4,066	—
Foreign corporate public securities and foreign governments(1)	2,417	265	3	—	2,679	—
Foreign corporate private securities(1)	3,171	205	1	—	3,375	—
Residential mortgage-backed securities	3,685	125	11	11	3,810	2
Commercial mortgage-backed securities	2,381	122	3	—	2,500	—
Other asset-backed securities	1,472	15	13	—	1,474	1
Total fixed maturities, including securities pledged	25,336	2,176	63	11	27,460	3
Less: Securities pledged	749	85	6	—	828	—
Total fixed maturities	$24,587	$2,091	$57	$11	$26,632	$3
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $194 of net unrealized gains on impaired available-for-sale securities.

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2020, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. Mortgage-backed securities ("MBS") and Other asset-backed securities ("ABS") are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$788	$797
After one year through five years	3,421	3,686
After five years through ten years	5,244	5,980
After ten years	8,830	10,880
Mortgage-backed securities	6,783	7,130
Other asset-backed securities	1,500	1,520
Fixed maturities, including securities pledged	$26,566	$29,993

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer. As of December 31, 2020 and 2019, the Company did not have any investments in a single issuer, other than obligations of the U.S.

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Government and government agencies, with a carrying value in excess of 10% of the Company's Consolidated Shareholder's equity.

The following tables present the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2020
Communications	$950	$231	$1	$1,180
Financial	2,921	472	2	3,391
Industrial and other companies	7,284	1,155	13	8,426
Energy	1,571	259	22	1,808
Utilities	3,025	530	1	3,554
Transportation	929	128	20	1,037
Total	$16,680	$2,775	$59	$19,396

December 31, 2019
Communications	$1,002	$156	$—	$1,158
Financial	2,650	302	—	2,952
Industrial and other companies	7,053	667	11	7,709
Energy	1,675	185	18	1,842
Utilities	2,913	294	1	3,206
Transportation	856	78	2	932
Total	$16,149	$1,682	$32	$17,799

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Condensed Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and reported at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2020 and 2019, approximately 48.2% and 48.4%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreement

As of December 31, 2020 and 2019, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securities Pledged

The Company engages in securities lending whereby the initial collateral is required at a rate of 102% of the market value of the loaned securities.  The lending agent retains the collateral and invests it in high quality liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss. As of December 31, 2020 and 2019, the fair value of loaned securities was $143 and $715, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

If cash is received as collateral, the lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. As of December 31, 2020 and 2019, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $74 and $650, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2020 and 2019, liabilities to return collateral of $74 and $650, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

The Company accepts non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected on the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2020 and 2019, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $70 and $91, respectively.

The following table presents borrowings under securities pledged transactions by asset class pledged for the dates indicated:

	December 31, 2020(1)(2)	December 31, 2019(1)(2)
U.S. Treasuries	$70	$109
U.S. corporate public securities	54	447
Foreign corporate public securities and foreign governments	20	185
Equity Securities	—	—
Payables under securities loan agreements	$144	$741
(1) As of December 31, 2020 and December 31, 2019, borrowings under securities lending transactions include cash collateral of $74 and $650, respectively.
(2) As of December 31, 2020 and December 31, 2019, borrowings under securities lending transactions include non-cash collateral of $70 and $91, respectively.

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value and ownership interest of these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including Residential mortgage-backed securities ("RMBS"), Commercial mortgage-backed securities ("CMBS") and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Fair Value Measurements Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

Allowance for credit losses

The following table presents a rollforward of the allowance for credit losses on available-for-sale fixed maturity securities for the period presented:

Year Ended December 31, 2020
	Residential mortgage-backed securities	Commercial mortgage-backed securities	Foreign corporate private securities	Other asset-backed securities	Total
Balance as of January 1	$—	$—	$—	$—	$—
Credit losses on securities for which credit losses were not previously recorded	1	—	11	2	14
Initial allowance for credit losses recognized on financial assets accounted for as PCD (Purchased Credit Deteriorated)	—	—	—	—	—
Reductions for securities sold during the period	—	—	—	—	—
Reductions for intent to sell or more likely than not will be required to sell securities prior to recovery of amortized cost	—	—	—	—	—
Increase (decrease) on securities with allowance recorded in previous period	—	—	—	—	—
Write-offs	—	—	—	—	—
Recoveries of amounts previously written off	—	—	—	—	—
Balance as of December 31	$1	$—	$11	$2	$14

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2020:

	Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost			Total
	Fair Value	Unrealized Capital Losses	Number of securities	Fair Value	Unrealized Capital Losses	Number of securities	Fair Value	Unrealized Capital Losses	Number of securities
U.S. Treasuries	$8	$—	2	$—	$—	—	$8	$—	2
U.S. Government, agencies and authorities	—	—	—	—	—	—	—	—	—
State, municipalities and political subdivisions	5	—	2	—	—	—	5	—	2
U.S. corporate public securities	199	5	182	22	2	4	221	7	186
U.S. corporate private securities	316	10	29	71	17	7	387	27	36
Foreign corporate public securities and foreign governments	32	1	22	6	—	2	38	1	24
Foreign corporate private securities	176	25	20	3	—	1	179	25	21
Residential mortgage-backed	613	11	134	119	4	54	732	15	188
Commercial mortgage-backed	579	25	105	33	1	7	612	26	112
Other asset-backed	206	1	59	265	5	88	471	6	147
Total	$2,134	$78	555	$519	$29	163	$2,653	$107	718

The Company concluded that an allowance for credit losses was unnecessary for these securities because the unrealized losses are not credit related.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2019:

	Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost			Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses
U.S. Treasuries	$68	$3		$12	$—	*	$80	$3
U.S. Government, agencies and authorities	18	—	*	—	—		18	—	*
State, municipalities and political subdivisions	21	—	*	—	—		21	—	*
U.S. corporate public securities	97	3		131	10		228	13
U.S. corporate private securities	75	—	*	134	16		209	16
Foreign corporate public securities and foreign governments	6	—	*	53	3		59	3
Foreign corporate private securities	21	—	*	56	1		77	1
Residential mortgage-backed	535	6		139	5		674	11
Commercial mortgage-backed	331	3		18	—	*	349	3
Other asset-backed	217	2		500	11		717	13
Total	$1,389	$17		$1,043	$46		$2,432	$63
Total number of securities in an unrealized loss position	289			278			567
*Less than $1.

Based on the Company's quarterly evaluation of its securities in a unrealized loss position, described below, the Company concluded that these securities were not impaired as of December 31, 2020. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases. See the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements for the policy used to evaluate whether the investments are impaired.

Gross unrealized capital losses on fixed maturities, including securities pledged, increased $44 from $63 to $107 for the year ended December 31, 2020. The increase in gross unrealized capital losses was primarily due to higher interest rates in the longer end of the yield curve. As of December 31, 2020, $5 of the total $107 of gross unrealized losses were from 3 available-for-sale fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for 12 months or greater.

Evaluating Securities for Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities in accordance with its impairment policy in order to evaluate whether such investments are impaired.

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2020		2019			2018
	Impairment	No. of Securities	Impairment		No. of Securities	Impairment		No. of Securities
State municipalities, and political subdivisions	$—	6	$—	*	6	$—		—
U.S. corporate public securities	12	43	11		25	6		2
U.S. corporate private securities	—	2	1		16	—		—
Foreign corporate public securities and foreign governments(1)	1	22	3		15	2		3
Foreign corporate private securities(1)	—	7	18		11	9		1
Residential mortgage-backed	3	44	4		71	3		58
Commercial mortgage-backed	20	106	—	*	18	—	*	1
Other asset-backed	1	61	3		73	—	*	1
Total	$37	291	$40		235	$20		66
Credit Impairments	$—		$20			$14
Intent Impairments	$37		$20			$6
(1) Primarily U.S. dollar denominated.
*Less than $1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

For the year ended December 31, 2020 intent impairments in the amount of $26 were recorded on assets designated to be included in the reinsurance agreement associated with the Individual Life Transaction.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2020, the Company had eight new commercial mortgage loan troubled debt restructurings with a pre-modification carrying value and post-modification carrying value of $45. For the year ended December 31, 2020, the Company had no new private placement troubled debt restructuring. As of December 31, 2019, the Company had one commercial mortgage loan troubled debt restructuring and had one private placement troubled debt restructuring.

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2020 and 2019, the Company did not have any private placements modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2020, the Company had no commercial mortgage loans modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2019, the Company had one commercial mortgage loan modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present commercial mortgage loans by year of origination and LTV ratio as of the dates indicated.

	As of December 31, 2020
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2020	$164	$206	$39	$—	$—	$409
2019	209	165	107	—	—	481
2018	124	91	73	—	—	288
2017	499	356	6	—	—	861
2016	399	275	1	—	—	675
2015	407	68	—	—	—	475
2014 and prior	1,167	323	15	—	—	1,505
Total	$2,969	$1,484	$241	$—	$—	$4,694
	As of December 31, 2019
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2019	85	96	145	170	26	522
2018	4	88	110	133	14	349
2017	101	244	566	13	10	934
2016	46	150	470	31	—	697
2015	10	343	168	8	—	529
2014 and prior	134	252	1,093	154	—	1,633
Total	$380	$1,173	$2,552	$509	$50	$4,664

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present commercial mortgage loans by year of origination and DSC ratio as of the dates indicated.

	As of December 31, 2020
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Commercial mortgage loans secured by land or construction loans	Total
2020	$298	$93	$18	$—	$—	$409
2019	319	77	36	49	—	481
2018	102	79	60	47	—	288
2017	494	204	103	60	—	861
2016	591	53	31	—	—	675
2015	445	23	—	7	—	475
2014 and prior	1,231	155	72	47	—	1,505
Total	$3,480	$684	$320	$210	$—	$4,694

	As of December 31, 2019
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Commercial mortgage loans secured by land or construction loans	Total
2019	353	127	42	—	—	522
2018	236	3	60	50	—	349
2017	481	238	133	82	—	934
2016	615	59	23	—	—	697
2015	492	32	—	5	—	529
2014 and prior	1,358	128	88	59	—	1,633
Total	$3,535	$587	$346	$196	$—	$4,664

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and U.S. region as of the dates indicated.

	As of December 31, 2020
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2020	$84	$159	$35	$37	$32	$29	$1	$12	$20	$409
2019	63	122	11	137	54	39	17	11	27	481
2018	49	98	57	34	26	11		13	—	288
2017	99	98	352	136	74	60	5	37	—	861
2016	156	127	180	32	72	72	9	21	6	675
2015	109	133	100	30	42	48	9	4	—	475
2014 and prior	417	290	226	111	156	132	40	104	29	1,505
Total	$977	$1,027	$961	$517	$456	$391	$81	$202	$82	$4,694

	As of December 31, 2019
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2019	63	127	26	155	53	43	18	11	26	522
2018	50	132	60	43	26	11	—	12	15	349
2017	103	99	396	151	77	60	5	43	—	934
2016	158	132	187	32	75	77	9	21	6	697
2015	125	160	103	34	43	50	10	4	—	529
2014 and prior	445	316	247	122	168	142	42	121	30	1,633
Total	$944	$966	$1,019	$537	$442	$383	$84	$212	$77	$4,664

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and property type as of the dates indicated.

	As of December 31, 2020
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2020	$51	$73	$141	$144	$—	$—	$—	$409
2019	32	73	283	71	22	—	—	481
2018	49	78	124	17	3	17	—	288
2017	102	415	204	136	4	—	—	861
2016	129	244	138	144	9	7	4	675
2015	121	180	65	51	17	41	—	475
2014 and prior	671	125	273	210	62	125	39	1,505
Total	$1,155	$1,188	$1,228	$773	$117	$190	$43	$4,694

	As of December 31, 2019
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2019	33	90	299	81	19	—	—	522
2018	52	91	152	32	4	18	—	349
2017	104	461	218	147	4	—	—	934
2016	131	254	147	146	8	7	4	697
2015	148	185	69	62	23	42	—	529
2014 and prior	730	135	300	229	69	130	40	1,633
Total	$1,198	$1,216	$1,185	$697	$127	$197	$44	$4,664

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	2020
Allowance for credit losses, balance at January 1	$12	(1)
Credit losses on mortgage loans for which credit losses were not previously recorded	5
Increase (decrease) on mortgage loans with allowance recorded in previous period	52
Provision for expected credit losses	69
Write-offs	(2)
Recoveries of amounts previously written-off	—
Allowance for credit losses, balance at December 31	$67
(1) On January 1, 2020, as a result of implementing ASU 2016-13 Measurement of Credit Losses of Financial Instruments, the Company recorded a transition adjustment on a continuing basis for Allowance for credit losses on mortgage loans on real estate of $12.

While still heavily impacted by COVID-19, the Commercial Mortgage Loan portfolio allowance increased by $28 during the fourth quarter as certain sectors of the economy resumed operations, albeit at lower than pre-pandemic levels. We continue to observe distress in the hotel sector.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

To provide temporary financial assistance to our commercial mortgage loans borrowers adversely affected by COVID-19 related stress, the Company has provided payment forbearance to approximately 7% of the outstanding principal amount of our commercial mortgage loans. Deferred payment amounts are expected to be repaid across the 12 months following the end of the agreed upon forbearance period. No modifications to any commercial mortgage loans have been made as of the issuance date of this filing.

The following table presents past due commercial mortgage loans as of the dates indicated:

	December 31, 2020	December 31, 2019
Delinquency:
Current	$4,691	$4,664
30-59 days past due	—	—
60-89 days past due	—	—
Greater than 90 days past due	3	—
Total	$4,694	$4,664

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. As of December 31, 2020, the Company had one commercial mortgage loans in non-accrual status. As of December 31, 2019, the Company had no commercial mortgage loans in non-accrual status. There was no interest income recognized on loans in non-accrual status for the years ended December 31, 2020 and December 31, 2019.

As of December 31, 2020 and December 31, 2019, the Company had no commercial mortgage loans that were over 90 days or more past due but are not on non-accrual status. The Company had no commercial mortgage loans on non-accrual status for which there is no related allowance for credit losses as of December 31, 2020.

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Fixed maturities	$1,603	$1,432	$1,363
Equity securities	9	6	5
Mortgage loans on real estate	200	224	220
Policy loans	12	7	9
Short-term investments and cash equivalents	2	3	3
Other	107	91	95
Gross investment income	1,933	1,763	1,695
Less: investment expenses	75	74	72
Net investment income	$1,858	$1,689	$1,623

As of December 31, 2020 and 2019, the Company had $1 and $0, respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. Net realized capital gains (losses) also include changes in fair value of equity securities. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Fixed maturities, available-for-sale, including securities pledged	$(23)	$11	$(69)
Fixed maturities, at fair value option	(257)	(47)	(227)
Equity securities	3	(16)	(4)
Derivatives	49	(82)	(36)
Embedded derivatives - fixed maturities	—	2	(4)
Guaranteed benefit derivatives	(27)	(11)	94
Mortgage Loans	(56)	—	—
Other investments	1	(1)	4
Net realized capital gains (losses)	$(310)	$(144)	$(242)

Proceeds from the sale of fixed maturities, available-for-sale, and equity securities and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Proceeds on sales	$1,512	$2,418	$2,498
Gross gains	85	30	14
Gross losses	59	25	50

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.    Derivative Financial Instruments

The Company primarily enters into the following types of derivatives:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Futures: The Company uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company may also use futures contracts as a hedge against an increase in certain equity indices.
.
Managed custody guarantees ("MCGs"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and equity market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago Mercantile Exchange ("CME") rules related to the variation margin payments, the Company is required to adjust the derivative balances with the variation margin payments related to its cleared derivatives executed through CME.

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2020			December 31, 2019
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$18	$—	$—	$23	$—	$—
Foreign exchange contracts	628	3	36	652	10	18
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	14,155	137	171	18,640	210	261
Foreign exchange contracts	83	—	3	54	—	1
Equity contracts	55	5	5	63	4	3
Credit contracts	188	—	1	182	—	2
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	N/A	11	—	N/A	11	—
Within products	N/A	—	59	N/A	—	33
Within reinsurance agreements	N/A	—	—	N/A	—	23
Managed custody guarantees	N/A	—	4	N/A	—	—
Total		$156	$279		$235	$341
(1)     Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2020 and 2019. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts are presented in the tables below as of the dates indicated:

	December 31, 2020
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$188	$—	$1
Equity contracts	55	5	5
Foreign exchange contracts	711	3	39
Interest rate contracts	12,567	137	171
		145	216
Counterparty netting(1)		(141)	(141)
Cash collateral netting(1)		(1)	(43)
Securities collateral netting(1)		—	(28)
Net receivables/payables		$3	$4
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2019
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$182	$—	$2
Equity contracts	63	4	3
Foreign exchange contracts	706	10	19
Interest rate contracts	17,621	210	261
		224	285
Counterparty netting(1)		(217)	(217)
Cash collateral netting(1)		(6)	(58)
Securities collateral netting(1)		—	(5)
Net receivables/payables		$1	$5
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2020, the Company held $5 and delivered $43 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2019, the Company held $7 and $55 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2020, the Company delivered $77 of securities and held no securities as collateral. As of December 31, 2019, the Company delivered $113 of securities and held no securities as collateral.

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives qualifying for hedge accounting on the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income are as follows for the period indicated:

	Year Ended December 31
	2020		2019
	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives: Qualifying for hedge accounting
Location of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	Net Investment Income	Net Investment Income and Other Net Realized Capital Gains/(Losses)	Net Investment Income	Net Investment Income and Other Net Realized Capital Gains/(Losses)
Amount of Gain or (Loss) Recognized in Other Comprehensive Income	$1	$(23)	$2	$—
Amount of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income	—	7	—	10

Interest Rate Contracts	Foreign Exchange Contracts
The location and amount of gain (loss) recognized in the Consolidated Statements of Operations for derivatives qualifying for hedge accounting are as follows for the period indicated:

	Year Ended December 31,
	2020		2019
	Net Investment Income	Other net realized capital gains/(losses)	Net Investment Income	Other net realized capital gains/(losses)
Total amounts of line items presented in the statement of operations in which the effects of cash flow hedges are recorded	$1,858	$(273)	$1,689	$(101)
Derivatives: Qualifying for hedge accounting
Cash flow hedges:
Foreign exchange contracts:
Gain (loss) reclassified from accumulated other comprehensive income into income	10	(3)	10	—

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives not designated as hedging instruments on the Consolidated Statements of Operations are as follows for the periods indicated:

	Location of Gain or (Loss) Recognized in Income on Derivative	Year Ended December 31,
		2020	2019	2018
Derivatives: Non-qualifying for hedge accounting
Interest rate contracts	Other net realized capital gains (losses)	$51	$(85)	$(44)
Foreign exchange contracts	Other net realized capital gains (losses)	(2)	1	1
Equity contracts	Other net realized capital gains (losses)	—	1	—
Credit contracts	Other net realized capital gains (losses)	3	1	(1)
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	Other net realized capital gains (losses)	—	2	(4)
Within products	Other net realized capital gains (losses)	(23)	(11)	94
Within reinsurance agreements	Policyholder benefits	23	(102)	58
Managed custody guarantees	Other net realized capital gains (losses)	(4)	—	—
Total		$48	$(193)	$104

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4.    Fair Value Measurements

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$548	$173	$—	$721
U.S. Government agencies and authorities	—	19	—	19
State, municipalities and political subdivisions	—	814	—	814
U.S. corporate public securities	—	9,099	57	9,156
U.S. corporate private securities	—	3,093	1,286	4,379
Foreign corporate public securities and foreign governments(1)	—	2,951	—	2,951
Foreign corporate private securities (1)	—	3,008	295	3,303
Residential mortgage-backed securities	—	4,204	33	4,237
Commercial mortgage-backed securities	—	2,893	—	2,893
Other asset-backed securities	—	1,483	37	1,520
Total fixed maturities, including securities pledged	548	27,737	1,708	29,993
Equity securities	17	—	99	116
Derivatives:
Interest rate contracts	7	130	—	137
Foreign exchange contracts	—	3	—	3
Equity contracts	—	5	—	5
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	610	16	—	626
Assets held in separate accounts	81,096	6,001	222	87,319
Total assets	$82,278	$33,892	$2,029	$118,199
Percentage of Level to total	69%	29%	2%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$10	$10
Stabilizer and MCGs	—	—	53	53
Other derivatives:
Interest rate contracts	—	171	—	171
Foreign exchange contracts	—	39	—	39
Equity contracts	—	5	—	5
Credit contracts	—	1	—	1
Embedded derivative on reinsurance	—	—	—	—
Total liabilities	$—	$216	$63	$279
(1) Primarily U.S. dollar denominated.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$536	$155	$—	$691
U.S. Government agencies and authorities	—	19	—	19
State, municipalities and political subdivisions	—	815	—	815
U.S. corporate public securities	—	7,984	47	8,031
U.S. corporate private securities	—	3,064	1,002	4,066
Foreign corporate public securities and foreign governments(1)	—	2,679	—	2,679
Foreign corporate private securities (1)	—	3,185	190	3,375
Residential mortgage-backed securities	—	3,794	16	3,810
Commercial mortgage-backed securities	—	2,500	—	2,500
Other asset-backed securities	—	1,426	48	1,474
Total fixed maturities, including securities pledged	536	25,621	1,303	27,460
Equity securities, available-for-sale	17	—	63	80
Derivatives:
Interest rate contracts	1	209	—	210
Foreign exchange contracts	—	10	—	10
Equity contracts	—	4	—	4
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,429	—	—	1,429
Assets held in separate accounts	72,448	6,150	115	78,713
Total assets	$74,431	$31,994	$1,481	$107,906
Percentage of Level to total	69%	30%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$11	$11
Stabilizer and MCGs	—	—	22	22
Other derivatives:
Interest rate contracts	—	261	—	261
Foreign exchange contracts	—	19	—	19
Equity contracts	—	3	—	3
Credit contracts	—	2	—	2
Embedded derivative on reinsurance	—	23	—	23
Total liabilities	$—	$308	$33	$341
(1) Primarily U.S. dollar denominated.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation approaches and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Level 2 and Level 3 equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. The Company also has certain credit default swaps and options that are priced by third party vendors or by using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. The remaining derivative instruments are valued based on market observable inputs and are classified as Level 2.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Embedded derivatives on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. The fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third-party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2020
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)	Change in Unrealized Gains (Losses) Included in OCI(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$47	$—	$4	$—	$—	$(10)	$(11)	$27	$—	$57	$—	$4
U.S. Corporate private securities	1,002	—	33	255	—	(9)	(89)	294	(200)	1,286	—	33
Foreign corporate public securities and foreign governments(1)	—	—	—	—	—	—	—	—	—	—	—	—
Foreign corporate private securities(1)	190	(9)	(21)	190	—	(11)	(4)	4	(44)	295	2	(21)
Residential mortgage-backed securities	16	(7)	—	32	—	—	—	—	(8)	33	(7)	—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—	—	—	—	—
Other asset-backed securities	48	—	—	4	—	—	(15)	—	—	37	—	—
Total fixed maturities, including securities pledged	1,303	(16)	16	481	—	(30)	(119)	325	(252)	1,708	(5)	16
Equity securities	63	2	—	35	—	—	(1)	—	—	99	2	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(22)	(29)	—	—	(2)	—	—	—	—	(53)	—	—
FIA(2)	(11)	2	—	—	(2)	—	1	—	—	(10)	—	—
Assets held in separate accounts(4)	115	—	—	161	—	(2)	—	3	(55)	222	—	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations or Unrealized gains (losses) on securities in the Condensed Consolidated Statements of Comprehensive Income

(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2019
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$28	$—	$3	$—	$—	$—	$(7)	$23	$—	$47	$—
U.S. Corporate private securities	771	(1)	62	246	—	(14)	(61)	8	(9)	1,002	(1)
Foreign corporate private securities(1)	124	(17)	31	108	—	(56)	—	—	—	190	1
Residential mortgage-backed securities	10	(3)	—	9	—	—	—	—	—	16	(4)
Commercial mortgage-backed securities	12	—	—	—	—	—	—	—	(12)	—	—
Other asset-backed securities	94	—	—	—	—	—	(2)	—	(44)	48	—
Total fixed maturities, including securities pledged	1,039	(21)	96	363	—	(70)	(70)	31	(65)	1,303	(4)
Equity securities, available-for-sale	50	(16)	—	29	—	—	—	—	—	63	(16)
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(4)	(16)	—	—	(2)	—	—	—	—	(22)	—
FIA(2)	(11)	5	—	—	(5)	—	—	—	—	(11)	—
Assets held in separate accounts(5)	61	4	—	79	—	(2)	—	3	(30)	115	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2020 and 2019, the transfers in and out of Level 3 for fixed maturities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Other Financial Instruments

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2020		December 31, 2019
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$29,993	$29,993	$27,460	$27,460
Equity securities	116	116	80	80
Mortgage loans on real estate	4,694	5,013	4,664	4,912
Policy loans	187	187	205	205
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	626	626	1,429	1,429
Derivatives	145	145	224	224
Short-term loan to affiliate	653	653	69	69
Other investments	43	43	43	43
Assets held in separate accounts	87,319	87,319	78,713	78,713
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	28,169	36,741	26,337	32,697
Funding agreements with fixed maturities	795	796	877	876
Supplementary contracts, immediate annuities and other	288	345	312	384
Deposit liabilities	—	—	76	152
Derivatives:
Guaranteed benefit derivatives:
FIA	10	10	11	11
Stabilizer and MCGs	53	53	22	22
Other derivatives	216	216	285	285
Short-term debt(2)	8	8	1	1
Long-term debt(2)	3	3	4	4
Embedded derivatives on reinsurance	—	—	23	23
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.
(2) Included in Other Liabilities on the Consolidated Balance Sheets.

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the classification of financial instruments which are not carried at fair value on the Consolidated Balance Sheets:

Financial Instrument	Classification
Mortgage loans on real estate	Level 3
Policy loans	Level 2
Other investments	Level 2
Funding agreements without fixed maturities and deferred annuities	Level 3
Funding agreements with fixed maturities	Level 2
Supplementary contracts, immediate annuities and other	Level 3
Deposit liabilities	Level 3
Short-term debt and Long-term debt	Level 2

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA		Total
Balance at January 1, 2018	$385	$367		$752
Deferrals of commissions and expenses	55	6		61
Amortization:
Amortization, excluding unlocking	(75)	(72)		(147)
Unlocking (1)	(26)	13		(13)
Interest accrued	35	39	(2)	74
Net amortization included in the Consolidated Statements of Operations	(66)	(20)		(86)
Change in unrealized capital gains/losses on available-for-sale securities	162	198		360
Balance as of December 31, 2018	536	551		1,087
Deferrals of commissions and expenses	43	6		49
Amortization:
Amortization, excluding unlocking	(72)	(66)		(138)
Unlocking (1)	2	(2)		—
Interest accrued	35	38	(2)	73
Net amortization included in the Consolidated Statements of Operations	(35)	(30)		(65)
Change in unrealized capital gains/losses on available-for-sale securities	(256)	(222)		(478)
Balance as of December 31, 2019	288	305		593
Impact of ASU 2016-13	2	—		2
Deferrals of commissions and expenses	56	3		59
Amortization:
Amortization, excluding unlocking	(84)	(76)		(160)
Unlocking (1)	(5)	(94)		(99)
Interest accrued	35	32	(2)	67
Net amortization included in the Consolidated Statements of Operations	(54)	(138)		(192)
Change in unrealized capital gains/losses on available-for-sale securities	(170)	(130)		(300)
Balance as of December 31, 2020	$122	$40		$162
(1) DAC/VOBA unlocking includes the impact of annual review of assumptions which typically occurs in the third quarter; and retrospective and prospective unlocking. Additionally, the 2018 amounts include unfavorable unlocking of DAC and VOBA of $25 and $26, respectively, associated with an update to assumptions related to customer consents of changes to guaranteed minimum interest rate provisions.
(2)     Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2020, 2019 and 2018.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2021	$25
2022	23
2023	21
2024	17
2025	14

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2020 and 2019, the account value for the separate account contracts with guaranteed minimum benefits was $46.9 billion and $40.0 billion, respectively. The additional liability recognized related to minimum guarantees as of December 31, 2020 and 2019 was $57 and $26, respectively.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2020 and 2019 was $9.2 billion and $8.2 billion, respectively.

7.    Reinsurance

As of December 31, 2020, the Company has reinsurance treaties with 4 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. The Company previously had an agreement with one of its affiliates, Security Life of Denver International ("SLDI"), which was accounted for under the deposit method of accounting. This agreement was recaptured in Q1 2020. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2020 and 2019, the Company had $1.2 billion and $1.3 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2020	2019
Reinsurance recoverable, net of allowance for credit losses	$1,219	$1,304
Total	$1,219	$1,304

For the years ended December 31, 2020 and 2019, premiums, net of reinsurance were $32 and $31, respectively.

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2020, VRIAC declared and paid ordinary dividends to its Parent in the aggregate amount of $294. During the year ended December 31, 2019, VRIAC paid an ordinary dividend in the amount of $396 to its Parent.

On March 27, 2020, VFP paid a $20 dividend to VRIAC, its parent; on June 18, 2020, VFP paid a $15 dividend to VRIAC; on September 25, 2020, VFP paid a $20 dividend to VRIAC; and on December 22, 2020, VFP paid a $20 dividend to VRIAC. During the year ended December 31, 2019, VFP paid dividends of $80 to VRIAC.

On December 31, 2020, VRA paid a $20 dividend to VRIAC, its parent.

During the years ended December 31, 2020, the Company did not receive capital contributions from our Parent. During the years ended December 31, 2019, the Company received capital contributions of $57 from our Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to RBC requirements, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically a portion of deferred tax assets in excess of prescribed thresholds.

Statutory net income was $299, $325 and $377, for the years ended December 31, 2020, 2019 and 2018, respectively. Statutory capital and surplus was $2.0 billion as of December 31, 2020 and 2019.

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2020	2019	2018
Fixed maturities, net of impairment	$3,430	$2,113	$127
Derivatives	73	117	140
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(855)	(551)	(73)
Premium deficiency reserve adjustment	(434)	(211)	(51)
Other	2	—	—
Unrealized capital gains (losses), before tax	2,216	1,468	143
Deferred income tax asset (liability)	(337)	(180)	(39)
Unrealized capital gains (losses), after tax	1,879	1,288	104
Pension and other postretirement benefits liability, net of tax	3	4	4
AOCI	$1,882	$1,292	$108
(1) Gains and losses reported in AOCI from hedge transactions that resulted in the acquisition of an identified asset are reclassified into earnings in the same period or periods during which the asset acquired affects earnings. As of December 31, 2020, the portion of the AOCI that is expected to be reclassified into earnings within the next twelve months is $22.

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2020
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$1,309		$(275)	$1,034
Other	2		—	2
Impairments	—			—
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	8		(2)	6
DAC/VOBA and Sales inducements	(302)	(1)	63	(239)
Premium deficiency reserve adjustment	(224)		47	(177)
Change in unrealized gains/losses on available-for-sale securities	793		(167)	626

Derivatives:
Derivatives	(22)	(2)	5	(17)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(23)		5	(18)
Change in unrealized gains/losses on derivatives	(45)		10	(35)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Other comprehensive income (loss)	$747		$(157)	$590
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2019
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$1,995		$(419)	$1,576
Other	—		—	—
Impairments	1		—	1
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(11)		2	(9)
DAC/VOBA and Sales inducements	(479)	(1)	100	(379)
Premium deficiency reserve adjustment	(160)		33	(127)
Change in unrealized gains/(losses) on available-for-sale securities	1,346		(284)	1,062

Derivatives:
Derivatives	1	(2)	—	1
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(23)		5	(18)
Change in unrealized gains/(losses) on derivatives	(22)		5	(17)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	3	2
Change in pension and other postretirement benefits liability	(1)		3	2
Change in Other comprehensive income (loss)	$1,323		$(276)	$1,047
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2018
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,401)		$299	(4)	$(1,102)
Other	(5)		1		(4)
Impairments	8		(2)		6
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	69		(14)		55
DAC/VOBA and Sales inducements	360	(1)	(76)		284
Premium deficiency reserve adjustment	64		(13)		51
Change in unrealized gains/losses on available-for-sale securities	(905)		195		(710)

Derivatives:
Derivatives	40	(2)	(8)		32
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(24)		5		(19)
Change in unrealized gains/losses on derivatives	16		(3)		13

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	—		(1)
Change in pension and other postretirement benefits liability	(1)		—		(1)
Change in Other comprehensive income (loss)	$(890)		$192		$(698)
(1)See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $9 valuation allowance. See the Income Taxes Note these Consolidated Financial Statements for additional information.

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Current tax expense (benefit):
Federal	$6	$9	$3
Total current tax expense	6	9	3
Deferred tax expense (benefit):
Federal	(20)	23	58
Total deferred tax expense (benefit)	(20)	23	58
Total income tax expense (benefit)	$(14)	$32	$61

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Income (loss) before income taxes	$152	$332	$506
Tax rate	21.0%	21.0%	21.0%
Income tax expense (benefit) at federal statutory rate	32	70	106
Tax effect of:
Dividends received deduction	(37)	(35)	(49)
Valuation allowance	—	—	9
Tax Attributes	(8)	(4)	—
Other	(1)	1	(5)
Income tax expense (benefit)	$(14)	$32	$61
Effective tax rate	(9.2)%	9.6%	12.1%

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2020	2019
Deferred tax assets
Insurance reserves	$112	$107
Investments	9	23
Compensation and benefits	60	57
Other assets	35	34
Total gross assets	216	221

Deferred tax liabilities
Net unrealized investment (gains) losses	(645)	(424)
Deferred policy acquisition costs	(10)	(101)
Total gross liabilities	(655)	(525)
Net deferred income tax asset (liability)	$(439)	$(304)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2020 and 2019, the Company had no valuation allowance. However, the application of intra-period tax allocation rules to benefits associated with capital deferred tax assets resulted in a valuation allowance as of December 31, 2020 and 2019 of $128 and $128, respectively, in continuing operations, offset by a corresponding benefit in Other comprehensive income.

Tax Sharing Agreement

As of December 31, 2020 and 2019, the Company had a receivable from Voya Financial of $5 and $9, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of Voya Financial's consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. However, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2020 and December 31, 2019.

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2020 and December 31, 2019.

Tax Regulatory Matters

For the tax years 2018 through 2020, Voya Financial, Inc. participated in the Internal Revenue Service ("IRS") Compliance
Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. The IRS finalized the audit of Voya
Financial, Inc. for the period ended December 31, 2018. For the periods ended December 31, 2019 and December 31, 2020, the
IRS has determined that Voya Financial, Inc. would be in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the
Bridge phase, the IRS does not intend to conduct any review or provide any letters of assurance for the tax year.

Tax Legislative Matters

The Coronavirus Aid, Relief and Economic Security (“CARES”) Act, which became effective on March 27, 2020, and the
Consolidated Appropriations Act, which became effective on December 27, 2020, have not had any material impact on corporate income taxes.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $11, $11 and $11 for the years ended December 31, 2020, 2019 and 2018, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria ("Career Agents"). The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $17, $15 and $15, for the years ended December 31, 2020, 2019 and 2018, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers Career Agents. The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
Change in benefit obligation:
Benefit obligation, January 1	$82	$80
Interest cost	3	3
Benefits paid	(6)	(5)
Actuarial (gains) losses on obligation	5	4
Benefit obligation, December 31	$84	$82

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Accrued benefit cost	$(84)	$(82)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	—	—
Net amount recognized	$(84)	$(82)

Assumptions

The discount rate used in the measurement of the December 31, 2020 and 2019 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2020	2019
Discount rate	2.67%	3.36%

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

 In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERPs and Agents Non-Qualified Plan.

The weighted-average discount rate used in calculating the net pension cost was as follows:

	2020	2019	2018
Discount rate	3.36%	4.46%	3.85%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Interest cost	$3	$3	$3
Amortization of prior service cost (credit)	—	—	(1)
Net (gain) loss recognition	5	4	(4)
Net periodic (benefit) cost	$8	$7	$(2)

Expected Future Benefit Payments

The following table summarizes the expected benefit payments related to the SERPs and Agents Non-Qualified Plan for the years indicated:

2021	$6
2022	6
2023	6
2024	6
2025	5
2026-2029	25

In 2021, the Company is expected to contribute $6 to the SERPs and Agents Non-Qualified Plan.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013, 2014 and 2019 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.

The Company was allocated compensation expense from Voya Financial of $27, $31 and $29 for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company recognized tax benefits of $6, $7 and $6 for the years ended 2020, 2019 and 2018, respectively.

All excess tax benefits and tax deficiencies related to share-based compensation are reported in Net Income.

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.
•The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.
•The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
•Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRA contribution. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.
•The Voya Financial Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges incurred by the Company related to these plans were immaterial for the years ended December 31, 2020, 2019, and 2018.

C-72

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

12.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2020, 2019 and 2018, rent expense for leases was $5, $5 and $5, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2020 the Company had off-balance sheet commitments to acquire mortgage loans of $50 and purchase limited partnerships and private placement investments of $565.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2020	2019
Fixed maturity collateral pledged to FHLB(1)	$997	$1,087
FHLB restricted stock(2)	44	44
Other fixed maturities-state deposits	14	14
Cash and cash equivalents	4	5
Securities pledged(3)	220	828
Total restricted assets	$1,279	$1,978
(1) Included in Fixed maturities, available for sale, at fair value, on the Consolidated Balance Sheets.
(2) Included in Other investments on the Consolidated Balance Sheets.
(3) Includes the fair value of loaned securities of $143 and $715 as of December 31, 2020 and 2019, respectively. In addition, as of December 31, 2020 and 2019, the Company delivered securities as collateral of $77 and $113, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

Federal Home Loan Bank Funding

On January 18, 2018, the Company became a member of the Federal Home Loan Bank of Boston (“FHLB”). The Company is required to pledge collateral to back funding agreements issued to the FHLB. As of December 31, 2020, the Company had $795 in non-putable funding agreements, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance sheets. As of December 31, 2020, assets with a market value of approximately $997 collateralized the FHLB funding agreements. Assets pledged to the FHLB are included in Fixed maturities, available for sale, at fair value on the Consolidated Balance Sheets.

C-73

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies.

While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2020, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Finally, industry wide, life insurers continue to be exposed to class action litigation related to the cost of insurance rates and periodic deductions from cash value. Common allegations include that insurance companies have breached the terms of their universal life insurance policies by establishing or increasing the cost of insurance rates using cost factors not permitted by the contract, thereby unjustly enriching themselves. This litigation is generally known as cost of insurance litigation.

C-74

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

13.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2020, 2019 and 2018, expenses were incurred in the amounts of $73, $68 and $65, respectively.

•Services agreements with Voya Services Company and other insurance and non-insurance company affiliates for administrative, management, financial and information technology services. For the years ended December 31, 2020, 2019 and 2018, expenses were incurred in the amounts of $458, $443 and $379, respectively.
•Intercompany agreement with VIM, as amended pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2020, 2019 and 2018, revenue under the VIM intercompany agreement was $57, $59 and $63, respectively.

•Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, an affiliate of VRIAC. For the years ended December 31, 2020, 2019 and 2018 commission expenses incurred by VRIAC were $81, $82 and $79, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

As disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements, DSL was divested as part of the 2018 Transaction. DSL had certain intercompany agreements whereby it generated revenues and expenses with affiliated entities related to underwriting, distribution, investment advisory and administrative services. For the years ended December 31, 2018, commissions were collected in the amount of $69 and paid in turn to broker-dealers. In addition, for the years ended December 31, 2018, revenues earned and expenses incurred were $27 and $26, respectively.

Reinsurance Agreements

In March 2020, the Company recaptured an automatic reinsurance agreement entered into in 2012 with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsured to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The agreement was accounted for under the deposit method. As of December 31, 2019, the Company had deposit assets of $36 and deposit liabilities of $76, related to this agreement which were included in Other assets and Other liabilities, respectively on the Consolidated Balance Sheet, The recapture resulted in a loss of $20 that was recorded in the Consolidated Statements of Operations for the year ended December 31, 2020.

Additionally, VRIAC entered in 2014 into a coinsurance agreement with Langhorne I, LLC ("Langhorne"), an affiliated captive reinsurance company, to manage reserve and capital requirements in connection with a portion of its Stabilizer and Managed Custody Guarantee business. Effective January 1, 2018, the Company recaptured the coinsurance agreement and recorded a $74 pre-tax gain on the recapture which was reported in Operating expenses in the Consolidated Statement of Operations for the year ended December 31, 2018.

C-75

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investment Advisory and Other Fees

VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual funds products issued by certain of its affiliates. For each of the years ended December 31, 2020, 2019 and 2018, distribution revenues received by VFP related to affiliated mutual fund products were $26, $27, and $27.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2021, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2020, 2019, and 2018, interest on any borrowing by either the Company or Voya Financial was charged at a rate based on the prevailing market rate for similar third-party borrowings for securities.

Under this agreement, the Company incurred and earned immaterial interest expense and interest income of $5, $2 and $0 for the years ended December 31, 2020, 2019 and 2018. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations. As of December 31, 2020, the Company had an outstanding receivable of $653 and VIPS had a $7 outstanding payable. As of December 31, 2019, the Company had an outstanding receivable of $69 and no outstanding payable from/to Voya Financial under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. For the year ended December 31, 2020 and 2019, the Company earned no affiliate interest income on this Note. Interest income was $5 for the years ended December 31, 2018. As of June 1, 2018, VIAC ceased to be an affiliate of the Company following the closing of the 2018 Transaction as disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements. The investment in surplus notes is reported in Fixed maturities, available-for-sale on the Company's Consolidated Balance Sheet as of December 31, 2020 and 2019.

C-76

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Condensed Financial Information
Financial Statements of Variable Annuity Account B:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2020
-	Statements of Operations for the year ended December 31, 2020
-	Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2020 and 2019
-	Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2020, 2019 and 2018
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2020, 2019 and 2020
-	Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018
-	Notes to Consolidated Financial Statements

(b)	Exhibits
(1)
Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.

(2)	Not applicable
(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216) as filed on April 11, 2006.
(3.2)
Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)	Confirmation of Underwriting Agreement • Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(3.4)
Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.5)
Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(3.6)
Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.7)
Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.8)
Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(3.9)
Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(4.1)	Variable Annuity Contract (GM-VA-98) • Incorporated herein by reference to Initial Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(4.2)	Variable Annuity Contract Certificate (GMC-VA-98) • Incorporated herein by reference to Initial Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(4.3)	Variable Annuity Contract (GM-VA-98(NY)) • Incorporated herein by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4, File No. 333-56297, as filed on August 30, 2000.)
(4.4)
Variable Annuity Contract Certificate (GMC-VA-98(NY)) • Incorporated herein by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4, File No. 333-56297, as filed on August 30, 2000.)

(4.5)
Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and Variable Annuity Contract Certificate GMC-VA-98 • Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-56297, as filed on September 14, 1998.)

(4.6)
Endorsement (EGET-99) to Variable Annuity Contract GM-VA-98 and Variable Annuity Contract Certificate GMC-VA-98 • Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 7, 1999.)

(4.7)
Endorsement (EVA-PB-00) to Variable Annuity Contract GM-VA-98 and Variable Annuity Contract Certificate GMC-VA-98 • Incorporated herein by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, File No. 333-56297, as filed on May 8, 2000.)

(4.8)
Endorsement (EVA-PB-00(NY)) to Variable Annuity Contract GM-VA-98(NY) and Variable Annuity Contract Certificate GMC-VA-98(NY) • Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4, File No. 333-56297, as filed on December 13, 2000.)

(4.9)	Endorsement E-DCSECURE-20 to Variable Annuity Contract GM-VA-98(NY) and Variable Annuity Contract Certificate GMC-VA-98(NY)
(4.10)	Endorsement E-IRASECURE-20 to Variable Annuity Contract GM-VA-98(NY) and Variable Annuity Contract Certificate GMC-VA-98(NY)
(5.1)
Variable Annuity Contract Application (9.5.89-6(9/98) • Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-56297, as filed on August 4, 1998.)

(6.1)
Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)
Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)
Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.2)
Rule 22c-2 Agreement dated no later than April 16, 2007and effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Authorization for Signatures • Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4, File No. 033-75986, as filed on April 2, 1996.)
(14)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name & Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson , One Orange Way, Windsor, CT 06095-4774	Director and President
Rodney O. Martin, Jr. , 230 Park Avenue, New York, NY 10169	Director and Chairman
Michael S. Smith , 230 Park Avenue, New York, NY 10169	Director and Executive Vice President
Robert L. Grubka, 20 Washington Avenue South, Minneapolis, MN 55401	Director and Senior Vice President
Michael R. Katz, Work at Home, Pennsylvania	Director, Senior Vice President and Chief Financial Officer
Heather H. Lavallee, One Orange Way, Windsor, CT 06095-4774	Director and Senior Vice President
Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Risk Officer
Larry N. Port , 230 Park Avenue, New York, NY 10169	Executive Vice President and Chief Legal Officer
Carlo Bertucci , One Orange Way, Windsor, CT 06095-4774	Senior Vice President, Treasurer and Chief Tax Officer
C. Landon Cobb, Jr. , 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
William S. Harmon, Work at Home, Colorado	Senior Vice President
Matthew Toms, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President
Michele White, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Jean Weng , 230 Park Avenue, New York, NY 10169	Senior Vice President and Assistant Secretary
Rajat P. Badhwar, One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer

Brian J. Baranowski , One Orange Way , Windsor, CT 06095-4774	Vice President, Compliance
Wayne M. Forlines, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President
Regina A. Gordon , One Orange Way , Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Carol B. Keen, Work at Home, Florida	Vice President
Niccole A. Peck, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Kyle A. Puffer, One Orange Way, Windsor, CT 06095-4774	Vice President and Appointed Actuary
Kevin J. Reimer, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
John Thistle, 30 Braintree Hill Office Park, Floors 2-4, Braintree MA 02184	Vice President
Melissa A. O’Donnell, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM

03-31- 2021

Voya Financial, Inc. Non-Insurer (Delaware) 52-1222820 NAIC 4832

Pen-Cal Administrators, Inc. Non-Insurer (California) 94-2695108

Voya Services Company Non-Insurer (Delaware) 52-1317217

Voya Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

Voya Holdings Inc. Non-Insurer (Connecticut) 02-0488491

03/31/21	Voya Benefits Company, LLC Non-Insurer (Delaware) 83-0965809

Page 1	Voya Financial Advisors, Inc. Non-Insurer (Minnesota) 41-0945505

Voya Investment Management LLC Non-Insurer (Delaware) 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

Voya Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Services (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

Voya Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

Voya Furman Selz Investments III LLC (*a) Non-Insurer (Delaware) 13-4127836

Voya Realty Group LLC Non-Insurer (Delaware) 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*b) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

03/31/21	Voya Capital, LLC Non-Insurer (Delaware) 86-1020892

Page 2	Voya Funds Services, LLC Non-Insurer (Delaware) 86-1020893

Voya Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) 03-0402099

RiverRoch LLC (*c) Non-Insurer (Delaware)

Oconee Real Estate Holdings LLC (*d) Non-Insurer (Delaware ) 85-15787

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Voya Financial Partners, LLC Non-Insurer (Delaware) 06-1375177

03/31/21	Voya Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284

Page 3	Voya Retirement Advisors, LLC Non-Insurer (New Jersey) 22-1862786

Voya Institutional Trust Company Non-Insurer (Connecticut) 46-5416028

ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

Roaring River, LLC Insurer (Missouri) 26-3355951 NAIC 13583

ILICA LLC Non-Insurer (Connecticut) 06-1067464

Voya International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

Voya Insurance Solutions, Inc. Non-Insurer (Connecticut) 06-1465377

Roaring River IV Holding, LLC Non-Insurer (Delaware) 46-3607309

Roaring River IV, LLC Insurer (Missouri) 80-0955075 NAIC 15365

Voya Custom Investments LLC Non-Insurer (Delaware) 27-2278894

SLDI Georgia Holdings, Inc. Non-Insurer (Georgia) 27-1108872

Voya II Custom Investments LLC Non-Insurer (Delaware) 27-1108872

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

Security Life Assignment Corporation Non-Insurer (Colorado) 84-1437826

IIPS of Florida, LLC Non-Insurer (Florida)

03/31/21	Voya Special Investments , Inc. (*e) Non-Insurer (Delaware) 85-1775946

Page 4	VFI SLK Global Services Private Limited (*f) Non-Insurer (India)

*a	Voya Furman Selz Investments III LLC owned 95.81% by Voya Investment Management Alternative Assets LLC and 4.19% by Third Party Shareholder.
*b	Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholder.
*c
RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company, owned 10.8% by Security Life of Denver Insurance Company and owned 24.7% by Non-Affiliate Member.

*d
Oconee Real Estate Holdings LLC owned 30.4% by Voya Retirement Insurance and Annuity Company, owned 29% by ReliaStar Life Insurance Company, owned 8.5% by Security Life of Denver Insurance Company and owned 42% by Non-Affiliate Member.

*e	Voya Special Investments, Inc. owned 0.2% by Voya Financial, Inc., 49.9% by Voya Retirement Insurance and Annuity Company and 49.9% by ReliaStar Life Insurance Company.
*f	VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.

Item 27. Number of Contract Owners

As of February 28, 2021 , there were 3,168 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of Voya Retirement Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.

Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name & Principal Business Address	Positions and Offices with Underwriter
Brandi Haugen, 2000 21st Avenue NW, Minot ND 58703	President and Chief Executive Officer
Anthony J. Brantzeg, 1475 Dunwoody Dr., West Chester, PA 19380	Senior Vice President and Chief Risk Officer
Chad M. Eslinger, 20 Washington Ave. S, Minneapolis, MN 55401	Senior Vice President and Chief Compliance Officer
John T. Price, 5780 Powers Ferry Rd. NW, Atlanta, GA 30327	Senior Vice President and Secretary
Debra M. Bell, Works From Home, Colorado	Vice President and Assistant Treasurer
Matthew K. Duffy, 5780 Powers Ferry Rd. NW, Atlanta, GA 30327	Vice President, Chief Financial Officer and Financial Operations Principal
Stephen D. Hartman,1475 Dunwoody Dr., West Chester, PA 19380	Vice President and Treasurer
Raghib Muhammad, 1475 Dunwoody Dr., West Chester, PA 19380	Vice President and Chief Information Officer
Robert Pienkowski, Works From Home, New York	Vice President and Chief Information Security Officer
Mary A. Tuttle, Works From Home, Colorado	Vice President and Assistant Treasurer
Angelia M. Lattery, 20 Washington Ave. S, Minneapolis, MN 55401	Assistant Secretary
James D. Ensley, 5780 Powers Ferry Rd. NW, Atlanta, GA 30327	Tax Officer

(c) Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Voya Financial Partners, LLC				$1,161,252.58

*
Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of Voya Retirement Insurance and Annuity Company during 2020.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, GA 30327-4390.

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:
(a)
to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)
to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

REPRESENTATIONS

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff's No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans SEC No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-56297) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 1st day of May , 2021.

VARIABLE ANNUITY ACCOUNT B OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 57 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Charles P. Nelson*	Director and President
Charles P. Nelson	(principal executive officer)

Robert L. Grubka*	Director
Robert L. Grubka

Michael R. Katz*	Director and Chief Financial Officer
Michael R. Katz	(principal financial officer)

Heather H. Lavallee*	Director	May
Heather H. Lavallee		01, 2021

Francis G. O’Neill*	Director
Francis G. O’Neill

Rodney O. Martin, Jr.*	Director and Chairman
Rodney O. Martin, Jr.

Michael S. Smith*	Director
Michael S. Smith

C. Landon Cobb, Jr.*	Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

By:	/s/ Andrea Nelson
Andrea Nelson *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT B EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(4.9)	Endorsement E-DCSECURE-20 to Variable Annuity Contract GM-VA-98(NY) and Variable Annuity Contract Certificate GMC-VA-98(NY)

24(b)(4.10)	Endorsement E-IRASECURE-20 to Variable Annuity Contract GM-VA-98(NY) and Variable Annuity Contract Certificate GMC-VA-98(NY)

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(14)	Powers of Attorney